UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09521
AMG Funds
(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Address of principal executive offices)  (Zip code)

AMG Funds LLC
680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Name and address of agent for service)
Registrant's telephone number, including area code:
(203) 299-3500
Date of fiscal year end:
December 31
Date of reporting period:
January 01, 2024 - June 30, 2024
(Semi-Annual Shareholder Report)
Item 1. Reports to Shareholders
(a)
AMG GW&K Municipal Bond Fund
Class N/GWMTX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG GW&K Municipal Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Bond Fund (Class N/GWMTX)	$36	0.72%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$1,009,911,288
Total number of portfolio holdings	198
Net advisory fees paid	$731,935
Portfolio turnover rate as of the end of the reporting period	15%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Iowa Finance Authority, State Revolving Fund Green Bond, 5.000%, 08/01/30	1.5%
Metropolitan Transportation Authority, Green Bond, Series B, 5.000%, 11/15/27	1.5%
Triborough Bridge & Tunnel Authority, Series C, 5.000%, 11/15/36	1.4%
Commonwealth of Massachusetts, Series A, 5.000%, 03/01/32	1.3%
State of Maryland, Department of Transportation, 5.000%, 09/01/29	1.3%
State of Maryland, Department of Transportation, 5.000%, 10/01/28	1.2%
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.2%
City of San Antonio Electric & Gas Systems, Series A, 5.000%, 02/01/31	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
State of Wisconsin Transportation, Series 2, 5.000%, 07/01/29	1.1%
Top Ten as a Group	12.8%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG GW&K Municipal Bond Fund
Class I/GWMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG GW&K Municipal Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Bond Fund (Class I/GWMIX)	$19	0.39%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$1,009,911,288
Total number of portfolio holdings	198
Net advisory fees paid	$731,935
Portfolio turnover rate as of the end of the reporting period	15%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Iowa Finance Authority, State Revolving Fund Green Bond, 5.000%, 08/01/30	1.5%
Metropolitan Transportation Authority, Green Bond, Series B, 5.000%, 11/15/27	1.5%
Triborough Bridge & Tunnel Authority, Series C, 5.000%, 11/15/36	1.4%
Commonwealth of Massachusetts, Series A, 5.000%, 03/01/32	1.3%
State of Maryland, Department of Transportation, 5.000%, 09/01/29	1.3%
State of Maryland, Department of Transportation, 5.000%, 10/01/28	1.2%
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.2%
City of San Antonio Electric & Gas Systems, Series A, 5.000%, 02/01/31	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
State of Wisconsin Transportation, Series 2, 5.000%, 07/01/29	1.1%
Top Ten as a Group	12.8%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.
AMG GW&K Municipal Enhanced SMA Shares
MESHX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG GW&K Municipal Enhanced SMA Shares (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced SMA Shares (MESHX)	$0	0.00%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$143,825,618
Total number of portfolio holdings	115
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
County of Jefferson Sewer Revenue, 5.500%, 10/01/53	3.6%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	3.3%
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	2.9%
Pennsylvania Economic Development Financing Authority, (AGM), 5.000%, 12/31/57	2.8%
Metropolitan Transportation Authority, Series 1, Revenue, 4.750%, 11/15/45	2.6%
North Carolina Turnpike Authority, Series A, 5.000%, 01/01/58	2.6%
Florida Housing Finance Corp., Series 3, 4.750%, 07/01/54	2.4%
Massachusetts Development Finance Agency, 5.250%, 07/01/52	2.2%
Louisiana Stadium & Exposition District, Series A, 5.250%, 07/01/53	2.0%
New York Transportation Development Corp., 6.000%, 06/30/54	1.9%
Top Ten as a Group	26.3%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG GW&K Municipal Enhanced Yield Fund
Class N/GWMNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class N/GWMNX)	$49	0.99%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$203,804,926
Total number of portfolio holdings	75
Net advisory fees paid	$365,630
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.9%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	3.2%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.0%
City of Chattanooga Electric, 2.000%, 09/01/40	2.7%
Philadelphia Authority for Industrial Development, 5.250%, 11/01/52	2.7%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	2.6%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.5%
New York Transportation Development Corp., 4.000%, 04/30/53	2.3%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.3%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.2%
Top Ten as a Group	27.4%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG GW&K Municipal Enhanced Yield Fund
Class I/GWMEX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class I/GWMEX)	$32	0.64%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$203,804,926
Total number of portfolio holdings	75
Net advisory fees paid	$365,630
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.9%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	3.2%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.0%
City of Chattanooga Electric, 2.000%, 09/01/40	2.7%
Philadelphia Authority for Industrial Development, 5.250%, 11/01/52	2.7%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	2.6%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.5%
New York Transportation Development Corp., 4.000%, 04/30/53	2.3%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.3%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.2%
Top Ten as a Group	27.4%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG GW&K Municipal Enhanced Yield Fund
Class Z/GWMZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class Z/GWMZX)	$29	0.59%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$203,804,926
Total number of portfolio holdings	75
Net advisory fees paid	$365,630
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.9%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	3.2%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.0%
City of Chattanooga Electric, 2.000%, 09/01/40	2.7%
Philadelphia Authority for Industrial Development, 5.250%, 11/01/52	2.7%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	2.6%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.5%
New York Transportation Development Corp., 4.000%, 04/30/53	2.3%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.3%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.2%
Top Ten as a Group	27.4%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG GW&K Small Cap Core Fund
Class N/GWETX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class N/GWETX)	$65	1.30%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$619,541,994
Total number of portfolio holdings	96
Net advisory fees paid	$2,176,779
Portfolio turnover rate as of the end of the reporting period	9%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
SPX Technologies, Inc.	2.3%
Texas Roadhouse, Inc.	2.1%
Appfolio, Inc., Class A	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Medpace Holdings, Inc.	1.9%
RBC Bearings, Inc.	1.9%
HealthEquity, Inc.	1.8%
Stifel Financial Corp.	1.8%
Matador Resources Co.	1.8%
Novanta, Inc.	1.8%
Top Ten as a Group	19.5%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG GW&K Small Cap Core Fund
Class I/GWEIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class I/GWEIX)	$48	0.95%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$619,541,994
Total number of portfolio holdings	96
Net advisory fees paid	$2,176,779
Portfolio turnover rate as of the end of the reporting period	9%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
SPX Technologies, Inc.	2.3%
Texas Roadhouse, Inc.	2.1%
Appfolio, Inc., Class A	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Medpace Holdings, Inc.	1.9%
RBC Bearings, Inc.	1.9%
HealthEquity, Inc.	1.8%
Stifel Financial Corp.	1.8%
Matador Resources Co.	1.8%
Novanta, Inc.	1.8%
Top Ten as a Group	19.5%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG GW&K Small Cap Core Fund
Class Z/GWEZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class Z/GWEZX)	$45	0.90%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$619,541,994
Total number of portfolio holdings	96
Net advisory fees paid	$2,176,779
Portfolio turnover rate as of the end of the reporting period	9%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
SPX Technologies, Inc.	2.3%
Texas Roadhouse, Inc.	2.1%
Appfolio, Inc., Class A	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Medpace Holdings, Inc.	1.9%
RBC Bearings, Inc.	1.9%
HealthEquity, Inc.	1.8%
Stifel Financial Corp.	1.8%
Matador Resources Co.	1.8%
Novanta, Inc.	1.8%
Top Ten as a Group	19.5%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG GW&K Small Cap Value Fund
Class N/SKSEX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class N/SKSEX)	$57	1.15%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$234,572,911
Total number of portfolio holdings	88
Net advisory fees paid	$802,618
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Piper Sandler Cos.	2.2%
Federal Agricultural Mortgage Corp., Class C	2.2%
Primoris Services Corp.	2.2%
Selective Insurance Group, Inc.	2.2%
Independence Realty Trust, Inc., REIT	2.1%
Integer Holdings Corp.	2.1%
Permian Resources Corp.	2.1%
Boot Barn Holdings, Inc.	2.0%
PJT Partners, Inc., Class A	2.0%
CBIZ, Inc.	2.0%
Top Ten as a Group	21.1%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG GW&K Small Cap Value Fund
Class I/SKSIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class I/SKSIX)	$47	0.95%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$234,572,911
Total number of portfolio holdings	88
Net advisory fees paid	$802,618
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Piper Sandler Cos.	2.2%
Federal Agricultural Mortgage Corp., Class C	2.2%
Primoris Services Corp.	2.2%
Selective Insurance Group, Inc.	2.2%
Independence Realty Trust, Inc., REIT	2.1%
Integer Holdings Corp.	2.1%
Permian Resources Corp.	2.1%
Boot Barn Holdings, Inc.	2.0%
PJT Partners, Inc., Class A	2.0%
CBIZ, Inc.	2.0%
Top Ten as a Group	21.1%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG GW&K Small Cap Value Fund
Class Z/SKSZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class Z/SKSZX)	$45	0.90%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$234,572,911
Total number of portfolio holdings	88
Net advisory fees paid	$802,618
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Piper Sandler Cos.	2.2%
Federal Agricultural Mortgage Corp., Class C	2.2%
Primoris Services Corp.	2.2%
Selective Insurance Group, Inc.	2.2%
Independence Realty Trust, Inc., REIT	2.1%
Integer Holdings Corp.	2.1%
Permian Resources Corp.	2.1%
Boot Barn Holdings, Inc.	2.0%
PJT Partners, Inc., Class A	2.0%
CBIZ, Inc.	2.0%
Top Ten as a Group	21.1%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG GW&K Small/Mid Cap Core Fund
Class N/GWGVX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class N/GWGVX)	$54	1.07%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$707,862,215
Total number of portfolio holdings	88
Net advisory fees paid	$2,151,504
Portfolio turnover rate as of the end of the reporting period	9%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	2.3%
Texas Roadhouse, Inc.	2.2%
CyberArk Software, Ltd. (Israel)	2.0%
Piper Sandler Cos.	1.9%
Entegris, Inc.	1.8%
Manhattan Associates, Inc.	1.8%
Comfort Systems USA, Inc.	1.7%
Cavco Industries, Inc.	1.7%
Voya Financial, Inc.	1.7%
Element Solutions, Inc.	1.6%
Top Ten as a Group	18.7%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG GW&K Small/Mid Cap Core Fund
Class I/GWGIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class I/GWGIX)	$44	0.87%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$707,862,215
Total number of portfolio holdings	88
Net advisory fees paid	$2,151,504
Portfolio turnover rate as of the end of the reporting period	9%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	2.3%
Texas Roadhouse, Inc.	2.2%
CyberArk Software, Ltd. (Israel)	2.0%
Piper Sandler Cos.	1.9%
Entegris, Inc.	1.8%
Manhattan Associates, Inc.	1.8%
Comfort Systems USA, Inc.	1.7%
Cavco Industries, Inc.	1.7%
Voya Financial, Inc.	1.7%
Element Solutions, Inc.	1.6%
Top Ten as a Group	18.7%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG GW&K Small/Mid Cap Core Fund
Class Z/GWGZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class Z/GWGZX)	$41	0.82%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$707,862,215
Total number of portfolio holdings	88
Net advisory fees paid	$2,151,504
Portfolio turnover rate as of the end of the reporting period	9%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	2.3%
Texas Roadhouse, Inc.	2.2%
CyberArk Software, Ltd. (Israel)	2.0%
Piper Sandler Cos.	1.9%
Entegris, Inc.	1.8%
Manhattan Associates, Inc.	1.8%
Comfort Systems USA, Inc.	1.7%
Cavco Industries, Inc.	1.7%
Voya Financial, Inc.	1.7%
Element Solutions, Inc.	1.6%
Top Ten as a Group	18.7%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG Renaissance Large Cap Growth Fund
Class N/MRLTX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class N/MRLTX)	$52	1.00%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$136,520,735
Total number of portfolio holdings	57
Net advisory fees paid	$258,298
Portfolio turnover rate as of the end of the reporting period	21%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Apple, Inc.	3.3%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.7%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.5%
KLA Corp.	2.3%
Applied Materials, Inc.	2.3%
Meta Platforms, Inc., Class A	2.3%
Lam Research Corp.	2.2%
Motorola Solutions, Inc.	2.0%
Top Ten as a Group	25.3%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG Renaissance Large Cap Growth Fund
Class I/MRLSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class I/MRLSX)	$38	0.73%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$136,520,735
Total number of portfolio holdings	57
Net advisory fees paid	$258,298
Portfolio turnover rate as of the end of the reporting period	21%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Apple, Inc.	3.3%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.7%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.5%
KLA Corp.	2.3%
Applied Materials, Inc.	2.3%
Meta Platforms, Inc., Class A	2.3%
Lam Research Corp.	2.2%
Motorola Solutions, Inc.	2.0%
Top Ten as a Group	25.3%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG Renaissance Large Cap Growth Fund
Class Z/MRLIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class Z/MRLIX)	$35	0.66%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$136,520,735
Total number of portfolio holdings	57
Net advisory fees paid	$258,298
Portfolio turnover rate as of the end of the reporting period	21%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Apple, Inc.	3.3%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.7%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.5%
KLA Corp.	2.3%
Applied Materials, Inc.	2.3%
Meta Platforms, Inc., Class A	2.3%
Lam Research Corp.	2.2%
Motorola Solutions, Inc.	2.0%
Top Ten as a Group	25.3%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG TimesSquare Emerging Markets Small Cap Fund
Class N/TQENX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG TimesSquare Emerging Markets Small Cap Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Emerging Markets Small Cap Fund (Class N/TQENX)	$83	1.65%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$1,914,529
Total number of portfolio holdings	85
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	40%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
KINX, Inc. (South Korea)	2.7%
Despegar.com Corp. (Argentina)	2.7%
Raymond, Ltd. (India)	2.4%
WinWay Technology Co., Ltd. (Taiwan)	2.2%
Bora Pharmaceuticals Co., Ltd. (Taiwan)	2.1%
M31 Technology Corp. (Taiwan)	2.0%
Accton Technology Corp. (Taiwan)	1.9%
LIG Nex1 Co., Ltd. (South Korea)	1.9%
ISC Co., Ltd. (South Korea)	1.8%
Arcos Dorados Holdings, Inc., Class A (Uruguay)	1.8%
Top Ten as a Group	21.5%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG TimesSquare Emerging Markets Small Cap Fund
Class I/TQEIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG TimesSquare Emerging Markets Small Cap Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Emerging Markets Small Cap Fund (Class I/TQEIX)	$63	1.25%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$1,914,529
Total number of portfolio holdings	85
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	40%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
KINX, Inc. (South Korea)	2.7%
Despegar.com Corp. (Argentina)	2.7%
Raymond, Ltd. (India)	2.4%
WinWay Technology Co., Ltd. (Taiwan)	2.2%
Bora Pharmaceuticals Co., Ltd. (Taiwan)	2.1%
M31 Technology Corp. (Taiwan)	2.0%
Accton Technology Corp. (Taiwan)	1.9%
LIG Nex1 Co., Ltd. (South Korea)	1.9%
ISC Co., Ltd. (South Korea)	1.8%
Arcos Dorados Holdings, Inc., Class A (Uruguay)	1.8%
Top Ten as a Group	21.5%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG TimesSquare Emerging Markets Small Cap Fund
Class Z/TQEZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG TimesSquare Emerging Markets Small Cap Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Emerging Markets Small Cap Fund (Class Z/TQEZX)	$63	1.25%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$1,914,529
Total number of portfolio holdings	85
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	40%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
KINX, Inc. (South Korea)	2.7%
Despegar.com Corp. (Argentina)	2.7%
Raymond, Ltd. (India)	2.4%
WinWay Technology Co., Ltd. (Taiwan)	2.2%
Bora Pharmaceuticals Co., Ltd. (Taiwan)	2.1%
M31 Technology Corp. (Taiwan)	2.0%
Accton Technology Corp. (Taiwan)	1.9%
LIG Nex1 Co., Ltd. (South Korea)	1.9%
ISC Co., Ltd. (South Korea)	1.8%
Arcos Dorados Holdings, Inc., Class A (Uruguay)	1.8%
Top Ten as a Group	21.5%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG TimesSquare Global Small Cap Fund
Class N/TSYNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG TimesSquare Global Small Cap Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Global Small Cap Fund (Class N/TSYNX)	$62	1.25%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$1,795,557
Total number of portfolio holdings	86
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	38%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Webster Financial Corp. (United States)	2.3%
Casella Waste Systems, Inc., Class A (United States)	2.3%
CyberArk Software, Ltd. (Israel)	2.3%
Performance Food Group Co. (United States)	2.3%
Chemed Corp. (United States)	2.3%
National Storage Affiliates Trust, REIT (United States)	2.2%
Regal Rexnord Corp. (United States)	2.2%
Universal Display Corp. (United States)	2.1%
JFrog, Ltd. (Israel)	2.0%
Synaptics, Inc. (United States)	2.0%
Top Ten as a Group	22.0%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG TimesSquare Global Small Cap Fund
Class I/TSYIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG TimesSquare Global Small Cap Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Global Small Cap Fund (Class I/TSYIX)	$50	1.00%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$1,795,557
Total number of portfolio holdings	86
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	38%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Webster Financial Corp. (United States)	2.3%
Casella Waste Systems, Inc., Class A (United States)	2.3%
CyberArk Software, Ltd. (Israel)	2.3%
Performance Food Group Co. (United States)	2.3%
Chemed Corp. (United States)	2.3%
National Storage Affiliates Trust, REIT (United States)	2.2%
Regal Rexnord Corp. (United States)	2.2%
Universal Display Corp. (United States)	2.1%
JFrog, Ltd. (Israel)	2.0%
Synaptics, Inc. (United States)	2.0%
Top Ten as a Group	22.0%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG TimesSquare Global Small Cap Fund
Class Z/TSYZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG TimesSquare Global Small Cap Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Global Small Cap Fund (Class Z/TSYZX)	$50	1.00%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$1,795,557
Total number of portfolio holdings	86
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	38%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Webster Financial Corp. (United States)	2.3%
Casella Waste Systems, Inc., Class A (United States)	2.3%
CyberArk Software, Ltd. (Israel)	2.3%
Performance Food Group Co. (United States)	2.3%
Chemed Corp. (United States)	2.3%
National Storage Affiliates Trust, REIT (United States)	2.2%
Regal Rexnord Corp. (United States)	2.2%
Universal Display Corp. (United States)	2.1%
JFrog, Ltd. (Israel)	2.0%
Synaptics, Inc. (United States)	2.0%
Top Ten as a Group	22.0%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG TimesSquare International Small Cap Fund
Class N/TCMPX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class N/TCMPX)	$67	1.31%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$144,560,380
Total number of portfolio holdings	89
Net advisory fees paid	$576,117
Portfolio turnover rate as of the end of the reporting period	37%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Viscofan, S.A. (Spain)	2.5%
Rakuten Bank, Ltd. (Japan)	2.5%
Nippon Gas Co., Ltd. (Japan)	2.4%
Siegfried Holding AG (Switzerland)	2.4%
Integral Corp. (Japan)	2.2%
Ringkjoebing Landbobank A/S (Denmark)	2.2%
Steadfast Group, Ltd. (Australia)	2.1%
CyberArk Software, Ltd. (Israel)	2.0%
Tate & Lyle PLC (United Kingdom)	2.0%
Rohto Pharmaceutical Co., Ltd. (Japan)	2.0%
Top Ten as a Group	22.3%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG TimesSquare International Small Cap Fund
Class I/TQTIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class I/TQTIX)	$57	1.12%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$144,560,380
Total number of portfolio holdings	89
Net advisory fees paid	$576,117
Portfolio turnover rate as of the end of the reporting period	37%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Viscofan, S.A. (Spain)	2.5%
Rakuten Bank, Ltd. (Japan)	2.5%
Nippon Gas Co., Ltd. (Japan)	2.4%
Siegfried Holding AG (Switzerland)	2.4%
Integral Corp. (Japan)	2.2%
Ringkjoebing Landbobank A/S (Denmark)	2.2%
Steadfast Group, Ltd. (Australia)	2.1%
CyberArk Software, Ltd. (Israel)	2.0%
Tate & Lyle PLC (United Kingdom)	2.0%
Rohto Pharmaceutical Co., Ltd. (Japan)	2.0%
Top Ten as a Group	22.3%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG TimesSquare International Small Cap Fund
Class Z/TCMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class Z/TCMIX)	$54	1.06%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$144,560,380
Total number of portfolio holdings	89
Net advisory fees paid	$576,117
Portfolio turnover rate as of the end of the reporting period	37%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Viscofan, S.A. (Spain)	2.5%
Rakuten Bank, Ltd. (Japan)	2.5%
Nippon Gas Co., Ltd. (Japan)	2.4%
Siegfried Holding AG (Switzerland)	2.4%
Integral Corp. (Japan)	2.2%
Ringkjoebing Landbobank A/S (Denmark)	2.2%
Steadfast Group, Ltd. (Australia)	2.1%
CyberArk Software, Ltd. (Israel)	2.0%
Tate & Lyle PLC (United Kingdom)	2.0%
Rohto Pharmaceutical Co., Ltd. (Japan)	2.0%
Top Ten as a Group	22.3%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG TimesSquare Mid Cap Growth Fund
Class N/TMDPX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class N/TMDPX)	$61	1.18%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$1,350,136,571
Total number of portfolio holdings	75
Net advisory fees paid	$5,275,579
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Crowdstrike Holdings, Inc., Class A	3.2%
Cintas Corp.	2.8%
Verisk Analytics, Inc., Class A	2.5%
Cencora, Inc.	2.5%
Amphenol Corp., Class A	2.4%
O'Reilly Automotive, Inc.	2.4%
Gartner, Inc.	2.3%
Waste Connections, Inc. (Canada)	2.3%
Monolithic Power Systems, Inc.	2.1%
Teradyne, Inc.	2.0%
Top Ten as a Group	24.5%
Portfolio Breakdown
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus at https://wealth.amg.com/resources/order-literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective July 1, 2024, the management fee for the Fund was reduced from 0.79% to 0.66%, which resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG TimesSquare Mid Cap Growth Fund
Class I/TQMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class I/TQMIX)	$53	1.03%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$1,350,136,571
Total number of portfolio holdings	75
Net advisory fees paid	$5,275,579
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Crowdstrike Holdings, Inc., Class A	3.2%
Cintas Corp.	2.8%
Verisk Analytics, Inc., Class A	2.5%
Cencora, Inc.	2.5%
Amphenol Corp., Class A	2.4%
O'Reilly Automotive, Inc.	2.4%
Gartner, Inc.	2.3%
Waste Connections, Inc. (Canada)	2.3%
Monolithic Power Systems, Inc.	2.1%
Teradyne, Inc.	2.0%
Top Ten as a Group	24.5%
Portfolio Breakdown
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus at https://wealth.amg.com/resources/order-literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective July 1, 2024, the management fee for the Fund was reduced from 0.79% to 0.66%, which resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG TimesSquare Mid Cap Growth Fund
Class Z/TMDIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class Z/TMDIX)	$50	0.98%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$1,350,136,571
Total number of portfolio holdings	75
Net advisory fees paid	$5,275,579
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Crowdstrike Holdings, Inc., Class A	3.2%
Cintas Corp.	2.8%
Verisk Analytics, Inc., Class A	2.5%
Cencora, Inc.	2.5%
Amphenol Corp., Class A	2.4%
O'Reilly Automotive, Inc.	2.4%
Gartner, Inc.	2.3%
Waste Connections, Inc. (Canada)	2.3%
Monolithic Power Systems, Inc.	2.1%
Teradyne, Inc.	2.0%
Top Ten as a Group	24.5%
Portfolio Breakdown
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus at https://wealth.amg.com/resources/order-literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective July 1, 2024, the management fee for the Fund was reduced from 0.79% to 0.66%, which resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG TimesSquare Small Cap Growth Fund
Class N/TSCPX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class N/TSCPX)	$60	1.18%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$166,269,735
Total number of portfolio holdings	82
Net advisory fees paid	$606,930
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Casella Waste Systems, Inc., Class A	2.8%
CyberArk Software, Ltd. (Israel)	2.7%
Vertex, Inc., Class A	2.5%
JFrog, Ltd. (Israel)	2.5%
BJ's Wholesale Club Holdings, Inc.	2.1%
Victory Capital Holdings, Inc., Class A	2.0%
Matador Resources Co.	1.9%
Hamilton Lane, Inc., Class A	1.9%
Smartsheet, Inc., Class A	1.9%
Esab Corp.	1.9%
Top Ten as a Group	22.2%
Portfolio Breakdown
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus at https://wealth.amg.com/resources/order-literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective July 1, 2024, the following fee changes for the Fund took effect and resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure: (i) the management fee for the Fund was reduced from 0.79% to 0.76%; and (ii) the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) was replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager agreed, through at least May 1, 2026, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.96% (reduced from 0.99%) of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG TimesSquare Small Cap Growth Fund
Class I/TSQIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class I/TSQIX)	$53	1.05%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$166,269,735
Total number of portfolio holdings	82
Net advisory fees paid	$606,930
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Casella Waste Systems, Inc., Class A	2.8%
CyberArk Software, Ltd. (Israel)	2.7%
Vertex, Inc., Class A	2.5%
JFrog, Ltd. (Israel)	2.5%
BJ's Wholesale Club Holdings, Inc.	2.1%
Victory Capital Holdings, Inc., Class A	2.0%
Matador Resources Co.	1.9%
Hamilton Lane, Inc., Class A	1.9%
Smartsheet, Inc., Class A	1.9%
Esab Corp.	1.9%
Top Ten as a Group	22.2%
Portfolio Breakdown
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus at https://wealth.amg.com/resources/order-literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective July 1, 2024, the following fee changes for the Fund took effect and resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure: (i) the management fee for the Fund was reduced from 0.79% to 0.76%; and (ii) the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) was replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager agreed, through at least May 1, 2026, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.96% (reduced from 0.99%) of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG TimesSquare Small Cap Growth Fund
Class Z/TSCIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class Z/TSCIX)	$50	0.98%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$166,269,735
Total number of portfolio holdings	82
Net advisory fees paid	$606,930
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Casella Waste Systems, Inc., Class A	2.8%
CyberArk Software, Ltd. (Israel)	2.7%
Vertex, Inc., Class A	2.5%
JFrog, Ltd. (Israel)	2.5%
BJ's Wholesale Club Holdings, Inc.	2.1%
Victory Capital Holdings, Inc., Class A	2.0%
Matador Resources Co.	1.9%
Hamilton Lane, Inc., Class A	1.9%
Smartsheet, Inc., Class A	1.9%
Esab Corp.	1.9%
Top Ten as a Group	22.2%
Portfolio Breakdown
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus at https://wealth.amg.com/resources/order-literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective July 1, 2024, the following fee changes for the Fund took effect and resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure: (i) the management fee for the Fund was reduced from 0.79% to 0.76%; and (ii) the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) was replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager agreed, through at least May 1, 2026, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.96% (reduced from 0.99%) of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG Yacktman Focused Fund
Class N/YAFFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG Yacktman Focused Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Focused Fund (Class N/YAFFX)	$63	1.24%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$3,552,952,953
Total number of portfolio holdings	60
Net advisory fees paid	$15,877,423
Portfolio turnover rate as of the end of the reporting period	1%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., 1.560% (South Korea)	10.6%
Bolloré SE (France)	8.3%
Canadian Natural Resources, Ltd. (Canada)	8.1%
Microsoft Corp.	4.4%
Alphabet, Inc., Class C	4.3%
U-Haul Holding Co., Non-Voting Shares	3.1%
KT&G Corp. (South Korea)	2.9%
Fox Corp., Class B	2.7%
News Corp., Class A	2.6%
The Charles Schwab Corp.	2.5%
Top Ten as a Group	49.5%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG Yacktman Focused Fund
Class I/YAFIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG Yacktman Focused Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Focused Fund (Class I/YAFIX)	$54	1.06%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$3,552,952,953
Total number of portfolio holdings	60
Net advisory fees paid	$15,877,423
Portfolio turnover rate as of the end of the reporting period	1%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., 1.560% (South Korea)	10.6%
Bolloré SE (France)	8.3%
Canadian Natural Resources, Ltd. (Canada)	8.1%
Microsoft Corp.	4.4%
Alphabet, Inc., Class C	4.3%
U-Haul Holding Co., Non-Voting Shares	3.1%
KT&G Corp. (South Korea)	2.9%
Fox Corp., Class B	2.7%
News Corp., Class A	2.6%
The Charles Schwab Corp.	2.5%
Top Ten as a Group	49.5%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG Yacktman Fund
Class I/YACKX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG Yacktman Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Fund (Class I/YACKX)	$36	0.70%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$8,307,516,262
Total number of portfolio holdings	68
Net advisory fees paid	$17,953,514
Portfolio turnover rate as of the end of the reporting period	2%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Canadian Natural Resources, Ltd. (Canada)	7.0%
Bolloré SE (France)	6.8%
Samsung Electronics Co., Ltd., 1.560% (South Korea)	6.1%
Microsoft Corp.	4.3%
Alphabet, Inc., Class C	4.2%
The Charles Schwab Corp.	2.8%
PepsiCo, Inc.	2.8%
News Corp., Class A	2.7%
The Procter & Gamble Co.	2.6%
U-Haul Holding Co., Non-Voting Shares	2.1%
Top Ten as a Group	41.4%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG Yacktman Global Fund
Class N/YFSNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG Yacktman Global Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Global Fund (Class N/YFSNX)	$57	1.13%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$172,619,428
Total number of portfolio holdings	60
Net advisory fees paid	$619,235
Portfolio turnover rate as of the end of the reporting period	2%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Bolloré SE (France)	9.4%
Samsung Electronics Co., Ltd., 1.560% (South Korea)	8.5%
Canadian Natural Resources, Ltd. (Canada)	7.2%
Samsung C&T Corp. (South Korea)	5.1%
Hyundai Motor Co., 8.200% (South Korea)	4.6%
Total Energy Services, Inc. (Canada)	4.3%
HI-LEX Corp. (Japan)	3.9%
Cie de L'Odet SE (France)	3.6%
Unit Corp. (United States)	3.4%
Ocean Wilsons Holdings, Ltd. (Bermuda)	3.2%
Top Ten as a Group	53.2%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG Yacktman Global Fund
Class I/YFSIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG Yacktman Global Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Global Fund (Class I/YFSIX)	$47	0.93%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$172,619,428
Total number of portfolio holdings	60
Net advisory fees paid	$619,235
Portfolio turnover rate as of the end of the reporting period	2%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Bolloré SE (France)	9.4%
Samsung Electronics Co., Ltd., 1.560% (South Korea)	8.5%
Canadian Natural Resources, Ltd. (Canada)	7.2%
Samsung C&T Corp. (South Korea)	5.1%
Hyundai Motor Co., 8.200% (South Korea)	4.6%
Total Energy Services, Inc. (Canada)	4.3%
HI-LEX Corp. (Japan)	3.9%
Cie de L'Odet SE (France)	3.6%
Unit Corp. (United States)	3.4%
Ocean Wilsons Holdings, Ltd. (Bermuda)	3.2%
Top Ten as a Group	53.2%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG Yacktman Special Opportunities Fund
Class I/YASSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG Yacktman Special Opportunities Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Special Opportunities Fund (Class I/YASSX)	$45	0.89%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$54,178,053
Total number of portfolio holdings	47
Net advisory fees paid	$147,646
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Omni Bridgeway, Ltd. (Australia)	7.5%
Legacy Housing Corp. (United States)	5.5%
Total Energy Services, Inc. (Canada)	5.4%
Cie de L'Odet SE (France)	4.7%
Arrow Exploration Corp. (Canada)	4.5%
Italian Wine Brands S.P.A (Italy)	4.4%
Fila S.P.A. (Italy)	4.4%
Texhong International Group, Ltd. (Hong Kong)	4.3%
U-Haul Holding Co., Non-Voting Shares (United States)	4.2%
Macfarlane Group PLC (United Kingdom)	4.2%
Top Ten as a Group	49.1%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG Yacktman Special Opportunities Fund
Class Z/YASLX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about AMG Yacktman Special Opportunities Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Special Opportunities Fund (Class Z/YASLX)	$40	0.79%
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$54,178,053
Total number of portfolio holdings	47
Net advisory fees paid	$147,646
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Omni Bridgeway, Ltd. (Australia)	7.5%
Legacy Housing Corp. (United States)	5.5%
Total Energy Services, Inc. (Canada)	5.4%
Cie de L'Odet SE (France)	4.7%
Arrow Exploration Corp. (Canada)	4.5%
Italian Wine Brands S.P.A (Italy)	4.4%
Fila S.P.A. (Italy)	4.4%
Texhong International Group, Ltd. (Hong Kong)	4.3%
U-Haul Holding Co., Non-Voting Shares (United States)	4.2%
Macfarlane Group PLC (United Kingdom)	4.2%
Top Ten as a Group	49.1%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

(b) Not applicable.

Item 2. CODE OF ETHICS

Not required in this filing.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. INVESTMENTS

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 hereof.

Item 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2024

AMG GW&K Small Cap Core Fund
Class N: GWETX	Class I: GWEIX	Class Z: GWEZX

AMG GW&K Small Cap Value Fund

Class N: SKSEX	Class I: SKSIX	Class Z: SKSZX

AMG GW&K Small/Mid Cap Core Fund

Class N: GWGVX	Class I: GWGIX	Class Z: GWGZX

wealth.amg.com	063024	SAR089

AMG Funds Semi-Annual Report — June 30, 2024 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedules of Portfolio Investments

AMG GW&K Small Cap Core Fund	2

AMG GW&K Small Cap Value Fund	5

AMG GW&K Small/Mid Cap Core Fund	8

Statement of Assets and Liabilities	10
Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	12
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	13
Detail of changes in assets for the past two fiscal periods

Financial Highlights	15
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	24
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	31

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	32

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (unaudited) June 30, 2024

	Shares	Value

Common Stocks - 99.1%

Consumer Discretionary - 12.4%

Asbury Automotive Group, Inc.*	29,257	$6,666,793

Boot Barn Holdings, Inc.*	56,910	7,337,406

Chuy’s Holdings, Inc.*	119,674	3,101,950

First Watch Restaurant Group, Inc.*,1	76,562	1,344,429

Fox Factory Holding Corp.*	63,566	3,063,245

Grand Canyon Education, Inc.*	53,559	7,493,440

Helen of Troy, Ltd.*	38,444	3,565,296

Oxford Industries, Inc.[1]	73,226	7,333,584

Patrick Industries, Inc.	62,857	6,823,127

Revolve Group, Inc.*,1	118,056	1,878,271

Skyline Champion Corp.*	118,135	8,003,646

Texas Roadhouse, Inc.	77,698	13,341,524

Tri Pointe Homes, Inc.*	178,543	6,650,727

Total Consumer Discretionary		76,603,438

Consumer Staples - 3.1%

Central Garden & Pet Co., Class A*	287,205	9,486,381

Utz Brands, Inc.[1]	322,804	5,371,459

The Vita Coco Co., Inc.*,1	153,403	4,272,273

Total Consumer Staples		19,130,113

Energy - 5.7%

ChampionX Corp.	158,748	5,272,021

Chord Energy Corp.	39,470	6,618,330

Magnolia Oil & Gas Corp., Class A1	403,064	10,213,642

Matador Resources Co.	184,834	11,016,106

Patterson-UTI Energy, Inc.	199,044	2,062,096

Total Energy		35,182,195

Financials - 16.1%

Ameris Bancorp	163,755	8,245,064

The Baldwin Insurance Group, Inc.*	159,732	5,665,694

Cathay General Bancorp	158,590	5,982,015

Cohen & Steers, Inc.[1]	120,224	8,723,454

Flywire Corp.*	452,133	7,410,460

Glacier Bancorp, Inc.	127,692	4,765,465

Horace Mann Educators Corp.	218,990	7,143,454

Houlihan Lokey, Inc.	63,804	8,604,607

Independent Bank Corp.	88,514	4,489,430

OceanFirst Financial Corp.	337,920	5,369,549

Pacific Premier Bancorp, Inc.	265,558	6,099,867

Perella Weinberg Partners	235,074	3,819,953

Seacoast Banking Corp. of Florida	257,797	6,094,321

Stifel Financial Corp.	131,792	11,090,297

	Shares	Value

UMB Financial Corp.*	77,200	$6,440,024

Total Financials		99,943,654

Health Care - 19.4%

Agios Pharmaceuticals, Inc.*	93,104	4,014,644

Arcutis Biotherapeutics, Inc.*,1	310,981	2,892,123

Artivion, Inc.*,1	224,043	5,746,703

AtriCure, Inc.*	151,434	3,448,152

Azenta, Inc.*	86,459	4,549,473

BioCryst Pharmaceuticals, Inc.*,1	560,342	3,462,914

CryoPort, Inc.*,1	123,317	852,120

Globus Medical, Inc., Class A*	141,017	9,658,254

Halozyme Therapeutics, Inc.*	198,454	10,391,051

HealthEquity, Inc.*	132,378	11,410,984

ICU Medical, Inc.*	29,065	3,451,469

Insmed, Inc.*	115,913	7,766,171

Integra LifeSciences Holdings Corp.*	76,520	2,229,793

Intra-Cellular Therapies, Inc.*	107,463	7,360,141

Medpace Holdings, Inc.*	29,316	12,073,795

Paragon 28, Inc.*,1	236,038	1,614,500

Phreesia, Inc.*	280,161	5,939,413

Progyny, Inc.*	144,488	4,133,802

SpringWorks Therapeutics, Inc.*	81,626	3,074,851

Supernus Pharmaceuticals, Inc.*	227,543	6,086,775

US Physical Therapy, Inc.[1]	59,441	5,493,537

Veracyte, Inc.*,1	213,531	4,627,217

Total Health Care		120,277,882

Industrials - 16.7%

Alamo Group, Inc.	36,409	6,298,757

Allegiant Travel Co.[1]	36,217	1,819,180

CBIZ, Inc.*	126,136	9,346,678

Chart Industries, Inc.*,1	41,995	6,061,558

Ducommun, Inc.*	61,117	3,548,453

Heartland Express, Inc.	147,439	1,817,923

Hillman Solutions Corp.*	596,456	5,278,636

ICF International, Inc.	62,184	9,231,837

ITT, Inc.	73,466	9,490,338

Primoris Services Corp.	172,059	8,584,023

RBC Bearings, Inc.*	42,609	11,495,056

Shoals Technologies Group, Inc., Class A*	320,817	2,001,898

SPX Technologies, Inc.*	98,810	14,044,853

Sterling Infrastructure, Inc.*	36,748	4,348,758

UFP Industries, Inc.	90,291	10,112,592

Total Industrials		103,480,540

The accompanying notes are an integral part of these financial statements.

2

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 13.0%

Advanced Energy Industries, Inc.	42,522	$4,624,693

Allegro MicroSystems, Inc.*,1	205,513	5,803,687

Appfolio, Inc., Class A*	52,522	12,845,305

The Descartes Systems Group, Inc. (Canada)*	108,638	10,520,504

Endava PLC, Sponsored ADR (United Kingdom)*	86,169	2,519,582

Intapp, Inc.*	273,906	10,044,133

MACOM Technology Solutions Holdings, Inc.*	114,123	12,721,291

Novanta, Inc.*	67,313	10,979,423

Silicon Laboratories, Inc.*	49,283	5,452,178

Viavi Solutions, Inc.*	692,784	4,759,426

Total Information Technology		80,270,222

Materials - 5.5%

Avient Corp.	222,540	9,713,871

Balchem Corp.	54,503	8,390,737

Minerals Technologies, Inc.	94,706	7,875,751

Silgan Holdings, Inc.	198,554	8,404,791

Total Materials		34,385,150

Real Estate - 5.1%

Agree Realty Corp., REIT	97,243	6,023,232

National Health Investors, Inc., REIT	82,516	5,588,809

Ryman Hospitality Properties, Inc., REIT	93,827	9,369,564

STAG Industrial, Inc., REIT	296,322	10,685,371

Total Real Estate		31,666,976

Utilities - 2.1%

IDACORP, Inc.	62,280	5,801,382

	Shares	Value

Northwestern Energy Group, Inc.	142,247	$7,123,730

Total Utilities		12,925,112

Total Common Stocks
(Cost $460,894,895)		613,865,282

	Principal Amount

Short-Term Investments - 1.8%

Joint Repurchase Agreements - 0.6%[2]

Bethesda Securities LLC, dated 06/28/24, due 07/01/24, 5.450% total to be received $23,884 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.070%, 10/01/27 - 01/01/57, totaling $24,350)	$23,873	23,873

State of Wisconsin Investment Board, dated 06/28/24, due 07/01/24, 5.450% total to be received $3,801,726 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 10/15/25 -02/15/53, totaling $3,868,589)	3,800,000	3,800,000

Total Joint Repurchase Agreements		3,823,873

Repurchase Agreements - 1.2%

Fixed Income Clearing Corp., dated 06/28/24, due 07/01/24, 5.150% total to be received $7,622,270 (collateralized by a U.S. Treasury Note, 0.125%, 04/15/25, totaling $7,771,438)	7,619,000	7,619,000

Total Short-Term Investments
(Cost $11,442,873)		11,442,873

Total Investments - 100.9%
(Cost $472,337,768)		625,308,155

Other Assets, less Liabilities - (0.9)%		(5,766,161)

Net Assets - 100.0%		$619,541,994

*	Non-income producing security.

[1]

Some of these securities, amounting to $42,508,487 or 6.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR  American Depositary Receipt

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

3

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2024:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$613,865,282	—	—	$613,865,282

Short-Term Investments

Joint Repurchase Agreements	—	$3,823,873	—	3,823,873

Repurchase Agreements	—	7,619,000	—	7,619,000

Total Investments in Securities	$613,865,282	$11,442,873	—	$625,308,155

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

4

AMG GW&K Small Cap Value Fund Schedule of Portfolio Investments (unaudited) June 30, 2024

	Shares	Value

Common Stocks - 98.2%

Communication Services - 1.9%

IMAX Corp. (Canada)*,1	126,885	$2,127,861

Ziff Davis, Inc.*	41,830	2,302,742

Total Communication Services		4,430,603

Consumer Discretionary - 12.1%

Academy Sports & Outdoors, Inc.	55,130	2,935,673

Arhaus, Inc.[1]	90,700	1,536,458

BJ’s Restaurants, Inc.*	50,450	1,750,615

Boot Barn Holdings, Inc.*	36,441	4,698,338

First Watch Restaurant Group, Inc.*,1	121,426	2,132,241

Fox Factory Holding Corp.*	35,375	1,704,721

Group 1 Automotive, Inc.	15,347	4,562,356

Helen of Troy, Ltd.*	20,534	1,904,323

Patrick Industries, Inc.	22,500	2,442,375

Tri Pointe Homes, Inc.*	71,105	2,648,661

Worthington Enterprises, Inc.[1]	44,938	2,126,916

Total Consumer Discretionary		28,442,677

Consumer Staples - 1.8%

Central Garden & Pet Co.*,1	93,790	3,610,915

Central Garden & Pet Co., Class A*	22,441	741,226

Total Consumer Staples		4,352,141

Energy - 9.6%

California Resources Corp.	36,140	1,923,371

Chord Energy Corp.	21,275	3,567,392

Crescent Energy Co., Class A	156,270	1,851,799

Magnolia Oil & Gas Corp., Class A	124,805	3,162,559

Matador Resources Co.	53,411	3,183,296

Northern Oil & Gas, Inc.	64,385	2,393,190

Permian Resources Corp.	301,468	4,868,708

Solaris Oilfield Infrastructure, Inc., Class A	180,390	1,547,746

Total Energy		22,498,061

Financials - 27.7%

Ameris Bancorp	74,044	3,728,115

Atlantic Union Bankshares Corp.	107,524	3,532,163

Cathay General Bancorp	69,397	2,617,655

City Holding Co.	30,866	3,279,513

Community Financial System, Inc.	50,295	2,374,427

Enterprise Financial Services Corp.	47,735	1,952,839

Federal Agricultural Mortgage Corp., Class C	28,422	5,139,266

First Financial Bancorp	112,739	2,505,061

First Interstate BancSystem, Inc., Class A	105,905	2,940,982

Glacier Bancorp, Inc.	51,595	1,925,525

	Shares	Value

International Bancshares Corp.	69,248	$3,961,678

OceanFirst Financial Corp.	118,803	1,887,780

Pacific Premier Bancorp, Inc.	85,289	1,959,088

Piper Sandler Cos.	22,907	5,272,504

PJT Partners, Inc., Class A1	43,388	4,681,999

Seacoast Banking Corp. of Florida	73,427	1,735,814

Selective Insurance Group, Inc.	54,113	5,077,423

Stifel Financial Corp.	51,326	4,319,083

Walker & Dunlop, Inc.	45,082	4,427,052

WesBanco, Inc.	57,823	1,613,840

Total Financials		64,931,807

Health Care - 8.0%

BioCryst Pharmaceuticals, Inc.*	228,310	1,410,956

Integer Holdings Corp.*	42,722	4,946,780

Ligand Pharmaceuticals, Inc.*	35,233	2,968,733

NeoGenomics, Inc.*	196,508	2,725,566

OmniAb, Inc.*,2,3	10,502	0

OmniAb, Inc.*,2,3	10,502	0

Paragon 28, Inc.*,1	312,944	2,140,537

Supernus Pharmaceuticals, Inc.*	95,206	2,546,761

Ultragenyx Pharmaceutical, Inc.*	49,554	2,036,669

Total Health Care		18,776,002

Industrials - 15.0%

Atkore, Inc.	25,134	3,391,331

CBIZ, Inc.*	63,178	4,681,490

Chart Industries, Inc.*,1	18,175	2,623,379

Columbus McKinnon Corp.	84,602	2,922,153

Gates Industrial Corp. PLC*	134,675	2,129,212

Hillenbrand, Inc.	76,096	3,045,362

Hillman Solutions Corp.*	181,819	1,609,098

ICF International, Inc.	13,382	1,986,692

MDU Resources Group, Inc.	94,000	2,359,400

Primoris Services Corp.	101,950	5,086,285

UFP Industries, Inc.	34,398	3,852,576

Wabash National Corp.	65,875	1,438,710

Total Industrials		35,125,688

Information Technology - 3.1%

Endava PLC, Sponsored ADR (United Kingdom)*	46,405	1,356,882

Power Integrations, Inc.	28,854	2,025,262

Silicon Laboratories, Inc.*	23,804	2,633,437

Viavi Solutions, Inc.*	185,325	1,273,183

Total Information Technology		7,288,764

The accompanying notes are an integral part of these financial statements.

5

AMG GW&K Small Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 4.6%

Minerals Technologies, Inc.	35,796	$2,976,795

Orion, S.A.	172,651	3,787,963

Radius Recycling, Inc., Class A	56,920	869,168

Silgan Holdings, Inc.	38,550	1,631,822

Worthington Steel, Inc.	44,818	1,495,129

Total Materials		10,760,877

Real Estate - 11.2%

Acadia Realty Trust, REIT	112,810	2,021,555

Agree Realty Corp., REIT	40,922	2,534,709

Essential Properties Realty Trust, Inc., REIT [1]	85,000	2,355,350

Four Corners Property Trust, Inc., REIT [1]	125,018	3,084,194

Getty Realty Corp., REIT	103,202	2,751,365

Independence Realty Trust, Inc., REIT	267,697	5,016,642

LXP Industrial Trust, REIT	144,974	1,322,163

Plymouth Industrial REIT, Inc.	99,215	2,121,217

STAG Industrial, Inc., REIT	78,525	2,831,611

Xenia Hotels & Resorts, Inc., REIT	156,546	2,243,304

Total Real Estate		26,282,110

Utilities - 3.2%

IDACORP, Inc.	31,049	2,892,214

Northwestern Energy Group, Inc.	43,933	2,200,165

*	Non-income producing security.

[1]

Some of these securities, amounting to $11,857,013 or 5.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Security’s value was determined by using significant unobservable inputs.

[3]

These securities are restricted and are not available for re-sale. Ligand Pharmaceuticals, Inc. (“Ligand”) completed a spin-off of OmniAb, Inc on November 2, 2022. Ligand shareholders received new holdings of OmniAb earn-out shares. The market value of earn-out shares was $0 on the date of the spin-off. At June 30, 2024, for each holding of OmniAb earn-out shares the cost was $19,190 and the market value of each was $0, which represents 0% of net assets.

	Shares	Value

Southwest Gas Holdings, Inc.	33,732	$2,374,058

Total Utilities		7,466,437

Total Common Stocks
(Cost $188,673,976)		230,355,167

	Principal Amount
Short-Term Investments - 2.1%

Joint Repurchase Agreements - 0.4%[4]

Bethesda Securities LLC, dated 06/28/24, due 07/01/24, 5.450% total to be received $913,478 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.070%, 10/01/27 - 01/01/57, totaling $931,324)	$913,063	913,063

Repurchase Agreements - 1.7%

Fixed Income Clearing Corp., dated 06/28/24, due 07/01/24, 5.150% total to be received $4,114,765 (collateralized by a U.S. Treasury Note, 0.125%, 04/15/25, totaling $4,195,295)	4,113,000	4,113,000

Total Short-Term Investments
(Cost $5,026,063)		5,026,063

Total Investments - 100.3%
(Cost $193,700,039)		235,381,230

Other Assets, less Liabilities - (0.3)%		(808,319)

Net Assets - 100.0%		$234,572,911

[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

6

AMG GW&K Small Cap Value Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2024:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks

Financials	$64,931,807	—	—	$64,931,807

Industrials	35,125,688	—	—	35,125,688

Consumer Discretionary	28,442,677	—	—	28,442,677

Real Estate	26,282,110	—	—	26,282,110

Energy	22,498,061	—	—	22,498,061

Health Care	18,776,002	—	$0	18,776,002

Materials	10,760,877	—	—	10,760,877

Utilities	7,466,437	—	—	7,466,437

Information Technology	7,288,764	—	—	7,288,764

Communication Services	4,430,603	—	—	4,430,603

Consumer Staples	4,352,141	—	—	4,352,141

Short-Term Investments

Joint Repurchase Agreements	—	$913,063	—	913,063

Repurchase Agreements	—	4,113,000	—	4,113,000

Total Investments in Securities	$230,355,167	$5,026,063	$0	$235,381,230

The Level 3 common stocks were received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs. For the current period ended June 30, 2024, the change in unrealized depreciation was $0.

For the six months ended June 30, 2024, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K Small/Mid Cap Core Fund Schedule of Portfolio Investments (unaudited) June 30, 2024

	Shares	Value

Common Stocks - 97.4%

Consumer Discretionary - 13.4%

Bright Horizons Family Solutions, Inc.*	79,640	$8,766,771

Burlington Stores, Inc.*	38,334	9,200,160

Carter’s, Inc.	44,588	2,763,119

Cavco Industries, Inc.*	34,283	11,867,746

Churchill Downs, Inc.	44,500	6,212,200

Dorman Products, Inc.*	74,731	6,836,392

Five Below, Inc.*	44,261	4,823,121

Gentherm, Inc.*	84,894	4,186,972

Grand Canyon Education, Inc.*	40,741	5,700,073

Group 1 Automotive, Inc.	19,409	5,769,908

Polaris, Inc.	64,164	5,024,683

Texas Roadhouse, Inc.	91,130	15,647,932

Tri Pointe Homes, Inc.*	95,145	3,544,151

Vail Resorts, Inc.	23,137	4,167,668

Total Consumer Discretionary		94,510,896

Consumer Staples - 5.0%

BJ’s Wholesale Club Holdings, Inc.*	184,534	16,209,467

Lancaster Colony Corp.	44,004	8,315,436

Performance Food Group Co.*	161,113	10,651,180

Total Consumer Staples		35,176,083

Energy - 4.2%

ChampionX Corp.	125,771	4,176,855

Magnolia Oil & Gas Corp., Class A1	261,251	6,620,101

Matador Resources Co.	109,370	6,518,452

Ovintiv, Inc.	156,175	7,319,922

Permian Resources Corp.	331,000	5,345,650

Total Energy		29,980,980

Financials - 10.8%

Atlantic Union Bankshares Corp.	186,881	6,139,041

Glacier Bancorp, Inc.	124,490	4,645,967

Kinsale Capital Group, Inc.	26,725	10,296,608

MarketAxess Holdings, Inc.	18,416	3,692,961

Pinnacle Financial Partners, Inc.	125,308	10,029,652

Piper Sandler Cos.	59,484	13,691,432

Stifel Financial Corp.	94,428	7,946,116

Voya Financial, Inc.	165,767	11,794,322

Wintrust Financial Corp.	84,047	8,283,672

Total Financials		76,519,771

Health Care - 13.8%

Acadia Healthcare Co., Inc.*	92,720	6,262,309

Azenta, Inc.*	129,883	6,834,443

	Shares	Value

Bio-Rad Laboratories, Inc., Class A*	21,302	$5,817,789

Globus Medical, Inc., Class A*	147,121	10,076,317

Halozyme Therapeutics, Inc.*	160,450	8,401,162

Hologic, Inc.*	136,677	10,148,267

Integer Holdings Corp.*	93,500	10,826,365

Intra-Cellular Therapies, Inc.*	114,415	7,836,283

Jazz Pharmaceuticals PLC*	60,934	6,503,486

Neurocrine Biosciences, Inc.*	77,859	10,718,849

Tandem Diabetes Care, Inc.*	219,403	8,839,747

Vericel Corp.*	125,862	5,774,549

Total Health Care		98,039,566

Industrials - 23.5%

API Group Corp.*	246,256	9,266,613

Atkore, Inc.	59,913	8,084,061

Booz Allen Hamilton Holding Corp.	63,205	9,727,250

Chart Industries, Inc.*,1	39,859	5,753,248

Columbus McKinnon Corp.	171,331	5,917,773

Comfort Systems USA, Inc.	40,162	12,214,068

Exponent, Inc.	75,716	7,202,106

Federal Signal Corp.	126,415	10,577,143

Gates Industrial Corp. PLC*	560,881	8,867,529

Gibraltar Industries, Inc.*	98,740	6,768,627

Hexcel Corp.	82,525	5,153,686

IDEX Corp.	51,777	10,417,532

ITT, Inc.	73,617	9,509,844

Lincoln Electric Holdings, Inc.	36,372	6,861,214

Nordson Corp.	44,800	10,390,912

Paylocity Holding Corp.*	50,135	6,610,300

RBC Bearings, Inc.*	35,499	9,576,920

Schneider National, Inc., Class B1	207,177	5,005,396

Simpson Manufacturing Co., Inc.	26,312	4,434,361

SiteOne Landscape Supply, Inc.*	53,140	6,451,727

The Toro Co.	78,791	7,367,747

Total Industrials		166,158,057

Information Technology - 13.9%

CCC Intelligent Solutions Holdings, Inc.*	942,849	10,475,052

Cognex Corp.	218,357	10,210,373

CyberArk Software, Ltd. (Israel)*	52,184	14,268,149

Entegris, Inc.	95,159	12,884,529

Globant SA (Uruguay)*	48,918	8,720,123

MACOM Technology Solutions Holdings, Inc.*	75,444	8,409,743

Manhattan Associates, Inc.*	50,233	12,391,476

Procore Technologies, Inc.*	108,395	7,187,673

The accompanying notes are an integral part of these financial statements.

8

AMG GW&K Small/Mid Cap Core Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 13.9%
(continued)

Silicon Laboratories, Inc.*	51,178	$5,661,822

Zebra Technologies Corp., Class A*	25,896	8,000,051

Total Information Technology		98,208,991

Materials - 6.2%

AptarGroup, Inc.	37,696	5,307,974

Eagle Materials, Inc.	47,353	10,297,383

Element Solutions, Inc.	420,193	11,395,634

Quaker Chemical Corp.	46,571	7,903,099

RPM International, Inc.	83,993	9,044,366

Total Materials		43,948,456

Real Estate - 4.7%

Agree Realty Corp., REIT	100,620	6,232,403

Easterly Government Properties, Inc., REIT [1]	392,562	4,855,992

EastGroup Properties, Inc., REIT	40,290	6,853,329

Healthpeak Properties, Inc., REIT	168,711	3,306,735

National Storage Affiliates Trust, REIT	117,294	4,834,859

Sun Communities, Inc., REIT	60,732	7,308,489

Total Real Estate		33,391,807

	Shares	Value

Utilities - 1.9%

IDACORP, Inc.	71,751	$6,683,605

Portland General Electric Co.[1]	149,399	6,460,013

Total Utilities		13,143,618

Total Common Stocks
(Cost $567,364,513)		689,078,225

	Principal Amount

Short-Term Investments - 2.3%

Repurchase Agreements - 2.3%

Fixed Income Clearing Corp., dated 06/28/24, due 07/01/24, 5.150% total to be received $16,506,081 (collateralized by a U.S. Treasury Note, 0.125%, 04/15/25, totaling $16,829,088)	$16,499,000	16,499,000
Total Short-Term Investments
(Cost $16,499,000)		16,499,000
Total Investments - 99.7%
(Cost $583,863,513)		705,577,225
Other Assets, less Liabilities - 0.3%		2,284,990

Net Assets - 100.0%		$707,862,215

*	Non-income producing security.

[1]	Some of these securities, amounting to $20,397,995 or 2.9% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations.
See Note 4 of Notes to Financial Statements.

REIT  Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2024:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$689,078,225	—	—	$689,078,225

Short-Term Investments

Repurchase Agreements	—	$16,499,000	—	16,499,000

Total Investments in Securities	$689,078,225	$16,499,000	—	$705,577,225

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities (unaudited) June 30, 2024

	AMG GW&K Small Cap Core Fund	AMG GW&K Small Cap Value Fund	AMG GW&K Small/Mid Cap Core Fund

Assets:

Investments at value[1] (including securities on loan valued at $42,508,487, $11,857,013, and $20,397,995, respectively)	$625,308,155	$235,381,230	$705,577,225

Cash	250	155	3,560,554

Receivable for investments sold	—	—	4,008,678

Dividend and interest receivables	424,814	370,463	382,504

Securities lending income receivable	4,740	1,467	1,326

Receivable for Fund shares sold	6,404	21,397	380,556

Receivable from affiliate	2,389	9,044	2,596

Prepaid expenses and other assets	26,714	21,429	35,737

Total assets	625,773,466	235,805,185	713,949,176

Liabilities:

Payable upon return of securities loaned	3,823,873	913,063	—

Payable for investments purchased	—	—	5,363,921

Payable for Fund shares repurchased	1,865,976	68,046	174,910

Accrued expenses:

Investment advisory and management fees	355,013	134,424	356,735

Administrative fees	76,074	28,805	86,307

Distribution fees	1,628	—	10,664

Shareholder service fees	18,214	33,712	13,110

Other	90,694	54,224	81,314

Total liabilities	6,231,472	1,232,274	6,086,961

Commitments and Contingencies (Notes 2 & 6)

Net Assets	$619,541,994	$234,572,911	$707,862,215

[1] Investments at cost	$472,337,768	$193,700,039	$583,863,513

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities (continued)

	AMG GW&K Small Cap Core Fund	AMG GW&K Small Cap Value Fund	AMG GW&K Small/Mid Cap Core Fund

Net Assets Represent:

Paid-in capital	$448,663,410	$176,034,922	$581,720,101

Total distributable earnings	170,878,584	58,537,989	126,142,114

Net Assets	$619,541,994	$234,572,911	$707,862,215

Class N:

Net Assets	$7,851,045	$148,542,028	$51,943,582

Shares outstanding	261,213	5,049,946	2,934,890

Net asset value, offering and redemption price per share	$30.06	$29.41	$17.70

Class I:

Net Assets	$420,684,110	$80,076,009	$322,140,224

Shares outstanding	13,566,980	2,723,057	18,119,059

Net asset value, offering and redemption price per share	$31.01	$29.41	$17.78

Class Z:

Net Assets	$191,006,839	$5,954,874	$333,778,409

Shares outstanding	6,153,779	203,275	18,737,329

Net asset value, offering and redemption price per share	$31.04	$29.29	$17.81

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations (unaudited) For the six months ended June 30, 2024

	AMG GW&K Small Cap Core Fund	AMG GW&K Small Cap Value Fund	AMG GW&K Small/Mid Cap Core Fund

Investment Income:

Dividend income	$3,316,989	$2,548,867	$3,334,356

Interest income	301,179	63,942	276,716

Securities lending income	17,142	9,362	7,779

Foreign withholding tax	(280)	(1,103)	(49)

Total investment income	3,635,030	2,621,068	3,618,802

Expenses:

Investment advisory and management fees	2,194,266	852,694	2,157,496

Administrative fees	470,200	182,720	521,975

Distribution fees - Class N	10,174	—	66,289

Shareholder servicing fees - Class N	6,104	193,507	—

Shareholder servicing fees - Class I	104,349	20,684	77,851

Professional fees	36,789	27,137	40,299

Custodian fees	32,234	17,954	31,225

Registration fees	27,475	21,874	26,722

Trustee fees and expenses	24,118	9,310	26,064

Reports to shareholders	23,865	14,700	23,269

Transfer agent fees	12,667	12,134	16,871

Interest expense	—	—	10,379

Miscellaneous	17,072	7,874	15,534

Total expenses before offsets	2,959,313	1,360,588	3,013,974

Expense reimbursements	(17,487)	(50,076)	(5,992)

Expense reductions	(2,733)	(12,000)	(15,097)

Net expenses	2,939,093	1,298,512	2,992,885

Net investment income	695,937	1,322,556	625,917

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	19,821,404	13,735,511	16,404,237

Net change in unrealized appreciation/depreciation on investments	(6,259,592)	(18,048,652)	3,625,213

Net realized and unrealized gain (loss)	13,561,812	(4,313,141)	20,029,450

Net increase (decrease) in net assets resulting from operations	$14,257,749	$(2,990,585)	$20,655,367

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets For the six months ended June 30, 2024 (unaudited) and the fiscal year ended December 31, 2023

	AMG GW&K Small Cap Core Fund		AMG GW&K Small Cap Value Fund

	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$695,937	$2,529,328	$1,322,556	$1,789,651

Net realized gain on investments	19,821,404	1,660,979	13,735,511	2,909,094

Net change in unrealized appreciation/depreciation on investments	(6,259,592)	44,726,622	(18,048,652)	35,560,602

Net increase (decrease) in net assets resulting from operations	14,257,749	48,916,929	(2,990,585)	40,259,347

Distributions to Shareholders:

Class N	—	(58,273)	—	(2,472,103)

Class I	—	(4,206,615)	—	(1,481,630)

Class Z	—	(2,323,516)	—	(107,131)

Total distributions to shareholders	—	(6,588,404)	—	(4,060,864)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(35,431,029)	(62,153,366)	(20,035,268)	(30,511,025)

Total increase (decrease) in net assets	(21,173,280)	(19,824,841)	(23,025,853)	5,687,458

Net Assets:

Beginning of period	640,715,274	660,540,115	257,598,764	251,911,306

End of period	$619,541,994	$640,715,274	$234,572,911	$257,598,764

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2024 (unaudited) and the fiscal year ended December 31, 2023

	AMG GW&K Small/Mid Cap Core Fund

	June 30, 2024	December 31, 2023

Increase in Net Assets Resulting From Operations:

Net investment income	$625,917	$1,287,315

Net realized gain (loss) on investments	16,404,237	(7,110,048)

Net change in unrealized appreciation/depreciation on investments	3,625,213	92,679,674

Net increase in net assets resulting from operations	20,655,367	86,856,941

Distributions to Shareholders:

Class I	—	(568,708)

Class Z	—	(857,186)

Total distributions to shareholders	—	(1,425,894)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(9,706,200)	47,327,881

Total increase in net assets	10,949,167	132,758,928

Net Assets:

Beginning of period	696,913,048	564,154,120

End of period	$707,862,215	$696,913,048

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

14

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended December 31,
Class N	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$29.42	$27.43	$33.13	$29.97	$26.09	$21.03

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.02)	0.00 [3]	(0.06)	(0.15)	(0.03)	(0.04)

Net realized and unrealized gain (loss) on investments	0.66	2.19	(5.43)	6.34	4.64	6.47

Total income (loss) from investment operations	0.64	2.19	(5.49)	6.19	4.61	6.43

Less Distributions to Shareholders from:

Net investment income	—	(0.03)	—	—	—	—

Net realized gain on investments	—	(0.17)	(0.21)	(3.03)	(0.73)	(1.37)

Total distributions to shareholders	—	(0.20)	(0.21)	(3.03)	(0.73)	(1.37)

Net Asset Value, End of Period	$30.06	$29.42	$27.43	$33.13	$29.97	$26.09

Total Return[2,4]	2.17%[5]	8.02%	(16.58)%	21.01%	17.73%	30.66%

Ratio of net expenses to average net assets[6]	1.30%[7]	1.30%[8]	1.29%[8]	1.30%[8]	1.29%	1.29%

Ratio of gross expenses to average net assets[9]	1.31%[7]	1.31%[8]	1.30%[8]	1.30%[8]	1.30%	1.31%

Ratio of net investment income (loss) to average net assets[2]	(0.14)%[7]	0.02%	(0.22)%	(0.45)%	(0.14)%	(0.15)%

Portfolio turnover	9%[5]	20%	25%	33%	37%	20%

Net assets end of period (000’s) omitted	$7,851	$8,336	$8,533	$11,278	$8,667	$10,239

15

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended December 31,
Class I	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$30.30	$28.24	$34.02	$30.61	$26.57	$21.37

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.03	0.11	0.04	(0.03)	0.05	0.05

Net realized and unrealized gain (loss) on investments	0.68	2.25	(5.57)	6.47	4.76	6.58

Total income (loss) from investment operations	0.71	2.36	(5.53)	6.44	4.81	6.63

Less Distributions to Shareholders from:

Net investment income	—	(0.13)	(0.04)	—	(0.04)	(0.06)

Net realized gain on investments	—	(0.17)	(0.21)	(3.03)	(0.73)	(1.37)

Total distributions to shareholders	—	(0.30)	(0.25)	(3.03)	(0.77)	(1.43)

Net Asset Value, End of Period	$31.01	$30.30	$28.24	$34.02	$30.61	$26.57

Total Return[2,4]	2.34%[5]	8.39%	(16.27)%	21.38%	18.16%	31.13%

Ratio of net expenses to average net assets[6]	0.95%[7]	0.95%[8]	0.94%[8]	0.95%[8]	0.94%	0.94%

Ratio of gross expenses to average net assets[9]	0.96%[7]	0.96%[8]	0.95%[8]	0.95%[8]	0.95%	0.96%

Ratio of net investment income (loss) to average net assets[2]	0.21%[7]	0.37%	0.13%	(0.10)%	0.21%	0.20%

Portfolio turnover	9%[5]	20%	25%	33%	37%	20%

Net assets end of period (000’s) omitted	$420,684	$421,136	$433,066	$546,326	$470,373	$331,703

16

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended December 31,
Class Z	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$30.32	$28.26	$34.05	$30.61	$26.57	$21.37

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.04	0.12	0.05	(0.02)	0.07	0.06

Net realized and unrealized gain (loss) on investments	0.68	2.26	(5.58)	6.49	4.75	6.59

Total income (loss) from investment operations	0.72	2.38	(5.53)	6.47	4.82	6.65

Less Distributions to Shareholders from:

Net investment income	—	(0.15)	(0.05)	—	(0.05)	(0.08)

Net realized gain on investments	—	(0.17)	(0.21)	(3.03)	(0.73)	(1.37)

Total distributions to shareholders	—	(0.32)	(0.26)	(3.03)	(0.78)	(1.45)

Net Asset Value, End of Period	$31.04	$30.32	$28.26	$34.05	$30.61	$26.57

Total Return[2,4]	2.38%[5]	8.44%	(16.25)%	21.48%	18.21%	31.13%

Ratio of net expenses to average net assets[6]	0.90%[7]	0.90%[8]	0.89%[8]	0.90%[8]	0.89%	0.89%

Ratio of gross expenses to average net assets[9]	0.91%[7]	0.91%[8]	0.90%[8]	0.90%[8]	0.90%	0.91%

Ratio of net investment income (loss) to average net assets[2]	0.26%[7]	0.42%	0.18%	(0.05)%	0.26%	0.25%

Portfolio turnover	9%[5]	20%	25%	33%	37%	20%

Net assets end of period (000’s) omitted	$191,007	$211,244	$218,941	$199,851	$125,848	$110,020

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $0.005 per share.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2024, less than 0.01%, 0.01%, less than 0.01%, 0.01% and 0.01% for the fiscal years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

[7]	Annualized.

[8]

Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%, less than 0.01% and 0.01% for the fiscal years ended December 31, 2023, 2022 and 2021, respectively.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

17

AMG GW&K Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended December 31,
Class N	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$29.76	$25.73	$30.90	$26.71	$37.16	$30.93

Income (loss) from Investment Operations:

Net investment income[1,2]	0.15	0.17	0.13	0.09	0.08	0.07

Net realized and unrealized gain (loss) on investments	(0.50)	4.31	(4.87)	8.41	1.00	8.79

Total income (loss) from investment operations	(0.35)	4.48	(4.74)	8.50	1.08	8.86

Less Distributions to Shareholders from:

Net investment income	—	(0.20)	(0.15)	(0.08)	(0.08)	(0.09)

Net realized gain on investments	—	(0.25)	(0.28)	(4.23)	(11.45)	(2.54)

Total distributions to shareholders	—	(0.45)	(0.43)	(4.31)	(11.53)	(2.63)

Net Asset Value, End of Period	$29.41	$29.76	$25.73	$30.90	$26.71	$37.16

Total Return[2,3]	(1.18)%[4]	17.43%	(15.33)%	32.93%	3.29%	28.64%

Ratio of net expenses to average net assets	1.15%[5,6]	1.14%[6]	1.13%[6]	1.13%[6]	1.17%	1.17%

Ratio of gross expenses to average net assets[7]	1.19%[5]	1.19%	1.18%	1.17%	1.21%	1.20%

Ratio of net investment income to average net assets[2]	1.01%[5]	0.64%	0.47%	0.28%	0.28%	0.19%

Portfolio turnover	10%[4]	14%	19%	41%	115%	20%

Net assets end of period (000’s) omitted	$148,542	$165,040	$162,011	$223,586	$243,655	$359,550

18

AMG GW&K Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended December 31,
Class I	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$29.73	$25.69	$30.87	$26.79	$37.23	$31.05

Income (loss) from Investment Operations:

Net investment income[1,2]	0.18	0.23	0.18	0.15	0.14	0.13

Net realized and unrealized gain (loss) on investments	(0.50)	4.31	(4.87)	8.42	1.02	8.83

Total income (loss) from investment operations	(0.32)	4.54	(4.69)	8.57	1.16	8.96

Less Distributions to Shareholders from:

Net investment income	—	(0.25)	(0.21)	(0.26)	(0.15)	(0.24)

Net realized gain on investments	—	(0.25)	(0.28)	(4.23)	(11.45)	(2.54)

Total distributions to shareholders	—	(0.50)	(0.49)	(4.49)	(11.60)	(2.78)

Net Asset Value, End of Period	$29.41	$29.73	$25.69	$30.87	$26.79	$37.23

Total Return[2,3]	(1.08)%[4]	17.73%	(15.19)%	33.17%	3.50%	28.86%

Ratio of net expenses to average net assets	0.95%[5,6]	0.94%[6]	0.93%[6]	0.93%[6]	0.99%	1.01%

Ratio of gross expenses to average net assets[7]	0.99%[5]	0.99%	0.98%	0.97%	1.03%	1.04%

Ratio of net investment income to average net assets[2]	1.21%[5]	0.84%	0.67%	0.48%	0.46%	0.35%

Portfolio turnover	10%[4]	14%	19%	41%	115%	20%

Net assets end of period (000’s) omitted	$80,076	$86,357	$81,319	$115,837	$83,003	$122,323

19

AMG GW&K Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class Z	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$29.61	$25.59	$30.76	$26.72	$37.16	$31.10

Income (loss) from Investment Operations:

Net investment income[1,2]	0.18	0.24	0.20	0.16	0.16	0.16

Net realized and unrealized gain (loss) on investments	(0.50)	4.30	(4.87)	8.41	1.02	8.84

Total income (loss) from investment operations	(0.32)	4.54	(4.67)	8.57	1.18	9.00

Less Distributions to Shareholders from:

Net investment income	—	(0.27)	(0.22)	(0.30)	(0.17)	(0.40)

Net realized gain on investments	—	(0.25)	(0.28)	(4.23)	(11.45)	(2.54)

Total distributions to shareholders	—	(0.52)	(0.50)	(4.53)	(11.62)	(2.94)

Net Asset Value, End of Period	$29.29	$29.61	$25.59	$30.76	$26.72	$37.16

Total Return[2,3]	(1.08)%[4]	17.77%	(15.16)%	33.27%	3.57%	28.94%

Ratio of net expenses to average net assets	0.90%[5,6]	0.89%[6]	0.88%[6]	0.88%[6]	0.92%	0.92%

Ratio of gross expenses to average net assets[7]	0.94%[5]	0.94%	0.93%	0.92%	0.96%	0.95%

Ratio of net investment income to average net assets[2]	1.26%[5]	0.89%	0.72%	0.53%	0.53%	0.44%

Portfolio turnover	10%[4]	14%	19%	41%	115%	20%

Net assets end of period (000’s) omitted	$5,955	$6,202	$8,582	$32,710	$10,481	$11,815

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2024, 0.01%, 0.01% and 0.02% for the fiscal years ended December 31, 2023, 2022 and 2021, respectively.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

20

AMG GW&K Small/Mid Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$17.20	$15.02	$19.08	$16.04	$13.03	$9.99

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.00)[3]	(0.00)[3]	0.01	(0.06)	(0.01)	0.00 [4]

Net realized and unrealized gain (loss) on investments	0.50	2.18	(3.47)	4.14	3.02	3.07

Total income (loss) from investment operations	0.50	2.18	(3.46)	4.08	3.01	3.07

Less Distributions to Shareholders from:

Net investment income	—	—	(0.00)[3]	—	—	(0.01)

Net realized gain on investments	—	—	(0.60)	(1.04)	—	(0.02)

Total distributions to shareholders	—	—	(0.60)	(1.04)	—	(0.03)

Net Asset Value, End of Period	$17.70	$17.20	$15.02	$19.08	$16.04	$13.03

Total Return[2,5]	2.91%[6]	14.51%	(18.15)%	25.63%	23.10%	30.64%

Ratio of net expenses to average net assets[7]	1.07%[8,9]	1.07%[10]	1.06%[10]	1.06%[10]	1.10%	1.09%

Ratio of gross expenses to average net assets[11]	1.07%[8]	1.08%[10]	1.08%[10]	1.08%[10]	1.13%	1.14%

Ratio of net investment income (loss) to average net assets[2]	(0.03)%[8]	(0.01)%	0.04%	(0.32)%	(0.07)%	0.02%

Portfolio turnover	9%[6]	19%	25%	19%	29%	18%

Net assets end of period (000’s) omitted	$51,944	$53,076	$51,333	$70,736	$224	$172

21

AMG GW&K Small/Mid Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$17.26	$15.07	$19.15	$16.06	$13.04	$9.99

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.02	0.03	0.04	(0.02)	0.01	0.02

Net realized and unrealized gain (loss) on investments	0.50	2.19	(3.48)	4.15	3.03	3.07

Total income (loss) from investment operations	0.52	2.22	(3.44)	4.13	3.04	3.09

Less Distributions to Shareholders from:

Net investment income	—	(0.03)	(0.04)	—	(0.02)	(0.02)

Net realized gain on investments	—	—	(0.60)	(1.04)	—	(0.02)

Total distributions to shareholders	—	(0.03)	(0.64)	(1.04)	(0.02)	(0.04)

Net Asset Value, End of Period	$17.78	$17.26	$15.07	$19.15	$16.06	$13.04

Total Return[2,5]	3.01%[6]	14.76%	(18.01)%	25.91%	23.31%	30.86%

Ratio of net expenses to average net assets[7]	0.87%[8,9]	0.87%[10]	0.86%[10]	0.86%[10]	0.92%	0.94%

Ratio of gross expenses to average net assets[11]	0.87%[8]	0.88%[10]	0.88%[10]	0.88%[10]	0.95%	0.99%

Ratio of net investment income (loss) to average net assets[2]	0.17%[8]	0.19%	0.24%	(0.12)%	0.11%	0.17%

Portfolio turnover	9%[6]	19%	25%	19%	29%	18%

Net assets end of period (000’s) omitted	$322,140	$296,659	$250,024	$293,614	$165,840	$102,784

22

AMG GW&K Small/Mid Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class Z	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$17.29	$15.10	$19.18	$16.07	$13.05	$10.00

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.02	0.04	0.05	(0.01)	0.02	0.03

Net realized and unrealized gain (loss) on investments	0.50	2.19	(3.48)	4.16	3.03	3.07

Total income (loss) from investment operations	0.52	2.23	(3.43)	4.15	3.05	3.10

Less Distributions to Shareholders from:

Net investment income	—	(0.04)	(0.05)	—	(0.03)	(0.03)

Net realized gain on investments	—	—	(0.60)	(1.04)	—	(0.02)

Total distributions to shareholders	—	(0.04)	(0.65)	(1.04)	(0.03)	(0.05)

Net Asset Value, End of Period	$17.81	$17.29	$15.10	$19.18	$16.07	$13.05

Total Return[2,5]	3.01%[6]	14.78%	(17.94)%	26.02%	23.37%	30.94%

Ratio of net expenses to average net assets[7]	0.82%[8,9]	0.82%[10]	0.81%[10]	0.81%[10]	0.83%	0.84%

Ratio of gross expenses to average net assets[11]	0.82%[8]	0.83%[10]	0.83%[10]	0.83%[10]	0.86%	0.89%

Ratio of net investment income (loss) to average net assets[2]	0.22%[8]	0.24%	0.29%	(0.07)%	0.19%	0.27%

Portfolio turnover	9%[6]	19%	25%	19%	29%	18%

Net assets end of period (000’s) omitted	$333,778	$347,178	$262,798	$198,961	$104,705	$95,884

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $(0.005) per share.

[4]	Less than $0.005 per share.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2024, less than 0.01%, less than 0.01%, 0.01%, 0.01% and 0.01% for the fiscal years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

[8]	Annualized.

[9]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[10]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%.

[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

23

Notes to Financial Statements (unaudited) June 30, 2024

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds: AMG GW&K Small Cap Core Fund (“Small Cap Core”), AMG GW&K Small Cap Value Fund (“Small Cap Value”) and AMG GW&K Small/Mid Cap Core Fund (“Small/Mid Cap Core”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N shares, Class I shares and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the

Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds.

Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

24

Notes to Financial Statements (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2024, the impact on the expenses and expense ratios were as follows: Small Cap Core $2,733 or less than 0.01%, Small Cap Value $12,000 or less than 0.01% and Small/Mid Cap Core $15,097 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences for Small Cap Core, Small Cap Value, and Small/Mid Cap Core. Temporary differences for Small Cap Core, Small Cap Value, and Small/Mid Cap Core are primarily due to wash sale loss deferrals.

At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Small Cap Core	$472,337,768	$202,627,547	$(49,657,160)	$152,970,387

Small Cap Value	193,700,039	53,978,116	(12,296,925)	41,681,191

Small/Mid Cap Core	583,863,513	154,857,105	(33,143,393)	121,713,712

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2023, the following Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

Small/Mid Cap Core	$9,036,444	$1,885,800	$10,922,244

As of December 31, 2023, Small Cap Core and Small Cap Value had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2024, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as either short-term and/or long-term.

25

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for each applicable Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2024 (unaudited) and the fiscal year ended December 31, 2023, the capital stock transactions by class for the Funds were as follows:

	Small Cap Core				Small Cap Value
	June 30, 2024		December 31, 2023		June 30, 2024		December 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	8,917	$264,673	29,118	$817,133	86,000	$2,525,751	180,373	$4,935,921

Shares issued in reinvestment of distributions	—	—	2,003	58,273	—	—	82,894	2,445,379

Shares redeemed	(31,050)	(918,998)	(58,835)	(1,645,587)	(581,145)	(17,075,583)	(1,015,943)	(27,541,793)

Net decrease	(22,133)	$(654,325)	(27,714)	$(770,181)	(495,145)	$(14,549,832)	(752,676)	$(20,160,493)

Class I:

Shares sold	1,228,664	$37,725,659	2,751,955	$79,493,243	79,935	$2,372,152	288,685	$7,769,687

Shares issued in reinvestment of distributions	—	—	128,635	3,852,621	—	—	48,671	1,433,860

Shares redeemed	(1,561,486)	(47,333,037)	(4,316,175)	(122,609,775)	(262,001)	(7,678,709)	(597,479)	(16,210,599)

Net decrease	(332,822)	$(9,607,378)	(1,435,585)	$(39,263,911)	(182,066)	$(5,306,557)	(260,123)	$(7,007,052)

Class Z:

Shares sold	343,183	$10,138,278	1,965,678	$58,356,284	7,095	$209,457	47,660	$1,319,831

Shares issued in reinvestment of distributions	—	—	74,897	2,244,651	—	—	3,651	107,131

Shares redeemed	(1,156,450)	(35,307,604)	(2,820,695)	(82,720,209)	(13,315)	(388,336)	(177,185)	(4,770,442)

Net decrease	(813,267)	$(25,169,326)	(780,120)	$(22,119,274)	(6,220)	$(178,879)	(125,874)	$(3,343,480)

	Small/Mid Cap Core
	June 30, 2024		December 31, 2023

	Shares	Amount	Shares	Amount

Class N:

Shares sold	70,148	$1,258,680	102,414	$1,577,823

Shares redeemed	(220,537)	(3,936,139)	(434,221)	(6,733,845)

Net decrease	(150,389)	$(2,677,459)	(331,807)	$(5,156,022)

Class I:

Shares sold	2,497,498	$44,406,700	3,440,965	$54,073,777

Shares issued in reinvestment of distributions	—	—	31,529	535,995

Shares redeemed	(1,562,233)	(27,775,392)	(2,874,163)	(45,263,249)

Net increase	935,265	$16,631,308	598,331	$9,346,523

Class Z:

Shares sold	1,653,964	$29,558,372	7,272,985	$116,360,111

Shares issued in reinvestment of distributions	—	—	47,547	809,723

Shares redeemed	(2,992,626)	(53,218,421)	(4,648,999)	(74,032,454)

Net increase (decrease)	(1,338,662)	$(23,660,049)	2,671,533	$43,137,380

26

Notes to Financial Statements (continued)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2024, the market value of Repurchase Agreements outstanding for Small Cap Core, Small Cap Value and Small/Mid Cap Core was $11,442,873, $5,026,063 and $16,499,000 respectively.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC (“GW&K”), who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2024, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

Small Cap Core	0.70%

Small Cap Value	0.70%

Small/Mid Cap Core	0.62%

The fee paid to GW&K for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least May 1, 2025, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Small Cap Core, Small Cap Value and Small/Mid Cap Core to the annual rate of 0.90%, 0.90% and 0.82%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the six months ended June 30, 2024, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

Small Cap Core	$17,487	—

Small Cap Value	50,076	—

Small/Mid Cap Core	5,992	—

At June 30, 2024, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Small Cap Core	Small Cap Value	Small/Mid Cap Core

Less than 1 year	—	$53,215	$43,099

1-2 years	$6,079	101,247	44,070

2-3 years	60,184	100,560	62,375

Total	$66,263	$255,022	$149,544

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective

27

Notes to Financial Statements (continued)

purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, except Small Cap Value, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund, except Small Cap Value, may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s, except Small Cap Value’s, average daily net assets attributable to the Class N shares. The portion of payments made under the plan by Class N shares of each Fund, except Small Cap Value, for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For each of Class N and Class I shares of Small Cap Core and Small Cap Value, and for Small/Mid Cap Core Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2024, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Small Cap Core

Class N	0.15%	0.15%

Class I	0.05%	0.05%

Small Cap Value

Class N	0.25%	0.25%

Class I	0.05%	0.05%

Small/Mid Cap Core

Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2024, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund loan program during the six months ended June 30, 2024 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Small Cap Core	$1,041,707	4	$711	6.225%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Small/Mid Cap Core	$8,698,375	7	$10,379	6.222%

Small Cap Value did not participate in the interfund lending program for the six months ended June 30, 2024.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2024, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Small Cap Core	$56,473,767	$89,403,966

Small Cap Value	25,280,448	45,698,757

Small/Mid Cap Core	64,724,636	93,951,347

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2024.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral

28

Notes to Financial Statements (continued)

to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable by a Fund at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2024, was as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Small Cap Core	$42,508,487	$3,823,873	$39,376,649	$43,200,522

Small Cap Value	11,857,013	913,063	11,143,373	12,056,436

Small/Mid Cap Core	20,397,995	—	20,737,203	20,737,203

The following table summarizes the securities received as collateral for securities lending at June 30, 2024:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Small Cap Core	U.S. Treasury Obligations	0.000%-5.368%	07/30/24-11/15/53

Small Cap Value	U.S. Treasury Obligations	0.000%-5.368%	07/31/24-11/15/53

Small/Mid Cap Core	U.S. Treasury Obligations	0.125%-5.250%	10/15/24-05/15/52

5. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market; or (iii) price fluctuations.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies.

Management Risk: Because each Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that GW&K’s investment techniques and risk analysis will produce the desired result.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Growth Stock Risk: The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

Real Estate Industry Risk: Investments in the Funds may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Code.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds have no prior claims or losses and expect the risks of loss to be remote.

7. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

29

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2024:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Small Cap Core

Bethesda Securities LLC	$23,873	—	$23,873	$23,873	—

State of Wisconsin Investment Board	3,800,000	—	3,800,000	3,800,000	—

Fixed Income Clearing Corp.	7,619,000	—	7,619,000	7,619,000	—

Total	$11,442,873	—	$11,442,873	$11,442,873	—

Small Cap Value

Bethesda Securities LLC	$913,063	—	$913,063	$913,063	—

Fixed Income Clearing Corp.	4,113,000	—	4,113,000	4,113,000	—

Total	$5,026,063	—	$5,026,063	$5,026,063	—

Small/Mid Cap Core

Fixed Income Clearing Corp.	$16,499,000	—	$16,499,000	$16,499,000	—

8. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

30

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended June 30, 2024, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended June 30, 2024, is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended June 30, 2024.

Trustee fees and expenses

AMG GW&K Small Cap Core Fund	$24,118

AMG GW&K Small Cap Value Fund	9,310

AMG GW&K Small/Mid Cap Core Fund	26,064

31

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG GW&K Small Cap Core Fund, AMG GW&K Small Cap Value Fund, and AMG GW&K Small/Mid Cap Core Fund: Approval of Investment Management and Subadvisory Agreements on June 12, 2024

At an in-person meeting held on June 12, 2024, the Board of Trustees (the “Board” or the “Trustees”) of AMG Funds (the “Trust”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG GW&K Small Cap Core Fund, AMG GW&K Small Cap Value Fund, and AMG GW&K Small/Mid Cap Core Fund (each, a “Fund,” and collectively, the “Funds”), and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”); and (ii) the Subadvisory Agreement with respect to each Fund, as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with GW&K Investment Management, LLC, the Funds’ subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Funds, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 12, 2024 meeting and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the

32

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of each Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both a Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources, and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG GW&K Small Cap Core Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024, was below the median performance of the Peer Group and below, above, above, and above, respectively, the performance of the Fund Benchmark, the Russell 2000 Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance and longer-term outperformance relative to the Fund Benchmark and the Fund’s underperformance relative to the Peer Group. The Trustees also took into account the fact that the Fund’s Class Z and Class I shares ranked in the top half relative to its Peer Group for the 2022 calendar year. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Small Cap Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024, was below, below, above, and below, respectively, the median performance of the Peer Group and below, above, above, and below, respectively, the performance of the Fund Benchmark, the Russell 2000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance relative to the Peer Group and the Fund Benchmark and the fact that the Fund ranked in the top half relative to its Peer Group for the 2023 and 2021 calendar years. The Trustees also took into account the fact that the Fund’s subadviser and investment strategy changed effective December 4, 2020, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Small/Mid Cap Core Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, and 5-year periods ended March 31, 2024 and for the period from the Fund’s inception on June 30, 2015 through March 31, 2024 was below, below, above, and below, respectively, the median performance of the Peer Group and below, above, above, and above, respectively, the performance of the Fund Benchmark, the Russell 2500 Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance relative to its Peer Group and Fund Benchmark and longer-term outperformance relative to the Fund Benchmark and the fact that the Fund ranked in the top quintile relative to its Peer Group for the 5-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 12, 2024 meeting and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the

AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also, with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from these relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its

33

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Small Cap Core Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were both rated in the Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.90%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Small Cap Core Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were both rated in the Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.90%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Small/Mid Cap Core Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were both rated in the Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.82%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 12, 2024, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

34

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

Systematica Investments Limited, acting as general partner of Systematica Investments LP

wealth.amg.com	063024	SAR089

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2024

AMG GW&K ESG Bond Fund
Class N: MGFIX	Class I: MGBIX

AMG GW&K Enhanced Core Bond ESG Fund
Class N: MFDAX	Class I: MFDSX	Class Z: MFDYX

AMG GW&K High Income Fund
Class N: MGGBX	Class I: GWHIX

AMG GW&K Municipal Bond Fund
Class N: GWMTX	Class I: GWMIX

AMG GW&K Municipal Enhanced Yield Fund
Class N: GWMNX	Class I: GWMEX	Class Z: GWMZX

wealth.amg.com	063024	SAR088

AMG Funds Semi-Annual Report — June 30, 2024 (unaudited)

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (unaudited) June 30, 2024

	Principal Amount	Value

Corporate Bonds and Notes - 49.4%

Basic Materials - 5.3%

Air Products and Chemicals, Inc. 2.700%, 05/15/40	$1,950,000	$1,391,102

Alcoa Nederland Holding, B.V. (Netherlands) 4.125%, 03/31/29[1,2]	2,150,000	1,994,152

Celanese US Holdings LLC 6.550%, 11/15/30	3,999,000	4,178,928

CF Industries, Inc. 5.150%, 03/15/34	1,170,000	1,121,948

FMG Resources August 2006 Pty, Ltd. (Australia) 4.500%, 09/15/27[1,2]	2,750,000	2,627,765

Freeport-McMoRan, Inc. 4.625%, 08/01/30	2,111,000	2,030,806

HB Fuller Co. 4.250%, 10/15/28	3,150,000	2,968,948

Methanex Corp. (Canada) 5.125%, 10/15/27	1,205,000	1,162,315

Novelis Corp. 3.250%, 11/15/26[1]	2,175,000	2,046,684

Steel Dynamics, Inc. 5.375%, 08/15/34	1,540,000	1,513,646

Total Basic Materials		21,036,294

Communications - 4.1%

AT&T, Inc. 4.300%, 02/15/30	1,000,000	958,037

CCO Holdings LLC/CCO Holdings Capital Corp. 4.500%, 05/01/32	2,500,000	2,013,553

Cisco Systems, Inc. 5.500%, 01/15/40	1,400,000	1,421,147

Cogent Communications Group, Inc. 3.500%, 05/01/26[1]	3,365,000	3,222,565

Comcast Corp. 4.650%, 02/15/33[2]	2,117,000	2,043,823

Discovery Communications LLC 3.950%, 03/20/28	2,047,000	1,913,044

Lamar Media Corp. 4.875%, 01/15/29	3,250,000	3,123,034

Verizon Communications, Inc. 5.500%, 02/23/54[2]	1,625,000	1,590,747

Total Communications		16,285,950

Consumer, Cyclical - 7.8%

Air Canada (Canada) 3.875%, 08/15/26[1]	1,180,000	1,122,406

Aramark Services, Inc. 5.000%, 02/01/28[1]	3,020,000	2,920,711

Caesars Entertainment, Inc. 6.500%, 02/15/32[1]	975,000	979,781

Hasbro, Inc. 3.900%, 11/19/29[2]	3,105,000	2,863,719

	Principal Amount	Value

Hilton Domestic Operating Co., Inc. 4.875%, 01/15/30	$2,600,000	$2,495,414

The Home Depot, Inc. 5.875%, 12/16/36	1,450,000	1,536,344

KB Home 4.800%, 11/15/29	1,222,000	1,152,163
6.875%, 06/15/27	1,726,000	1,761,145

M/I Homes, Inc. 3.950%, 02/15/30	335,000	298,599

Mattel, Inc. 3.750%, 04/01/29[1]	1,075,000	991,402
6.200%, 10/01/40	1,661,000	1,637,230

Murphy Oil USA, Inc. 4.750%, 09/15/29	2,250,000	2,131,197

Penske Automotive Group, Inc. 3.750%, 06/15/29	1,750,000	1,579,383

PulteGroup, Inc. 6.000%, 02/15/35	2,050,000	2,107,294

Toll Brothers Finance Corp. 4.875%, 03/15/27	2,225,000	2,191,897

Travel + Leisure Co. 4.625%, 03/01/30[1]	575,000	523,282
6.000%, 04/01/27[3]	475,000	473,996

Walmart, Inc. 4.050%, 06/29/48	1,850,000	1,536,302

Yum! Brands, Inc. 3.625%, 03/15/31[2]	3,010,000	2,656,460

Total Consumer, Cyclical		30,958,725

Consumer, Non-cyclical - 8.1%

Advocate Health & Hospitals Corp. 4.272%, 08/15/48	1,670,000	1,433,894

Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/38	2,200,000	2,002,577

APi Group DE, Inc. 4.125%, 07/15/29[1]	1,255,000	1,142,051

Ashtead Capital, Inc. 1.500%, 08/12/26[1]	1,786,000	1,627,978

Campbell Soup Co. 2.375%, 04/24/30	2,180,000	1,875,782

Centene Corp. 3.375%, 02/15/30	3,620,000	3,213,161

CommonSpirit Health 3.347%, 10/01/29	1,075,000	986,744

The Ford Foundation Series 2020, 2.415%, 06/01/50	2,690,000	1,615,705

HCA, Inc. 3.500%, 09/01/30	3,050,000	2,751,212

Kraft Heinz Foods Co. 4.625%, 10/01/39	2,480,000	2,196,793

The accompanying notes are an integral part of these financial statements.

2

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Consumer, Non-cyclical - 8.1% (continued)

Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, 04/15/26[1]	$2,800,000	$2,778,726

Sysco Corp. 2.400%, 02/15/30	2,125,000	1,841,112

Teleflex, Inc. 4.250%, 06/01/28[1]	2,120,000	1,997,823

Tenet Healthcare Corp. 4.625%, 06/15/28	1,735,000	1,649,982

Teva Pharmaceutical Finance Netherlands III, B.V. (Netherlands) 5.125%, 05/09/29[2]	2,300,000	2,212,528

United Rentals North America, Inc. 3.875%, 02/15/31[2]	3,400,000	3,033,331

Total Consumer, Non-cyclical		32,359,399

Financials - 11.4%

Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[4,5]	2,775,000	2,316,555
(5.872% to 09/15/33 then SOFR + 1.840%), 5.872%, 09/15/34[4,5]	3,050,000	3,137,520

The Bank of New York Mellon Corp. Series H, (3.700% to 03/20/26 then

U.S. Treasury Yield Curve CMT 5 year + 3.352%), 3.700%, 03/20/26[2,4,5,6]	2,165,000	2,056,458

The Charles Schwab Corp. Series G, (5.375% to 06/01/25 then

U.S. Treasury Yield Curve CMT 5 year + 4.971%), 5.375%, 06/01/25[4,5,6]	2,000,000	1,977,550

Citigroup, Inc. Series P, (5.950% to 05/15/25 then 3 month SOFR + 4.167%), 5.950%, 05/15/25[2,4,5,6]	1,550,000	1,539,872

Series T, (6.250% to 08/15/26 then 3 month SOFR + 4.779%), 6.250%, 08/15/26[4,5,6]	1,075,000	1,074,249

Crown Castle, Inc. 4.000%, 03/01/27	1,040,000	1,004,509

The Goldman Sachs Group, Inc. Series X, (7.500% to 05/10/29 then

U.S. Treasury Yield Curve CMT 5 year + 2.809%), 7.500%, 05/10/29[4,5,6]	2,977,000	3,061,410

Huntington Bancshares, Inc. (4.443% to 08/04/27 then SOFR + 1.970%), 4.443%, 08/04/28[2,4,5]	2,430,000	2,353,840

JPMorgan Chase & Co.

(3.157% to 04/22/41 then SOFR + 1.460%), 3.157%, 04/22/42[4,5]	2,710,000	2,016,652

MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[2,4,5,6]	2,130,000	2,061,543

	Principal Amount	Value

Morgan Stanley
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[4,5]	$2,048,000	$1,981,213

The PNC Financial Services Group, Inc.
(5.068% to 01/24/33 then SOFR + 1.933%), 5.068%, 01/24/34[4,5]	2,386,000	2,306,181

SBA Communications Corp. 3.875%, 02/15/27	1,265,000	1,205,581

SLM Corp. 3.125%, 11/02/26	3,365,000	3,134,398
4.200%, 10/29/25	838,000	815,127

Starwood Property Trust, Inc. 4.375%, 01/15/27[1,2]	1,775,000	1,680,520

Truist Financial Corp., MTN
(5.867% to 06/08/33 then SOFR + 2.361%), 5.867%, 06/08/34[4,5]	2,288,000	2,305,382

US Bancorp
(5.775% to 06/12/28 then SOFR + 2.020%), 5.775%, 06/12/29[4,5]	2,350,000	2,385,582

Wells Fargo & Co.
Series U, 5.875%, 06/15/25[2,5,6]	4,228,000	4,208,681

Weyerhaeuser Co. 6.875%, 12/15/33	2,600,000	2,839,290

Total Financials		45,462,113

Industrials - 7.8%

AECOM 5.125%, 03/15/27	1,650,000	1,621,413

Ball Corp. 2.875%, 08/15/30	3,625,000	3,079,535

BWX Technologies, Inc. 4.125%, 06/30/28[1]	1,210,000	1,129,386

Clean Harbors, Inc. 4.875%, 07/15/27[1]	2,070,000	2,003,631

Clearwater Paper Corp. 4.750%, 08/15/28[1]	1,950,000	1,802,552

Crown Americas LLC/Crown Americas Capital Corp. V 4.250%, 09/30/26	1,650,000	1,589,855

Graphic Packaging International LLC 3.500%, 03/01/29[1]	2,850,000	2,554,238

Howmet Aerospace, Inc. 6.875%, 05/01/25	1,025,000	1,032,580

Jacobs Engineering Group, Inc. 5.900%, 03/01/33	4,068,000	4,065,861

L3Harris Technologies, Inc. 5.050%, 06/01/29	2,047,000	2,032,611

Mueller Water Products, Inc. 4.000%, 06/15/29[1]	3,000,000	2,746,733

Owens Corning 7.000%, 12/01/36[3]	1,800,000	2,001,789

The accompanying notes are an integral part of these financial statements.

3

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 7.8% (continued)

Packaging Corp. of America 5.700%, 12/01/33	$2,140,000	$2,173,760

Sonoco Products Co. 2.850%, 02/01/32[2]	1,822,000	1,513,868

United Parcel Service, Inc. 6.200%, 01/15/38	1,500,000	1,624,071

Total Industrials		30,971,883

Technology - 4.1%

Broadcom, Inc. 4.300%, 11/15/32	2,820,000	2,635,768

Crowdstrike Holdings, Inc. 3.000%, 02/15/29	1,285,000	1,158,615

Dell International LLC/EMC Corp. 8.100%, 07/15/36	972,000	1,159,186

Kyndryl Holdings, Inc. 3.150%, 10/15/31	2,375,000	1,988,816

Microsoft Corp. 2.525%, 06/01/50	2,450,000	1,546,975

MSCI, Inc. 3.250%, 08/15/33[1]	2,015,000	1,664,657

Open Text Holdings, Inc. 4.125%, 02/15/30[1]	1,125,000	1,014,531

SK Hynix, Inc. (South Korea) 2.375%, 01/19/31[1,2]	3,000,000	2,470,708

Twilio, Inc. 3.625%, 03/15/29	600,000	539,693
3.875%, 03/15/31	2,194,000	1,929,589

Total Technology		16,108,538

Utilities - 0.8%

National Rural Utilities Cooperative Finance Corp. 1.350%, 03/15/31	4,160,000	3,254,178

Total Corporate Bonds and Notes (Cost $209,632,616)		196,437,080

Asset-Backed Securities - 2.6%

American Express Credit Account Master Trust Series 2022-4, Class A 4.950%, 10/15/27	2,145,000	2,134,255

Ford Credit Auto Owner Trust Series 2022-B, Class A4 3.930%, 08/15/27	2,353,000	2,304,254

John Deere Owner Trust Series 2022-A, Class A4 2.490%, 01/16/29	2,206,000	2,128,936

Santander Drive Auto Receivables Trust
Series 2020-4, Class D 1.480%, 01/15/27	1,033,155	1,020,406
Series 2022-7, Class B 5.950%, 01/17/28	2,100,000	2,103,264

	Principal Amount	Value

Toyota Auto Receivables Owner Trust Series 2021-B, Class A4 0.530%, 10/15/26	$923,000	$889,106

Total Asset-Backed Securities (Cost $10,579,582)		10,580,221

Mortgage-Backed Securities - 1.8%

Chase Home Lending Mortgage Trust Series Series 2024-1, Class A6 6.500%, 01/25/55[1,5]	1,477,496	1,477,549

GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ4, Class A6 2.500%, 09/25/51[1,5]	2,833,934	2,559,504
Series 2021-PJ9, Class A8 2.500%, 02/26/52[1,5]	1,603,894	1,380,042

Morgan Stanley Residential Mortgage Loan Trust Series 2024-1, Class A4 5.500%, 12/25/53[1,5]	1,763,108	1,736,258

Total Mortgage-Backed Securities (Cost $7,193,154)		7,153,353

Municipal Bonds - 4.1%

California Health Facilities Financing Authority 4.190%, 06/01/37	3,500,000	3,186,492

California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	2,280,000	2,710,271

Dallas Fort Worth International Airport, Series A 4.507%, 11/01/51	1,000,000	887,557

JobsOhio Beverage System, Series A 2.833%, 01/01/38	3,700,000	2,999,107

New Jersey Economic Development Authority, Pension Funding, Series A (National Insured) 7.425%, 02/15/29	3,300,000	3,515,407

Port Authority of New York & New Jersey 6.040%, 12/01/29	1,750,000	1,845,486

University of California, Series BI 1.697%, 05/15/29	1,200,000	1,045,344

Total Municipal Bonds (Cost $19,056,858)		16,189,664

U.S. Government and Agency Obligations - 40.8%

Fannie Mae - 15.1%

FNMA 3.500%, 02/01/35 to 02/01/51	31,056,233	28,470,120
4.000%, 07/01/44 to 06/01/49	19,040,988	17,735,219
4.500%, 05/01/48 to 06/01/49	5,752,762	5,571,299
5.000%, 05/01/50	2,534,435	2,495,730
5.500%, 11/01/52	5,968,968	5,985,090

Total Fannie Mae		60,257,458

Freddie Mac - 13.1%

FHLMC 2.000%, 03/01/36	7,193,037	6,359,346
3.000%, 04/01/51	14,669,979	12,619,470

The accompanying notes are an integral part of these financial statements.

4

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Freddie Mac - 13.1% (continued)

FHLMC 3.500%, 02/01/50	$8,159,261	$7,313,927
4.500%, 10/01/48 to 12/01/48	8,498,652	8,132,686
5.500%, 07/01/53	6,245,176	6,235,153

Freddie Mac Multifamily Structured Pass Through Certificates
Series K134, Class A2 2.243%, 10/25/31[5]	6,230,000	5,266,018

Freddie Mac REMICS
Series 5106, Class KA 2.000%, 03/25/41	4,451,607	4,026,193
Series 5297, Class DA 5.000%, 12/25/52	2,044,893	1,985,526

Total Freddie Mac		51,938,319

Ginnie Mae - 0.5%

GNMA
Series 2023-111, Class FD (SOFR + 1.000%, Cap 7.000%, Floor 1.000%), 6.333%, 08/20/53[5]	2,053,842	2,045,919

U.S. Treasury Obligations - 12.1%

U.S. Treasury Bonds 1.250%, 05/15/50	5,625,000	2,787,891
1.875%, 02/15/51	14,997,000	8,758,014
2.250%, 05/15/41	16,359,000	11,835,992
2.500%, 02/15/46	2,096,000	1,476,861
3.125%, 05/15/48	10,968,000	8,529,334
3.500%, 02/15/39	5,500,000	4,948,926

	Principal Amount	Value

U.S. Treasury Bonds 3.625%, 02/15/53	$2,010,000	$1,709,913
3.875%, 02/15/43	4,474,000	4,044,076

U.S. Treasury Notes 3.875%, 11/30/29	4,100,000	4,004,547

Total U.S. Treasury Obligations		48,095,554

Total U.S. Government and Agency Obligations (Cost $190,986,432)		162,337,250

Short-Term Investments - 5.1%

Joint Repurchase Agreements - 4.2%[7]

State of Wisconsin Investment Board, dated 06/28/24, due 07/01/24, 5.450% total to be received $16,832,736 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 10/15/25 -02/15/53, totaling $17,128,784)	16,825,095	16,825,095

Repurchase Agreements - 0.9%

Fixed Income Clearing Corp., dated 06/28/24, due 07/01/24, 5.150% total to be received $3,469,488 (collateralized by a U.S. Treasury Note, 0.125%, 04/15/25, totaling $3,537,438)	3,468,000	3,468,000

Total Short-Term Investments (Cost $20,293,095)		20,293,095

Total Investments - 103.8% (Cost $457,741,737)		412,990,663

Other Assets, less Liabilities - (3.8)%		(15,112,297)

Net Assets - 100.0%		$397,878,366

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the value of these securities amounted to $48,195,635 or 12.1% of net assets.

[2]

Some of these securities, amounting to $21,447,918 or 5.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[4]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.

[5]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[6]	Perpetuity Bond. The date shown represents the next call date.

[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury

FHLMC	Freddie Mac

FNMA	Fannie Mae

GNMA	Ginnie Mae

MTN	Medium-Term Note

National Insured	National Public Finance Guarantee Corp.

REMICS	Real Estate Mortgage Investment Conduit

SOFR	Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

5

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Corporate Bonds and Notes†	—	$196,437,080	—	$196,437,080

Asset-Backed Securities	—	10,580,221	—	10,580,221

Mortgage-Backed Securities	—	7,153,353	—	7,153,353

Municipal Bonds†	—	16,189,664	—	16,189,664

U.S. Government and Agency Obligations†	—	162,337,250	—	162,337,250

Short-Term Investments

Joint Repurchase Agreements	—	16,825,095	—	16,825,095

Repurchase Agreements	—	3,468,000	—	3,468,000

Total Investments in Securities	—	$412,990,663	—	$412,990,663

†

All corporate bonds and notes, municipal bonds and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

6

AMG GW&K Enhanced Core Bond ESG Fund Schedule of Portfolio Investments (unaudited) June 30, 2024

	Shares	Value

Short-Term Investments - 100.3%

Other Investment Companies - 100.3%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[1,2]	27,524,882	$27,524,882

Total Short-Term Investments
(Cost $27,524,882)		27,524,882

Value

Total Investments - 100.3%
(Cost $27,524,882)	$27,524,882

Other Assets, less Liabilities - (0.3)%	(89,795)

Net Assets - 100.0%	$27,435,087

[1]	Yield shown represents the June 30, 2024, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	A copy of the security’s annual report to shareholders may be obtained without charge on the SEC’s website (http://www.sec.gov).

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Short-Term Investments

Other Investment Companies	$27,524,882	—	—	$27,524,882

Total Investments in Securities	$27,524,882	—	—	$27,524,882

For the six months ended June 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K High Income Fund Schedule of Portfolio Investments (unaudited) June 30, 2024

	Shares	Value

Short-Term Investments - 100.9%

Other Investment Companies - 100.9%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[1,2]	6,746,570	$6,746,570

Total Short-Term Investments
(Cost $6,746,570)		6,746,570

Value

Total Investments - 100.9%
(Cost $6,746,570)	$6,746,570

Other Assets, less Liabilities - (0.9)%	(60,255)

Net Assets - 100.0%	$6,686,315

[1]	Yield shown represents the June 30, 2024, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	A copy of the security’s annual report to shareholders may be obtained without charge on the SEC’s website (http://www.sec.gov).

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Short-Term Investments

Other Investment Companies	$6,746,570	—	—	$6,746,570

Total Investments in Securities	$6,746,570	—	—	$6,746,570

For the six months ended June 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

8

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (unaudited) June 30, 2024

	Principal Amount	Value

Municipal Bonds - 101.8%

Alabama - 1.4%

Alabama Public School and College Authority, Series A 5.000%, 11/01/34	$7,500,000	$8,335,789

County of Jefferson 5.250%, 10/01/49	5,810,000	6,214,269

Total Alabama		14,550,058

Arizona - 1.3%

Arizona Board of Regents 5.000%, 08/01/31	3,400,000	3,818,486

City of Glendale 5.000%, 07/01/36	4,920,000	5,694,528

Maricopa County Industrial Development Authority, Series D, 5.000%, 12/01/40[1]	2,150,000	2,312,981
5.000%, 12/01/41[1]	1,000,000	1,069,430

Total Arizona		12,895,425

California - 6.0%

California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/31	900,000	920,352

City of Los Angeles Department of Airports, Series C 5.000%, 05/15/30	5,515,000	5,948,709

Los Angeles Unified School District, Series A 5.000%, 07/01/33	6,500,000	7,546,486

San Francisco City & County Airport Commission, San Francisco International Airport, Series A, 5.000%, 05/01/32	3,000,000	3,243,987
5.000%, 05/01/34	5,010,000	5,285,475
5.000%, 05/01/35	5,800,000	6,116,595

State of California, 5.000%, 09/01/29	4,075,000	4,216,245
5.000%, 09/01/33	5,000,000	5,819,366
5.000%, 09/01/35	5,000,000	5,807,067
5.000%, 09/01/35	2,500,000	2,922,564
5.000%, 10/01/36	5,000,000	5,772,007

The Regents of the University of California, Series BV 5.000%, 05/15/40	6,000,000	6,878,773

Total California		60,477,626

Colorado - 0.5%

Colorado Health Facilities Authority, Series A 5.000%, 08/01/33	4,260,000	4,549,625

Connecticut - 4.0%

Connecticut State Health & Educational Facilities Authority, 5.000%, 07/01/31	6,205,000	6,630,588
5.000%, 07/01/33	2,750,000	2,933,407
5.000%, 07/01/34	3,100,000	3,305,190

	Principal Amount	Value

State of Connecticut Special Tax Obligation, Transportation Infrastructure, Series A 5.000%, 01/01/30	$10,180,000	$10,741,120

State of Connecticut Special Tax Obligation, Transportation Infrastructure, Series B 5.000%, 10/01/35	7,500,000	7,960,262

State of Connecticut, Series A 5.000%, 01/15/31	7,650,000	8,392,510

Total Connecticut		39,963,077

District of Columbia - 1.8%

District of Columbia, Series A 5.000%, 06/01/30	6,020,000	6,203,090

District of Columbia, Series B 5.000%, 06/01/31	5,080,000	5,430,109

District of Columbia, Series C 5.000%, 12/01/34	6,000,000	6,878,146

Total District of Columbia		18,511,345

Florida - 4.6%

Escambia County Health Facilities Authority 5.000%, 08/15/37	6,000,000	6,161,132

Florida Development Finance Corp. 4.000%, 11/15/33	10,000,000	10,301,652

Florida Housing Finance Corp., Series 3, (GNMA FNMA FHLMC) 4.500%, 07/01/44	5,000,000	5,006,804

Florida’s Turnpike Enterprise, Department of Transportation, Series C 5.000%, 07/01/28	7,075,000	7,294,040

Lee Memorial Health System, Series A1 5.000%, 04/01/34	3,145,000	3,333,419

Orange County Health Facilities Authority, Series A 5.000%, 10/01/31	4,525,000	4,648,858

State Board of Administration Finance Corp., Series A 5.526%, 07/01/34	10,000,000	10,060,965

Total Florida		46,806,870

Illinois - 8.3%

Chicago O’Hare International Airport, Senior Lien, Series A, 5.000%, 01/01/35	5,010,000	5,411,719
5.000%, 01/01/36	10,050,000	10,448,865
5.000%, 01/01/38	5,500,000	5,693,573

Illinois Finance Authority, Series A, 4.000%, 08/15/37	5,910,000	5,961,248
5.000%, 04/01/34	3,500,000	4,050,521

Illinois Finance Authority, Series B 5.000%, 04/01/35[1]	2,970,000	3,426,730

The accompanying notes are an integral part of these financial statements.

9

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Illinois - 8.3% (continued)

Illinois State Toll Highway Authority, Senior Revenue, Series A, 5.000%, 01/01/30	$10,110,000	$10,862,701
5.000%, 12/01/31	9,735,000	9,910,054
5.000%, 01/01/36	3,000,000	3,469,878

State of Illinois, Series A 5.250%, 03/01/37	8,500,000	9,441,958

State of Illinois, Series B, 5.000%, 05/01/34	10,000,000	10,964,664
5.250%, 05/01/42	2,000,000	2,217,584
5.250%, 05/01/45	2,000,000	2,185,262

Total Illinois		84,044,757

Indiana - 0.9%

Indiana Finance Authority, Series 1 5.000%, 10/01/29	3,555,000	3,889,639

Indiana Finance Authority, Series A 5.000%, 02/01/32	5,000,000	5,595,679

Total Indiana		9,485,318

Iowa - 1.6%

Iowa Finance Authority, State Revolving Fund Green Bond 5.000%, 08/01/30	15,025,000	15,809,995

Kentucky - 1.3%

Kentucky State Property & Building Commission, Series A 5.000%, 11/01/29	3,010,000	3,248,751

Kentucky State Property & Building Commission, Series B 5.000%, 11/01/29	4,000,000	4,317,277

Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc. 5.000%, 10/01/29	5,505,000	5,615,160

Total Kentucky		13,181,188

Louisiana - 1.7%

Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/40	2,750,000	3,016,332
5.000%, 07/01/42	11,500,000	12,501,322

State of Louisiana, Series A 5.000%, 09/01/30	2,000,000	2,133,204

Total Louisiana		17,650,858

Maryland - 3.9%

Maryland State Transportation Authority 5.000%, 07/01/33	6,350,000	7,020,196

State of Maryland, Department of Transportation, 5.000%, 10/01/28	12,365,000	12,811,229
5.000%, 09/01/29	12,205,000	12,880,483

State of Maryland, State & Local Facilities Loan of 2019, 1st Series 5.000%, 03/15/30	6,000,000	6,519,636

Total Maryland		39,231,544

	Principal Amount	Value

Massachusetts - 3.4%

Commonwealth of Massachusetts, Series A, 5.000%, 03/01/32	$11,355,000	$12,887,416
5.000%, 03/01/35	4,710,000	5,481,201

Massachusetts Bay Transportation Authority, Series A, 5.000%, 07/01/38	5,000,000	5,696,950
5.000%, 07/01/39	4,730,000	5,370,442

Massachusetts Development Finance Agency 5.250%, 07/01/48	4,250,000	4,552,411

Total Massachusetts		33,988,420

Michigan - 0.8%

Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/29	3,500,000	3,596,931

Wayne County Airport Authority, Series A, 5.000%, 12/01/37	2,285,000	2,527,881
5.000%, 12/01/39	1,800,000	1,976,250

Total Michigan		8,101,062

Nebraska - 0.6%

Omaha Public Power District, Series B, 5.000%, 02/01/36[1]	3,000,000	3,440,992
5.000%, 02/01/37[1]	2,000,000	2,281,505

Total Nebraska		5,722,497

New Jersey - 6.4%

New Jersey Economic Development Authority, Series A 5.250%, 11/01/40	7,000,000	7,774,156

New Jersey Economic Development Authority, Series SSS, 5.250%, 06/15/36	3,000,000	3,470,708
5.250%, 06/15/37	2,000,000	2,301,961

New Jersey State Turnpike Authority, Series D 5.000%, 01/01/28	6,000,000	6,144,666

New Jersey Transportation Trust Fund Authority, Series A, 5.250%, 06/15/41	2,700,000	3,020,480
5.250%, 06/15/42	2,500,000	2,785,788

New Jersey Transportation Trust Fund Authority, Series B, 5.000%, 06/15/30	6,255,000	6,823,241
5.000%, 06/15/31	7,615,000	8,410,366
5.000%, 06/15/32	5,750,000	6,346,476
5.000%, 06/15/33	6,000,000	6,617,706

New Jersey Transportation Trust Fund Authority, Series BB 4.000%, 06/15/37	3,000,000	3,049,241

New Jersey Turnpike Authority, Series C 5.000%, 01/01/45[1]	4,000,000	4,365,641

South Jersey Transportation Authority, 5.000%, 11/01/39	1,150,000	1,233,310
5.000%, 11/01/41	2,565,000	2,730,244

Total New Jersey		65,073,984

The accompanying notes are an integral part of these financial statements.

10

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

New Mexico - 0.8%

New Mexico Finance Authority, Series A 5.000%, 06/15/30	$7,500,000	$8,268,068

New York - 20.0%

City of New York 5.000%, 08/01/34	5,000,000	5,739,629

City of New York, Series B-1 5.000%, 08/01/32	3,000,000	3,403,810

City of New York, Series C, 5.000%, 08/01/33	1,500,000	1,656,094
5.000%, 08/01/34	3,250,000	3,586,630

City of New York, Series D 5.000%, 04/01/32	7,705,000	8,704,489

City of New York, Series L-5 5.000%, 04/01/33	6,500,000	7,243,206

Long Island Power Authority 5.000%, 09/01/35	5,030,000	5,386,750

Metropolitan Transportation Authority, Green Bond, Series B 5.000%, 11/15/27	14,225,000	14,973,601

Metropolitan Transportation Authority, Series F 5.000%, 11/15/28	4,760,000	4,844,327

New York City Municipal Water Finance Authority, Series 2 5.000%, 06/15/36	4,000,000	4,759,430

New York City Transitional Finance Authority Building Aid Revenue, Series S-3, (State Aid Withholding) 5.000%, 07/15/31	5,080,000	5,399,015

New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1, 5.000%, 05/01/40	2,500,000	2,790,333
5.000%, 05/01/41	3,000,000	3,329,407

New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 5.000%, 02/01/37	7,000,000	7,761,461

New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1, 5.000%, 11/01/31	2,500,000	2,802,061
5.000%, 11/01/32	4,000,000	4,478,366
5.000%, 02/01/39	4,000,000	4,435,463

New York State Dormitory Authority 4.000%, 05/01/39	2,000,000	2,004,200

New York State Dormitory Authority, Series A, 5.000%, 03/15/31	7,670,000	8,226,149
5.000%, 03/15/32	3,000,000	3,340,642
5.000%, 03/15/33	3,200,000	3,610,182
5.000%, 03/15/40	5,250,000	5,938,216
5.000%, 03/15/41	9,340,000	10,507,808

New York State Dormitory Authority, Series E 5.000%, 03/15/32	8,410,000	8,525,005

New York State Thruway Authority, Series K 5.000%, 01/01/31	4,430,000	4,458,248

	Principal Amount	Value

New York State Urban Development Corp. 5.000%, 03/15/32	$7,000,000	$7,763,688

New York Transportation Development Corp., 4.000%, 10/31/41	1,250,000	1,126,394
4.000%, 10/31/46	1,500,000	1,293,000
5.000%, 12/01/30	1,000,000	1,088,639
5.000%, 12/01/31	1,100,000	1,197,842
5.000%, 12/01/32	1,450,000	1,578,767
5.000%, 12/01/33	1,000,000	1,088,767
5.000%, 12/01/36	10,000,000	10,710,587
5.250%, 06/30/49	5,000,000	5,222,923
6.000%, 06/30/54	3,000,000	3,294,688

New York Transportation Development Corp. (AGM) 5.000%, 06/30/49	2,000,000	2,073,033

Port Authority of New York & New Jersey, Series 221 5.000%, 07/15/32	6,545,000	6,988,293

Triborough Bridge & Tunnel Authority 5.000%, 11/15/33	3,970,000	4,555,731

Triborough Bridge & Tunnel Authority, Series C, 5.000%, 11/15/35	2,000,000	2,290,570
5.000%, 11/15/36[1]	12,000,000	13,835,460

Total New York		202,012,904

North Carolina - 2.1%

County of Union Enterprise System Revenue, 1.750%, 06/01/34	3,300,000	2,590,934
1.750%, 06/01/35	4,225,000	3,261,148
1.850%, 06/01/36	4,315,000	3,301,055
2.125%, 06/01/40	3,350,000	2,447,208

North Carolina Turnpike Authority, Series A, (AGM) 5.000%, 01/01/58	9,000,000	9,504,209

Total North Carolina		21,104,554

Ohio - 1.1%

Ohio Housing Finance Agency, Series A, (GNMA FNMA FHLMC) 4.350%, 09/01/44	2,995,000	3,003,671

Ohio State General Obligation, Series T 5.000%, 05/01/30	5,000,000	5,244,586

Ohio Water Development Authority Water Pollution Control Loan Fund, Series B 5.000%, 06/01/35	2,500,000	2,886,814

Total Ohio		11,135,071

Pennsylvania - 3.2%

Allegheny County Airport Authority, Series A, 5.000%, 01/01/31	1,350,000	1,446,747

5.000%, 01/01/32	2,215,000	2,374,285

Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	7,910,000	8,348,367

The accompanying notes are an integral part of these financial statements.

11

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Pennsylvania - 3.2% (continued)

Hospitals & Higher Education Facilities Authority of Philadelphia, (AGM) 4.000%, 07/01/38	$2,500,000	$2,504,075
4.000%, 07/01/39	2,000,000	1,986,465

Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/35	3,000,000	3,282,432
5.750%, 06/30/48	6,000,000	6,501,881

Pennsylvania Turnpike Commission, Series A 5.000%, 12/01/33	5,000,000	5,665,022

Total Pennsylvania		32,109,274

Rhode Island - 0.5%

Rhode Island Health and Educational Building Corp. 5.250%, 05/15/49	4,300,000	4,583,435

South Carolina - 1.2%

Richland County School District No 2, Series A, (South Carolina School District) 2.000%, 03/01/38	6,190,000	4,698,445
2.000%, 03/01/39	10,080,000	7,407,100

Total South Carolina		12,105,545

Tennessee - 0.6%

City of Chattanooga Electric System Revenue 2.000%, 09/01/39	8,925,000	6,510,467

Texas - 12.2%

City of Corpus Christi Utility System, Junior Lien Revenue Improvement 5.000%, 07/15/29	3,125,000	3,327,993

City of Houston Airport System, Series A, 4.000%, 07/01/35	1,100,000	1,089,810
4.000%, 07/01/36	1,100,000	1,091,890
5.000%, 07/01/34	2,835,000	3,038,031

City of San Antonio Electric & Gas Systems, Series A, 5.000%, 02/01/31	10,715,000	11,906,752
5.000%, 02/01/34	5,460,000	6,235,563
5.000%, 02/01/35	3,000,000	3,424,780
5.000%, 02/01/37	3,010,000	3,314,293
5.000%, 02/01/38	2,985,000	3,273,238

City of San Antonio TX Electric & Gas Systems Revenue, Series A, 5.000%, 02/01/35	1,000,000	1,154,839
5.000%, 02/01/36	1,000,000	1,152,060

County of Harris Toll Road First Lien, Series A 5.000%, 08/15/34	5,000,000	5,729,744

County of Harris TX Toll Road Revenue, Series A 5.000%, 08/15/36	4,000,000	4,616,391

Denton Independent School District, (PSF-GTD) 5.000%, 08/15/33	5,000,000	5,756,633
5.000%, 08/15/35	3,000,000	3,460,654

Lamar Consolidated Independent School District 5.000%, 02/15/34	7,965,000	9,037,031

	Principal Amount	Value

Leander Independent School District, (PSF-GTD) 5.000%, 02/15/32	$6,795,000	$7,674,634

Lower Colorado River Authority 5.000%, 05/15/31	6,000,000	6,671,195

North Texas Municipal Water District Water System Revenue Refunding and Improvement 5.000%, 09/01/29	7,350,000	7,601,957

North Texas Tollway Authority, 2nd Tier, Series B, 5.000%, 01/01/31	2,000,000	2,031,845
5.000%, 01/01/32	3,010,000	3,122,673

North Texas Tollway Authority, Series A 5.250%, 01/01/38	4,500,000	5,070,579

Prosper Independent School District, Series A, (PSF-GTD) 1.750%, 02/15/34	3,565,000	2,815,385
1.750%, 02/15/35	5,155,000	3,992,391

State of Texas, Series A 5.000%, 10/01/29	5,000,000	5,095,744

Texas Private Activity Bond Surface Transportation Corp., 5.500%, 06/30/41	1,000,000	1,079,686
5.500%, 06/30/42	1,000,000	1,077,747
5.500%, 06/30/43	1,000,000	1,075,433

Texas Private Activity Bond Surface Transportation Corp., Series A, 4.000%, 12/31/37	5,000,000	5,015,999
4.000%, 12/31/38	3,735,000	3,731,742

Total Texas		123,666,712

Utah - 2.8%

Intermountain Power Agency, 5.000%, 07/01/33	3,500,000	3,970,362
5.000%, 07/01/34	3,500,000	3,973,777
5.000%, 07/01/35	3,250,000	3,674,848

Intermountain Power Agency, Series A 5.000%, 07/01/34	5,250,000	5,881,035

Salt Lake City Corp. Airport Revenue, Series A, 5.000%, 07/01/29	3,450,000	3,598,557
5.000%, 07/01/30	6,585,000	6,875,041

Total Utah		27,973,620

Virginia - 1.5%

Virginia College Building Authority 5.000%, 02/01/33	8,250,000	9,478,616

Virginia Small Business Financing Authority, 4.000%, 01/01/37	3,000,000	3,013,387
4.000%, 01/01/38	3,000,000	2,998,403

Total Virginia		15,490,406

Washington - 4.0%

Energy Northwest, Series A 5.000%, 07/01/35	8,000,000	9,213,234

Port of Seattle, Series C 5.000%, 08/01/31	5,000,000	5,386,838

The accompanying notes are an integral part of these financial statements.

12

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Washington - 4.0% (continued)

State of Washington School Improvements, Series C 5.000%, 02/01/28	$7,370,000	$7,558,271

State of Washington, Series B 5.000%, 08/01/31	4,680,000	4,823,852

State of Washington, Series R 5.000%, 07/01/31	9,975,000	10,041,564

Washington Health Care Facilities Authority, Series A 5.000%, 08/01/38	3,270,000	3,452,230

Total Washington		40,475,989

West Virginia - 1.6%

West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/48	5,250,000	5,963,077

West Virginia Parkways Authority, 5.000%, 06/01/37	1,750,000	1,940,079
5.000%, 06/01/38	2,000,000	2,200,467
5.000%, 06/01/39	5,150,000	5,634,143

Total West Virginia		15,737,766

	Principal Amount	Value

Wisconsin - 1.7%

State of Wisconsin Transportation, Series 2 5.000%, 07/01/29	$10,405,000	$10,935,814

State of Wisconsin, Series 2 5.000%, 05/01/35	5,000,000	5,767,616

Total Wisconsin		16,703,430

Total Municipal Bonds (Cost $1,057,250,789)		1,027,920,890

Short-Term Investments - 0.6%

Repurchase Agreements - 0.6%

Fixed Income Clearing Corp., dated 06/28/24, due 07/01/24, 5.150% total to be received $6,464,773 (collateralized by a U.S. Treasury Note, 0.125%, 04/15/25, totaling $6,591,308)	6,462,000	6,462,000

Total Short-Term Investments (Cost $6,462,000)		6,462,000

Total Investments - 102.4% (Cost $1,063,712,789)		1,034,382,890

Other Assets, less Liabilities - (2.4)%		(24,471,602)

Net Assets - 100.0%		$1,009,911,288

[1] All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at June 30, 2024, amounted to $30,732,739, or 3.0% of net assets.		FNMA	Fannie Mae
		GNMA	Ginnie Mae
AGM	Assured Guaranty Municipal Corp.	PSF-GTD	Permanent School Fund Guaranteed
FHLMC	Freddie Mac

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Municipal Bonds†	—	$1,027,920,890	—	$1,027,920,890

Short-Term Investments

Repurchase Agreements	—	6,462,000	—	6,462,000

Total Investments in Securities	—	$1,034,382,890	—	$1,034,382,890

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

13

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (unaudited) June 30, 2024

	Principal Amount	Value

Municipal Bonds - 98.7%

Alabama - 1.5%

County of Jefferson Sewer Revenue 5.500%, 10/01/53	$2,750,000	$2,976,075

California - 5.1%

California Municipal Finance Authority, 5.000%, 05/15/43	2,515,000	2,581,734
5.000%, 05/15/48	3,855,000	3,924,426

California Municipal Finance Authority, Series A 4.000%, 02/01/51	1,260,000	1,141,013

Riverside County Transportation Commission, Series C 4.000%, 06/01/47	2,870,000	2,740,562

Total California		10,387,735

Colorado - 5.4%

Colorado Health Facilities Authority, Series A 5.000%, 08/01/44	4,185,000	4,309,193

Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	5,395,000	6,611,481

Total Colorado		10,920,674

Connecticut - 2.0%

Connecticut State Health & Educational Facilities Authority, 4.000%, 07/01/40	2,845,000	2,743,571
4.000%, 07/01/42	1,465,000	1,371,276

Total Connecticut		4,114,847

Florida - 12.1%

Brevard County Health Facilities Authority, Series A 5.000%, 04/01/47	1,000,000	1,046,969

City of Tampa, Series B 5.000%, 07/01/50	2,065,000	2,124,634

County of Miami-Dade Florida Seaport Department, Series 1, (AGM) 4.000%, 10/01/45	2,730,000	2,547,302

County of Miami-Dade Florida Seaport Department, Series A 5.250%, 10/01/52	1,260,000	1,331,297

Escambia County Health Facilities Authority 4.000%, 08/15/50	5,065,000	4,460,873

Florida Development Finance Corp., 4.000%, 02/01/52	2,515,000	1,906,808
5.000%, 02/01/52	1,675,000	1,595,454

Florida Housing Finance Corp., Series 3, (GNMA FNMA FHLMC) 4.750%, 07/01/54	2,000,000	2,000,492

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	4,185,000	3,760,938

	Principal Amount	Value

Miami Beach Health Facilities Authority 4.000%, 11/15/46	$4,185,000	$3,973,443

Total Florida		24,748,210

Illinois - 7.1%

Chicago O’Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	3,000,000	3,035,073

Metropolitan Pier & Exposition Authority, 4.000%, 06/15/52	2,515,000	2,327,249
5.000%, 06/15/50	4,185,000	4,324,753

State of Illinois 5.750%, 05/01/45	2,515,000	2,731,548

State of Illinois, Series A 4.000%, 03/01/40	1,000,000	969,619

State of Illinois, Series B 5.250%, 05/01/47	1,000,000	1,084,792

Total Illinois		14,473,034

Massachusetts - 3.3%

Massachusetts Development Finance Agency, 4.000%, 07/01/51	4,340,000	3,659,236
5.250%, 07/01/52	2,795,000	2,984,923

Total Massachusetts		6,644,159

Minnesota - 1.1%

Duluth Economic Development Authority, Series A 5.000%, 02/15/48	2,140,000	2,163,970

Nebraska - 2.5%

Central Plains Energy Project #3, Series A 5.000%, 09/01/42	4,655,000	5,060,614

New Jersey - 6.8%

New Jersey Transportation Trust Fund Authority, Series AA 4.000%, 06/15/50	1,675,000	1,594,935

South Jersey Transportation Authority, 4.625%, 11/01/47	1,680,000	1,711,734
5.250%, 11/01/52	3,770,000	4,007,453

Tobacco Settlement Financing Corp., Series A, 5.000%, 06/01/46	2,095,000	2,139,695
5.250%, 06/01/46	2,755,000	2,848,316

Tobacco Settlement Financing Corp., Series B 5.000%, 06/01/46	1,500,000	1,513,721

Total New Jersey		13,815,854

New York - 13.6%

Metropolitan Transportation Authority, Series 1, 4.750%, 11/15/45	1,660,000	1,703,452
5.000%, 11/15/50	1,000,000	1,041,546
5.250%, 11/15/55	2,530,000	2,661,005

New York State Dormitory Authority, Series A, 4.000%, 07/01/47	1,675,000	1,606,398
4.000%, 07/01/52	1,775,000	1,663,963

The accompanying notes are an integral part of these financial statements.

14

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

New York - 13.6% (continued)

New York Transportation Development Corp., 4.000%, 04/30/53	$5,790,000	$4,804,913
5.000%, 12/01/41	2,185,000	2,288,911
5.500%, 06/30/54	1,500,000	1,589,906
5.625%, 04/01/40	4,000,000	4,349,672
6.000%, 04/01/35	2,500,000	2,825,560
6.000%, 06/30/54	2,000,000	2,196,459

Suffolk Regional Off-Track Betting Co. 5.750%, 12/01/44	1,000,000	1,041,569

Total New York		27,773,354

Ohio - 0.5%

Ohio Housing Finance Agency, Series A, (GNMA FNMA FHLMC) 4.550%, 09/01/49	1,000,000	1,003,533

Pennsylvania - 9.8%

Allegheny County Airport Authority, Series A 5.000%, 01/01/51	4,185,000	4,310,530

Montgomery County Higher Education and Health Authority, Series B 5.000%, 05/01/52	3,980,000	4,109,707

Pennsylvania Economic Development Financing Authority 5.250%, 06/30/53	5,025,000	5,212,917

Pennsylvania Turnpike Commission, Series A 4.000%, 12/01/50	1,065,000	996,948

Philadelphia Authority for Industrial Development 5.250%, 11/01/52	5,185,000	5,436,757

Total Pennsylvania		20,066,859

Rhode Island - 4.7%

Rhode Island Health and Educational Building Corp., 5.250%, 05/15/49	2,000,000	2,131,830
5.250%, 05/15/54	4,500,000	4,775,165

Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/40	2,755,000	2,770,224

Total Rhode Island		9,677,219

South Carolina - 3.0%

Richland County School District No 2, Series A, (South Carolina School District) 1.875%, 03/01/38	8,290,000	6,083,090

Tennessee - 5.2%

City of Chattanooga Electric 2.000%, 09/01/40	7,710,000	5,473,874

Knox County Health Educational & Housing Facility Board, Series 1, (BAM) 5.125%, 07/01/54	1,900,000	2,004,845

Knox County Health Educational & Housing Facility Board, Series A1, (BAM) 5.500%, 07/01/54	1,000,000	1,087,484

	Principal Amount	Value

Metropolitan Government Nashville & Davidson County Health & Educational Facilities 5.250%, 05/01/53	$2,000,000	$2,126,789

Total Tennessee		10,692,992

Texas - 6.0%

Central Texas Regional Mobility Authority, Series B 4.000%, 01/01/51	1,000,000	953,853

Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	7,800,000	7,955,241
5.500%, 12/31/58	1,120,000	1,214,259

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	2,055,000	2,045,674

Total Texas		12,169,027

Virginia - 6.4%

Lynchburg Economic Development Authority 4.000%, 01/01/55	1,260,000	1,176,586

Virginia Small Business Financing Authority, 4.000%, 01/01/39	2,515,000	2,485,092
4.000%, 01/01/40	2,515,000	2,457,915
5.000%, 12/31/47	2,145,000	2,219,828
5.000%, 12/31/49	2,095,000	2,122,305
5.000%, 12/31/52	2,655,000	2,684,415

Total Virginia		13,146,141

Washington - 0.5%

Washington State Housing Finance Commission 5.500%, 07/01/49	1,000,000	1,072,392

West Virginia - 1.5%

West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/53	2,625,000	2,960,547

Wisconsin - 0.6%

Public Finance Authority, Series A 5.000%, 06/01/41[1]	1,250,000	1,265,139

Total Municipal Bonds (Cost $212,022,431)		201,215,465

Short-Term Investments - 0.2%

Repurchase Agreements - 0.2%

Fixed Income Clearing Corp., dated 06/28/24, due 07/01/24, 5.150% total to be received $271,116 (collateralized by a U.S. Treasury Note, 0.125%, 04/15/25, totaling $276,477)	271,000	271,000

Total Short-Term Investments (Cost $271,000)		271,000

Total Investments - 98.9% (Cost $212,293,431)		201,486,465

Other Assets, less Liabilities - 1.1%		2,318,461

Net Assets - 100.0%		$203,804,926

The accompanying notes are an integral part of these financial statements.

15

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the value of this security amounted to $1,265,139 or 0.6% of net assets.

BAM FHLMC FNMA GNMA	Build America Mutual Assurance Co. Freddie Mac Fannie Mae Ginnie Mae

AGM  Assured Guaranty Municipal Corp.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2024:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds†	—	$201,215,465	—	$201,215,465

Short-Term Investments

Repurchase Agreements	—	271,000	—	271,000

Total Investments in Securities	—	$201,486,465	—	$201,486,465

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

16

Statement of Assets and Liabilities (unaudited) June 30, 2024

	AMG GW&K ESG Bond Fund	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K High Income Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund
Assets:

Investments at value[1] (including securities on loan valued at $21,447,918, $0, $0, $0, and $0, respectively)	$412,990,663	$27,524,882	$6,746,570	$1,034,382,890	$201,486,465

Cash	533	—	—	965	931

Receivable for investments sold	—	—	—	4,649,076	—

Receivable for delayed delivery investments sold	—	—	—	—	637,605

Interest receivables	3,551,890	60,423	14,158	13,445,102	2,708,715

Securities lending income receivable	4,976	197	286	—	—

Receivable for Fund shares sold	137,809	34,559	—	819,557	77,841

Receivable from affiliate	11,920	37,065	14,545	51,118	15,506

Prepaid expenses and other assets	29,658	—	—	41,983	18,284

Total assets	416,727,449	27,657,126	6,775,559	1,053,390,691	204,945,347

Liabilities:

Payable upon return of securities loaned	16,825,095	—	—	—	—

Payable for investments purchased	1,610,249	—	—	11,067,102	—

Payable for delayed delivery investments purchased	—	—	—	30,592,532	610,890

Payable for Fund shares repurchased	156,049	164,162	54,254	1,347,727	365,428

Due to custodian	—	5,598	—	—	—

Accrued expenses:

Investment advisory and management fees	75,827	8,382	2,366	172,866	76,144

Administrative fees	49,452	4,192	910	124,270	25,381

Distribution fees	—	820	—	2,391	680

Shareholder service fees	56,689	1,286	1,357	42,160	8,727

Other	75,722	37,599	30,357	130,355	53,171

Total liabilities	18,849,083	222,039	89,244	43,479,403	1,140,421

Commitments and Contingencies (Notes 2 & 5)

Net Assets	$397,878,366	$27,435,087	$6,686,315	$1,009,911,288	$203,804,926

[1] Investments at cost	$457,741,737	$27,524,882	$6,746,570	$1,063,712,789	$212,293,431

The accompanying notes are an integral part of these financial statements.

17

Statement of Assets and Liabilities (continued)

	AMG GW&K ESG Bond Fund	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K High Income Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund

Net Assets Represent:

Paid-in capital	$490,352,097	$38,014,594	$8,407,503	$1,069,616,764	$231,856,131

Total distributable loss	(92,473,731)	(10,579,507)	(1,721,188)	(59,705,476)	(28,051,205)

Net Assets	$397,878,366	$27,435,087	$6,686,315	$1,009,911,288	$203,804,926

Class N:

Net Assets	$241,736,925	$7,517,164	$5,846,078	$11,817,511	$3,042,130

Shares outstanding	11,297,799	844,191	283,942	1,050,995	332,509

Net asset value, offering and redemption price per share	$21.40	$8.90	$20.59	$11.24	$9.15

Class I:

Net Assets	$156,141,441	$14,540,667	$840,237	$998,093,777	$200,638,529

Shares outstanding	7,296,510	1,626,543	40,837	88,242,714	22,661,569

Net asset value, offering and redemption price per share	$21.40	$8.94	$20.58	$11.31	$8.85

Class Z:

Net Assets	—	$5,377,256	—	—	$124,267

Shares outstanding	—	601,751	—	—	14,039

Net asset value, offering and redemption price per share	—	$8.94	—	—	$8.85

The accompanying notes are an integral part of these financial statements.

18

Statement of Operations (unaudited) For the six months ended June 30, 2024

	AMG GW&K ESG Bond Fund	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K High Income Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund

Investment Income:

Dividend income	—	$60,405	$14,262	—	—

Interest income	$8,423,863	782,174	306,566	$14,552,022	$4,104,387

Securities lending income	46,232	5,542	5,318	—	—

Foreign withholding tax	(6,188)	(67)	(141)	—	—

Total investment income	8,463,907	848,054	326,005	14,552,022	4,104,387

Expenses:

Investment advisory and management fees	471,616	56,955	22,233	1,066,353	466,004

Administrative fees	307,576	28,477	8,551	767,132	155,334

Distribution fees - Class N	—	11,163	—	14,199	4,218

Shareholder servicing fees - Class N	314,608	—	8,459	7,213	2,531

Shareholder servicing fees - Class I	39,604	8,763	1,159	252,871	50,904

Professional fees	41,130	7,090	7,359	54,104	26,055

Reports to shareholders	31,718	14,966	6,928	25,892	6,741

Registration fees	28,292	43,705	23,802	36,760	22,474

Custodian fees	26,565	17,821	13,472	41,733	16,394

Trustee fees and expenses	15,790	1,420	410	38,866	8,098

Transfer agent fees	11,970	2,274	914	18,566	4,001

Interest expense	—	—	—	—	349

Miscellaneous	12,449	4,676	5,012	23,843	6,255

Total expenses before offsets	1,301,318	197,310	98,299	2,347,532	769,358

Expense reimbursements	(65,389)	(86,603)	(55,202)	(334,418)	(100,374)

Fee waivers	—	(3,470)	(1,041)	—	—

Net expenses	1,235,929	107,237	42,056	2,013,114	668,984

Net investment income	7,227,978	740,817	283,949	12,538,908	3,435,403

Net Realized and Unrealized Loss:

Net realized loss on investments	(7,515,374)	(3,436,483)	(169,536)	(3,658,855)	(1,082,875)

Net change in unrealized appreciation/depreciation on investments	(1,379,102)	2,754,428	58,851	(22,375,297)	(241,610)

Net realized and unrealized loss	(8,894,476)	(682,055)	(110,685)	(26,034,152)	(1,324,485)

Net increase (decrease) in net assets resulting from operations	$(1,666,498)	$58,762	$173,264	$(13,495,244)	$2,110,918

The accompanying notes are an integral part of these financial statements.

19

Statements of Changes in Net Assets For the six months ended June 30, 2024 (unaudited) and the fiscal year ended December 31, 2023

	AMG GW&K ESG Bond Fund		AMG GW&K Enhanced Core Bond ESG Fund		AMG GW&K High Income Fund

	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$7,227,978	$13,959,156	$740,817	$1,330,094	$283,949	$758,990

Net realized loss on investments	(7,515,374)	(19,675,989)	(3,436,483)	(1,593,070)	(169,536)	(225,634)

Net change in unrealized appreciation/depreciation on investments	(1,379,102)	34,991,525	2,754,428	2,720,322	58,851	825,281

Net increase (decrease) in net assets resulting from operations	(1,666,498)	29,274,692	58,762	2,457,346	173,264	1,358,637

Distributions to Shareholders:

Class N	(4,328,571)	(8,492,938)	(274,602)	(347,751)	(252,488)	(325,482)

Class I	(2,893,513)	(5,729,614)	(601,555)	(691,238)	(118,105)	(446,846)

Class Z	—	—	(212,553)	(280,142)	—	—

Total distributions to shareholders	(7,222,084)	(14,222,552)	(1,088,710)	(1,319,131)	(370,593)	(772,328)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(28,654,508)	(72,637,330)	(12,351,626)	(768,427)	(7,131,530)	(3,839,684)

Total increase (decrease) in net assets	(37,543,090)	(57,585,190)	(13,381,574)	369,788	(7,328,859)	(3,253,375)

Net Assets:

Beginning of period	435,421,456	493,006,646	40,816,661	40,446,873	14,015,174	17,268,549

End of period	$397,878,366	$435,421,456	$27,435,087	$40,816,661	$6,686,315	$14,015,174

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

20

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2024 (unaudited) and the fiscal year ended December 31, 2023

	AMG GW&K Municipal Bond Fund		AMG GW&K Municipal Enhanced Yield Fund

	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$12,538,908	$22,827,789	$3,435,403	$7,868,751

Net realized loss on investments	(3,658,855)	(16,640,418)	(1,082,875)	(10,403,174)

Net change in unrealized appreciation/depreciation on investments	(22,375,297)	53,394,216	(241,610)	24,812,114

Net increase (decrease) in net assets resulting from operations	(13,495,244)	59,581,587	2,110,918	22,277,691

Distributions to Shareholders:

Class N	(122,045)	(240,964)	(45,882)	(109,195)

Class I	(12,430,098)	(22,338,212)	(3,397,416)	(7,709,369)

Class Z	—	—	(2,080)	(3,806)

Total distributions to shareholders	(12,552,143)	(22,579,176)	(3,445,378)	(7,822,370)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	7,270,119	(89,576,367)	(6,268,880)	(62,041,101)

Total decrease in net assets	(18,777,268)	(52,573,956)	(7,603,340)	(47,585,780)

Net Assets:

Beginning of period	1,028,688,556	1,081,262,512	211,408,266	258,994,046

End of period	$1,009,911,288	$1,028,688,556	$203,804,926	$211,408,266

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

21

AMG GW&K ESG Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$21.85	$21.11	$24.88	$28.12	$27.14	$25.49

Income (loss) from Investment Operations:

Net investment income[1,2]	0.37	0.63	0.44	0.44	0.90	0.94

Net realized and unrealized gain (loss) on investments	(0.45)	0.75	(3.70)	(0.83)	1.03	1.85

Total income (loss) from investment operations	(0.08)	1.38	(3.26)	(0.39)	1.93	2.79

Less Distributions to Shareholders from:

Net investment income	(0.37)	(0.64)	(0.47)	(0.47)	(0.88)	(0.98)

Net realized gain on investments	—	—	(0.04)	(2.38)	(0.07)	(0.16)

Total distributions to shareholders	(0.37)	(0.64)	(0.51)	(2.85)	(0.95)	(1.14)

Net Asset Value, End of Period	$21.40	$21.85	$21.11	$24.88	$28.12	$27.14

Total Return[2,3]	(0.35)%[4]	6.69%	(13.17)%	(1.29)%	7.34%	11.10%

Ratio of net expenses to average net assets	0.68%[5]	0.68%	0.68%	0.69%[6]	0.71%	0.72%[7]

Ratio of gross expenses to average net assets[8]	0.71%[5]	0.70%	0.69%	0.69%[6]	0.72%	0.73%[7]

Ratio of net investment income to average net assets[2]	3.45%[5]	2.94%	1.98%	1.71%	3.31%	3.53%

Portfolio turnover	18%[4]	27%	23%	186%	25%	20%

Net assets end of period (000’s) omitted	$241,737	$269,529	$301,028	$427,818	$555,124	$618,381

22

AMG GW&K ESG Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$21.85	$21.12	$24.89	$28.13	$27.14	$25.49

Income (loss) from Investment Operations:

Net investment income[1,2]	0.39	0.67	0.49	0.50	0.95	0.99

Net realized and unrealized gain (loss) on investments	(0.45)	0.75	(3.71)	(0.83)	1.05	1.85

Total income (loss) from investment operations	(0.06)	1.42	(3.22)	(0.33)	2.00	2.84

Less Distributions to Shareholders from:

Net investment income	(0.39)	(0.69)	(0.51)	(0.53)	(0.94)	(1.03)

Net realized gain on investments	—	—	(0.04)	(2.38)	(0.07)	(0.16)

Total distributions to shareholders	(0.39)	(0.69)	(0.55)	(2.91)	(1.01)	(1.19)

Net Asset Value, End of Period	$21.40	$21.85	$21.12	$24.89	$28.13	$27.14

Total Return[2,3]	(0.25)%[4]	6.85%	(12.99)%	(1.05)%	7.57%	11.32%

Ratio of net expenses to average net assets	0.48%[5]	0.48%	0.48%	0.49%[6]	0.50%	0.52%[7]

Ratio of gross expenses to average net assets[8]	0.51%[5]	0.50%	0.49%	0.49%[6]	0.51%	0.53%[7]

Ratio of net investment income to average net assets[2]	3.65%[5]	3.14%	2.18%	1.91%	3.52%	3.73%

Portfolio turnover	18%[4]	27%	23%	186%	25%	20%

Net assets end of period (000’s) omitted	$156,141	$165,892	$191,979	$327,121	$546,698	$605,353

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Ratio includes recapture of reimbursed fees from prior years amounting to less than 0.01% for the fiscal year ended December 31, 2021.

[7]	Includes 0.01% of extraordinary expense related to legal expense in support of an investment held in the portfolio.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

23

AMG GW&K Enhanced Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$9.15	$8.92	$10.61	$10.90	$10.15	$9.43

Income (loss) from Investment Operations:

Net investment income[1,2]	0.17	0.29	0.19	0.14	0.20	0.24

Net realized and unrealized gain (loss) on investments	(0.15)	0.22	(1.69)	(0.28)	0.75	0.73

Total income (loss) from investment operations	0.02	0.51	(1.50)	(0.14)	0.95	0.97

Less Distributions to Shareholders from:

Net investment income	(0.27)	(0.28)	(0.19)	(0.14)	(0.20)	(0.25)

Paid in capital	—	—	—	(0.01)	—	—

Total distributions to shareholders	(0.27)	(0.28)	(0.19)	(0.15)	(0.20)	(0.25)

Net Asset Value, End of Period	$8.90	$9.15	$8.92	$10.61	$10.90	$10.15

Total Return[2,3]	0.20%[4]	5.89%	(14.17)%	(1.26)%	9.41%	10.35%

Ratio of net expenses to average net assets	0.69%[5]	0.73%	0.73%	0.73%	0.73%	0.73%

Ratio of gross expenses to average net assets[6]	1.16%[5]	1.05%	1.00%	0.93%	1.06%	1.16%

Ratio of net investment income to average net assets[2]	3.78%[5]	3.20%	1.99%	1.32%	1.86%	2.43%

Portfolio turnover	24%[4]	51%	54%	86%	101%	71%

Net assets end of period (000’s) omitted	$7,517	$11,370	$10,680	$13,736	$15,794	$14,779

24

AMG GW&K Enhanced Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$9.18	$8.95	$10.65	$10.94	$10.19	$9.47

Income (loss) from Investment Operations:

Net investment income[1,2]	0.18	0.30	0.21	0.16	0.22	0.26

Net realized and unrealized gain (loss) on investments	(0.15)	0.23	(1.70)	(0.28)	0.75	0.73

Total income (loss) from investment operations	0.03	0.53	(1.49)	(0.12)	0.97	0.99

Less Distributions to Shareholders from:

Net investment income	(0.27)	(0.30)	(0.21)	(0.16)	(0.22)	(0.27)

Paid in capital	—	—	—	(0.01)	—	—

Total distributions to shareholders	(0.27)	(0.30)	(0.21)	(0.17)	(0.22)	(0.27)

Net Asset Value, End of Period	$8.94	$9.18	$8.95	$10.65	$10.94	$10.19

Total Return[2,3]	0.36%[4]	6.05%	(14.07)%	(1.07)%	9.57%	10.51%

Ratio of net expenses to average net assets	0.55%[5]	0.56%	0.56%	0.56%	0.55%	0.55%

Ratio of gross expenses to average net assets[6]	1.02%[5]	0.88%	0.83%	0.76%	0.88%	0.98%

Ratio of net investment income to average net assets[2]	3.92%[5]	3.37%	2.16%	1.49%	2.04%	2.62%

Portfolio turnover	24%[4]	51%	54%	86%	101%	71%

Net assets end of period (000’s) omitted	$14,541	$21,805	$19,890	$33,402	$27,800	$8,502

25

AMG GW&K Enhanced Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class Z	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$9.18	$8.95	$10.65	$10.93	$10.18	$9.46

Income (loss) from Investment Operations:

Net investment income[1,2]	0.18	0.31	0.21	0.17	0.22	0.27

Net realized and unrealized gain (loss) on investments	(0.14)	0.23	(1.69)	(0.27)	0.75	0.72

Total income (loss) from investment operations	0.04	0.54	(1.48)	(0.10)	0.97	0.99

Less Distributions to Shareholders from:

Net investment income	(0.28)	(0.31)	(0.22)	(0.17)	(0.22)	(0.27)

Paid in capital	—	—	—	(0.01)	—	—

Total distributions to shareholders	(0.28)	(0.31)	(0.22)	(0.18)	(0.22)	(0.27)

Net Asset Value, End of Period	$8.94	$9.18	$8.95	$10.65	$10.93	$10.18

Total Return[2,3]	0.43%[4]	6.13%	(14.00)%	(0.92)%	9.65%	10.59%

Ratio of net expenses to average net assets	0.46%[5]	0.48%	0.48%	0.48%	0.48%	0.48%

Ratio of gross expenses to average net assets[6]	0.93%[5]	0.80%	0.75%	0.68%	0.81%	0.91%

Ratio of net investment income to average net assets[2]	4.01%[5]	3.45%	2.24%	1.57%	2.11%	2.72%

Portfolio turnover	24%[4]	51%	54%	86%	101%	71%

Net assets end of period (000’s) omitted	$5,377	$7,641	$9,877	$13,712	$11,552	$10,080

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

26

AMG GW&K High Income Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$20.91	$20.11	$22.46	$22.23	$21.52	$20.04

Income (loss) from Investment Operations:

Net investment income[1,2]	0.51	0.96	0.67	0.53	0.51	0.57

Net realized and unrealized gain (loss) on investments	(0.06)	0.83	(2.20)	0.28	2.09	0.98

Total income (loss) from investment operations	0.45	1.79	(1.53)	0.81	2.60	1.55

Less Distributions to Shareholders from:

Net investment income	(0.77)	(0.99)	(0.77)	(0.53)	(0.48)	(0.07)

Net realized gain on investments	—	—	(0.05)	(0.05)	(1.41)	—

Total distributions to shareholders	(0.77)	(0.99)	(0.82)	(0.58)	(1.89)	(0.07)

Net Asset Value, End of Period	$20.59	$20.91	$20.11	$22.46	$22.23	$21.52

Total Return[2,3]	2.21%[4]	9.13%	(6.80)%	3.67%	12.16%	7.67%

Ratio of net expenses to average net assets	0.82%[5]	0.84%	0.86%[6]	0.84%	0.89%	0.89%

Ratio of gross expenses to average net assets[7]	1.81%[5]	1.48%	1.32%	1.37%	1.70%	1.87%

Ratio of net investment income to average net assets[2]	4.90%[5]	4.72%	3.22%	2.36%	2.28%	2.70%

Portfolio turnover	25%[4]	25%	74%	97%	157%	52%

Net assets end of period (000’s) omitted	$5,846	$7,061	$6,528	$8,157	$10,302	$9,638

27

AMG GW&K High Income Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended December 31,		For the fiscal period ended December 31,
Class I	June 30, 2024 (unaudited)	2023	2022	2021[8]

Net Asset Value, Beginning of Period	$20.90	$20.10	$22.45	$22.27

Income (loss) from Investment Operations:

Net investment income[1,2]	0.53	1.00	0.71	0.46

Net realized and unrealized gain (loss) on investments	(0.05)	0.83	(2.20)	0.35

Total income (loss) from investment operations	0.48	1.83	(1.49)	0.81

Less Distributions to Shareholders from:

Net investment income	(0.80)	(1.03)	(0.81)	(0.58)

Net realized gain on investments	—	—	(0.05)	(0.05)

Total distributions to shareholders	(0.80)	(1.03)	(0.86)	(0.63)

Net Asset Value, End of Period	$20.58	$20.90	$20.10	$22.45

Total Return[2,3]	2.28%[4]	9.35%	(6.63)%	3.68%[4]

Ratio of net expenses to average net assets	0.62%[5]	0.64%	0.66%[6]	0.64%[5]

Ratio of gross expenses to average net assets[7]	1.61%[5]	1.28%	1.12%	1.17%[5]

Ratio of net investment income to average net assets[2]	5.10%[5]	4.92%	3.42%	2.56%[5]

Portfolio turnover	25%[4]	25%	74%	97%

Net assets end of period (000’s) omitted	$840	$6,954	$10,740	$13,166

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Includes interest expense totaling 0.02% related to participation in the interfund lending program.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Commencement of operations was on March 15, 2021.

28

AMG GW&K Municipal Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$11.53	$11.11	$12.24	$12.45	$12.12	$11.48

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.12	0.21	0.15	0.13	0.15	0.19

Net realized and unrealized gain (loss) on investments	(0.29)	0.42	(1.10)	(0.11)	0.33	0.64

Total income (loss) from investment operations	(0.17)	0.63	(0.95)	0.02	0.48	0.83

Less Distributions to Shareholders from:

Net investment income	(0.12)	(0.21)	(0.16)	(0.13)	(0.15)	(0.19)

Net realized gain on investments	—	—	(0.02)	(0.10)	—	—

Total distributions to shareholders	(0.12)	(0.21)	(0.18)	(0.23)	(0.15)	(0.19)

Net Asset Value, End of Period	$11.24	$11.53	$11.11	$12.24	$12.45	$12.12

Total Return[2,3]	(1.46)%[4]	5.72%	(7.80)%	0.10%	4.31%	7.29%

Ratio of net expenses to average net assets	0.72%[5]	0.72%	0.72%	0.71%	0.71%	0.71%

Ratio of gross expenses to average net assets[6]	0.79%[5]	0.79%	0.78%	0.76%	0.77%	0.78%

Ratio of net investment income to average net assets[2]	2.13%[5]	1.85%	1.35%	1.01%	1.25%	1.59%

Portfolio turnover	15%[4]	29%	20%	24%	17%	18%

Net assets end of period (000’s) omitted	$11,818	$12,081	$12,972	$17,112	$18,153	$18,711

29

AMG GW&K Municipal Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$11.60	$11.18	$12.31	$12.52	$12.18	$11.54

Income (loss) from Investment Operations:

Net investment income[1,2]	0.14	0.25	0.19	0.17	0.19	0.23

Net realized and unrealized gain (loss) on investments	(0.29)	0.41	(1.11)	(0.11)	0.34	0.64

Total income (loss) from investment operations	(0.15)	0.66	(0.92)	0.06	0.53	0.87

Less Distributions to Shareholders from:

Net investment income	(0.14)	(0.24)	(0.19)	(0.17)	(0.19)	(0.23)

Net realized gain on investments	—	—	(0.02)	(0.10)	—	—

Total distributions to shareholders	(0.14)	(0.24)	(0.21)	(0.27)	(0.19)	(0.23)

Net Asset Value, End of Period	$11.31	$11.60	$11.18	$12.31	$12.52	$12.18

Total Return[2,3]	(1.30)%[4]	6.04%	(7.45)%	0.43%	4.70%	7.58%

Ratio of net expenses to average net assets	0.39%[5]	0.39%	0.39%	0.39%	0.39%	0.39%

Ratio of gross expenses to average net assets[6]	0.46%[5]	0.46%	0.45%	0.44%	0.45%	0.46%

Ratio of net investment income to average net assets[2]	2.46%[5]	2.18%	1.68%	1.33%	1.57%	1.91%

Portfolio turnover	15%[4]	29%	20%	24%	17%	18%

Net assets end of period (000’s) omitted	$998,094	$1,016,607	$1,068,290	$1,331,958	$1,287,667	$1,014,514

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

30

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$9.20	$8.56	$10.74	$10.69	$10.42	$9.69

Income (loss) from Investment Operations:

Net investment income[1,2]	0.13	0.25	0.22	0.20	0.23	0.26

Net realized and unrealized gain (loss) on investments	(0.05)	0.64	(2.17)	0.18	0.37	0.78

Total income (loss) from investment operations	0.08	0.89	(1.95)	0.38	0.60	1.04

Less Distributions to Shareholders from:

Net investment income	(0.13)	(0.25)	(0.20)	(0.19)	(0.21)	(0.25)

Net realized gain on investments	—	—	(0.03)	(0.14)	(0.12)	(0.06)

Total distributions to shareholders	(0.13)	(0.25)	(0.23)	(0.33)	(0.33)	(0.31)

Net Asset Value, End of Period	$9.15	$9.20	$8.56	$10.74	$10.69	$10.42

Total Return[2,3]	0.89%[4]	10.53%	(18.19)%	3.59%	5.95%	10.92%

Ratio of net expenses to average net assets	0.99%[5,6]	0.99%	0.99%	0.99%	0.99%	0.99%

Ratio of gross expenses to average net assets[7]	1.09%[5]	1.08%	1.07%	1.05%	1.07%	1.08%

Ratio of net investment income to average net assets[2]	2.97%[5]	2.87%	2.39%	1.85%	2.17%	2.56%

Portfolio turnover	14%[4]	24%	45%	61%	81%	40%

Net assets end of period (000’s) omitted	$3,042	$5,964	$2,955	$14,923	$5,015	$5,722

31

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$8.91	$8.30	$10.43	$10.40	$10.15	$9.45

Income (loss) from Investment Operations:

Net investment income[1,2]	0.15	0.27	0.24	0.23	0.25	0.29

Net realized and unrealized gain (loss) on investments	(0.06)	0.62	(2.09)	0.17	0.37	0.76

Total income (loss) from investment operations	0.09	0.89	(1.85)	0.40	0.62	1.05

Less Distributions to Shareholders from:

Net investment income	(0.15)	(0.28)	(0.25)	(0.23)	(0.25)	(0.29)

Net realized gain on investments	—	—	(0.03)	(0.14)	(0.12)	(0.06)

Total distributions to shareholders	(0.15)	(0.28)	(0.28)	(0.37)	(0.37)	(0.35)

Net Asset Value, End of Period	$8.85	$8.91	$8.30	$10.43	$10.40	$10.15

Total Return[2,3]	1.00%[4]	10.89%	(17.86)%	3.94%	6.31%	11.28%

Ratio of net expenses to average net assets	0.64%[5,6]	0.64%	0.64%	0.64%	0.64%	0.64%

Ratio of gross expenses to average net assets[7]	0.74%[5]	0.73%	0.72%	0.70%	0.72%	0.73%

Ratio of net investment income to average net assets[2]	3.32%[5]	3.22%	2.74%	2.20%	2.52%	2.91%

Portfolio turnover	14%[4]	24%	45%	61%	81%	40%

Net assets end of period (000’s) omitted	$200,639	$205,322	$255,928	$369,473	$323,439	$273,228

32

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class Z	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$8.91	$8.30	$10.43	$10.40	$10.15	$9.44

Income (loss) from Investment Operations:

Net investment income[1,2]	0.15	0.28	0.25	0.24	0.26	0.30

Net realized and unrealized gain (loss) on investments	(0.06)	0.61	(2.10)	0.17	0.37	0.76

Total income (loss) from investment operations	0.09	0.89	(1.85)	0.41	0.63	1.06

Less Distributions to Shareholders from:

Net investment income	(0.15)	(0.28)	(0.25)	(0.24)	(0.26)	(0.29)

Net realized gain on investments	—	—	(0.03)	(0.14)	(0.12)	(0.06)

Total distributions to shareholders	(0.15)	(0.28)	(0.28)	(0.38)	(0.38)	(0.35)

Net Asset Value, End of Period	$8.85	$8.91	$8.30	$10.43	$10.40	$10.15

Total Return[2,3]	1.03%[4]	10.95%	(17.82)%	3.99%	6.37%	11.45%

Ratio of net expenses to average net assets	0.59%[5,6]	0.59%	0.59%	0.59%	0.59%	0.59%

Ratio of gross expenses to average net assets[7]	0.69%[5]	0.68%	0.67%	0.65%	0.67%	0.68%

Ratio of net investment income to average net assets[2]	3.37%[5]	3.27%	2.79%	2.25%	2.57%	2.96%

Portfolio turnover	14%[4]	24%	45%	61%	81%	40%

Net assets end of period (000’s) omitted	$124	$123	$111	$135	$130	$120

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

33

Notes to Financial Statements (unaudited) June 30, 2024

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds, AMG Funds II (“Trust II”) and AMG Funds III (“Trust III”) (the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds: AMG GW&K Municipal Bond Fund (“Municipal Bond”), AMG GW&K Municipal Enhanced Yield Fund (“Municipal Enhanced”), Trust II: AMG GW&K Enhanced Core Bond ESG Fund (“Enhanced Core Bond ESG”) and Trust III: AMG GW&K ESG Bond Fund (“ESG Bond”) and AMG GW&K High Income Fund (“High Income”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. All Funds offer Class N shares and Class I shares; and Enhanced Core Bond ESG and Municipal Enhanced offer Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

On June 12, 2024, the Boards of Trustees of AMG Funds II and AMG Funds III approved a plan to liquidate and terminate Enhanced Core Bond ESG and High Income (the “Liquidation”) on or around September 11, 2024 (the “Liquidation Date”). In conjunction with the Liquidation, Enhanced Core Bond ESG and High Income sold their portfolio investments and invested the proceeds in cash and cash equivalents. Effective June 14, 2024, Enhanced Core Bond ESG and High Income discontinued accruing 12b-1 Distribution fees through the Liquidation Date, and effective June 17, 2024, and through the Liquidation Date, the Investment Manager waived its management fee and will waive the right to recoup any prior reimbursed expenses under Enhanced Core Bond ESG’s and High Income’s Expense Limitation Agreements. Since immediately following the close of business on June 13, 2024, Enhanced Core Bond ESG and High Income no longer accept investments, except for investments made through existing asset allocation programs investing in Enhanced Core Bond ESG and High Income, and shares purchased pursuant to automatic investment programs, such as automatic investments through 401(k) plans and reinvestments of any dividends and distributions.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or,

if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Boards of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants

34

Notes to Financial Statements (continued)

at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Interest income on foreign securities is recorded gross of any withholding tax. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income, if any, will normally be declared and paid monthly by the Funds. Fund distributions resulting from realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to redemptions in kind for Enhanced Core Bond ESG, High Income and Municipal Enhanced. There were no permanent differences for ESG Bond or Municipal Bond. Temporary differences are primarily due to wash sale loss deferrals for ESG Bond and Municipal Enhanced and premium amortization on callable bonds for ESG Bond. Enhanced Core Bond ESG, High Income and Municipal Bond had no temporary differences.

At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Depreciation

ESG Bond	$457,741,737	$2,406,987	$(47,158,061)	$(44,751,074)

Enhanced Core Bond ESG	27,524,882	—	—	—

High Income	6,746,570	—	—	—

Municipal Bond	1,063,712,789	5,108,959	(34,438,858)	(29,329,899)

Municipal Enhanced	212,293,431	2,696,769	(13,503,735)	(10,806,966)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

35

Notes to Financial Statements (continued)

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2023, the Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

ESG Bond	$9,213,293	$30,595,067	$39,808,360

Fund	Short-Term	Long-Term	Total

Enhanced Core Bond ESG	$2,675,067	$3,874,633	$6,549,700

High Income	398,620	1,036,677	1,435,297

Municipal Bond	1,211,437	25,741,340	26,952,777

Municipal Enhanced	4,404,660	11,810,700	16,215,360

g. CAPITAL STOCK

Each of AMG Funds’ Amended and Restated Agreement and Declaration of Trust, AMG Funds II’s Amended and Restated Declaration of Trust, and AMG Funds III’s Declaration of Trust authorizes for each applicable Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. For the fiscal year ended December 31, 2023, Municipal Enhanced delivered securities, and cash in connection with redemptions in-kind transactions in the amount of $46,736,183 for subscriptions in-kind to AMG GW&K Municipal Enhanced SMA Shares, an affiliated fund, and a related party. For the purposes of U.S. GAAP, the transactions were treated as sales of securities and the resulting gain or loss was recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized.

For the six months ended June 30, 2024 (unaudited) and the fiscal year ended December 31, 2023, the capital stock transactions by class for the Funds were as follows:

	ESG Bond				Enhanced Core Bond ESG
	June 30, 2024		December 31, 2023		June 30, 2024		December 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	233,326	$5,004,534	502,045	$10,618,434	51,840	$465,722	384,052	$3,446,741

Shares issued in reinvestment of distributions	200,184	4,270,980	395,272	8,384,556	25,076	223,137	32,277	287,738

Shares redeemed	(1,472,770)	(31,593,566)	(2,817,229)	(59,923,434)	(475,535)	(4,260,195)	(370,741)	(3,342,409)

Net increase (decrease)	(1,039,260)	$(22,318,052)	(1,919,912)	$(40,920,444)	(398,619)	$(3,571,336)	45,588	$392,070

Class I:

Shares sold	644,818	$13,853,438	1,156,432	$24,647,398	258,879	$2,342,986	1,011,926	$9,000,136

Shares issued in reinvestment of distributions	129,567	2,764,575	259,536	5,507,823	65,832	588,259	74,147	663,551

Shares redeemed	(1,070,182)	(22,954,469)	(2,914,785)	(61,872,107)	(1,072,672)	(9,636,926)	(933,098)	(8,401,244)

Net increase (decrease)	(295,797)	$(6,336,456)	(1,498,817)	$(31,716,886)	(747,961)	$(6,705,681)	152,975	$1,262,443

Class Z:

Shares sold	—	—	—	—	61,586	$553,423	143,285	$1,297,193

Shares issued in reinvestment of distributions	—	—	—	—	23,188	207,028	30,302	271,456

Shares redeemed	—	—	—	—	(315,335)	(2,835,060)	(444,712)	(3,991,589)

Net decrease	—	—	—	—	(230,561)	$(2,074,609)	(271,125)	$(2,422,940)

	High Income				Municipal Bond
	June 30, 2024		December 31, 2023		June 30, 2024		December 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	17,155	$357,564	80,767	$1,656,985	351,551	$3,984,094	418,863	$4,709,065

Shares issued in reinvestment of distributions	11,802	244,102	15,456	314,368	9,290	104,922	18,635	207,971

Shares redeemed	(82,697)	(1,710,885)	(83,177)	(1,699,230)	(357,567)	(4,054,495)	(556,927)	(6,183,058)

Net increase (decrease)	(53,740)	$(1,109,219)	13,046	$272,123	3,274	$34,521	(119,429)	$(1,266,022)

36

Notes to Financial Statements (continued)

	High Income					Municipal Bond
	June 30, 2024		December 31, 2023			June 30, 2024		December 31, 2023

	Shares	Amount	Shares	Amount		Shares	Amount	Shares	Amount

Class I:

Shares sold	37,655	$784,917	58,087	$1,187,228		13,066,061	$149,467,439	37,373,757	$421,157,504

Shares issued in reinvestment of distributions	5,683	118,105	21,980	446,846		826,135	9,381,871	1,488,315	16,699,309

Shares redeemed	(335,188)	(6,925,333)	(281,706)	(5,745,881)		(13,292,312)	(151,613,712)	(46,781,942)	(526,167,158)

Net increase (decrease)	(291,850)	$(6,022,311)	(201,639)	$(4,111,807)		599,884	$7,235,598	(7,919,870)	$(88,310,345)

	Municipal Enhanced
	June 30, 2024		December 31, 2023

	Shares	Amount	Shares	Amount

Class N:

Shares sold	779,629	$7,072,813	1,862,046	$16,341,115

Shares issued in reinvestment of distributions	2,834	25,706	8,269	72,921

Shares redeemed	(1,098,349)	(10,025,108)	(1,567,017)	(13,721,798)

Net increase (decrease)	(315,886)	$(2,926,589)	303,298	$2,692,238

Class I:

Shares sold	3,499,842	$30,963,142	14,554,470	$124,614,205

Shares issued in reinvestment of distributions	139,893	1,228,430	330,028	2,811,647

Shares redeemed	(4,023,359)	(35,535,943)	(22,667,440)	(192,162,997)	[1]

Net decrease	(383,624)	$(3,344,371)	(7,782,942)	$(64,737,145)

Class Z:

Shares issued in reinvestment of distributions	236	$2,080	448	$3,806

Net increase	236	$2,080	448	$3,806

1 Includes redemption in-kind in the amount of $46,736,183.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2024, the market value of Repurchase Agreements outstanding for ESG Bond, Municipal Bond and Municipal Enhanced was $20,293,095, $6,462,000 and $271,000, respectively.

i. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each Fund’s Schedule of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as an investment in

37

Notes to Financial Statements (continued)

securities and a forward sale commitment in the Fund’s Statement of Assets and Liabilities. For financial reporting purposes, the Fund does offset the receivable and payable for delayed delivery investments purchased and sold. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

During the six months ended June 30, 2024, Municipal Enhanced entered into securities transactions on a delayed delivery or when issued basis. At June 30, 2024, there were no delayed delivery or when issued securities.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into investment advisory agreements under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Boards and, in certain circumstances, shareholders, the subadviser(s) for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC (“GW&K”), who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2024, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

ESG Bond	0.23%

Enhanced Core Bond ESG	0.30%

High Income	0.39%

Municipal Bond	0.21%[1]

on first $25 million	0.35%

on next $25 million	0.30%

on next $50 million	0.25%

on balance over $100 million	0.20%

Municipal Enhanced	0.45%

1 The rate shown is the effective rate as of June 30, 2024.

The fee paid to GW&K for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least May 1, 2025, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of ESG Bond, Enhanced Core Bond ESG, High Income,

Municipal Bond, and Municipal Enhanced to the annual rate of 0.43%, 0.48%, 0.59%, 0.34%, and 0.59%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Boards, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the six months ended June 30, 2024, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

ESG Bond	$65,389	—

Enhanced Core Bond ESG	86,603	—

High Income	55,202	—

Municipal Bond	334,418	—

Municipal Enhanced	100,374	—

At June 30, 2024, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	ESG Bond	Municipal Bond	Municipal Enhanced

Less than 1 year	$51,752	$719,840	$230,878

1-2 years	86,383	748,215	217,440

2-3 years	107,311	717,835	217,680

Total	$245,446	$2,185,890	$665,998

Effective June 17, 2024, for Enhanced Core Bond ESG and High Income the Investment Manager waived its management fee and right to recoup any prior reimbursed expenses under Enhanced Core Bond ESG’s and High Income’s Expense Limitation Agreements. For the six months ended June 30, 2024, the investment management fees for Enhanced Core Bond ESG and High Income were reduced by $3,470 and $1,041, respectively, or 0.02% of average daily net assets.

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder

38

Notes to Financial Statements (continued)

services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, Enhanced Core Bond ESG, Municipal Bond and Municipal Enhanced may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of Enhanced Core Bond ESG, Municipal Bond and Municipal Enhanced average daily net assets attributable to the Class N shares. The portion of payments made under the plan by Class N shares of Enhanced Core Bond ESG, Municipal Bond and Municipal Enhanced for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For each of Class N and Class I shares of ESG Bond, High Income, Municipal Bond, and Municipal Enhanced, and for Enhanced Core Bond ESG’s Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2024, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

ESG Bond

Class N	0.25%	0.25%

Class I	0.05%	0.05%

Enhanced Core Bond ESG

Class I	0.10%	0.08%

High Income

Class N	0.25%	0.25%

Class I	0.05%	0.05%

Municipal Bond

Class N	0.15%	0.13%

Class I	0.05%	0.05%

Municipal Enhanced

Class N	0.15%	0.15%

Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2024, the Funds had no interfund loans outstanding. The Funds did not lend during the six months ended June 30, 2024.

The following Fund utilized the interfund loan program during the six months ended June 30, 2024 as follows:

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Municipal Enhanced	$2,049,864	1	$349	6.215%

39

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2024, were as follows:

	Long Term Securities

Fund	Purchases	Sales

ESG Bond	$53,194,626	$79,762,186

Enhanced Core Bond ESG	4,654,271	24,631,119

High Income	2,497,584	16,060,393

Municipal Bond	204,995,847	150,809,183

Municipal Enhanced	28,026,669	33,262,651

Purchases and sales of U.S. Government Obligations for the six months ended June 30, 2024 were as follows:

	U.S. Government Obligations

Fund	Purchases	Sales

ESG Bond	$18,371,458	$21,734,426

Enhanced Core Bond ESG	3,215,725	22,537,734

4. PORTFOLIO SECURITIES LOANED

The Funds, except Municipal Bond and Municipal Enhanced, participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable by a Fund at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2024, was as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

ESG Bond	$21,447,918	$16,825,095	$5,491,355	$22,316,450

The following table summarizes the securities received as collateral for securities lending at June 30, 2024:

Fund	Collateral Type	Coupon Range	Maturity Date Range

ESG Bond	U.S. Treasury Obligations	0.125%-5.250%	10/15/24-05/15/52

5. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) price fluctuations.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies.

Management Risk: Because the Funds are actively managed investment portfolios, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that GW&K’s investment techniques and risk analysis will produce the desired result.

Municipal Market Risk: Factors unique to the municipal bond market may negatively affect the value of the Funds’ investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. The Funds may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent certain Funds have substantial holdings within a particular sector, the risks associated with that sector increase. A portion of certain Funds’ assets may be invested in fixed income securities that would tend to respond similarly to particular economic or political developments or the interest on which is based on revenues or otherwise related to similar types of projects. An example would be securities of issuers whose revenues are paid from similar types of projects, such as health care (including hospitals), utilities, or transportation.

Debt Securities Risk: The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its

40

Notes to Financial Statements (continued)

obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Interest Rate Risk: Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Funds may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Funds.

Credit and Counterparty Risk: The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.

Prepayment Risk: A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

Extension Risk: During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

Asset-Backed and Mortgage-Backed Securities Risk: Investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.

U.S. Government Securities Risk: Obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

High Yield Risk: Below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

ESG Investing Risk: Because applying a Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, a Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect a Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact a Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by GW&K or any judgment exercised by GW&K will improve the financial performance of a Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or GW&K’s assessment of a company’s ESG practices may change over time. GW&K’s evaluation of a company also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third party data providers. Different methodologies may be used by the various issuers and third party sources that provide ESG data, and such ESG data often lacks standardization, consistency and transparency.

6. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. RISKS ASSOCIATED WITH HIGH YIELD SECURITIES

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2024:

41

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

ESG Bond

State of Wisconsin Investment Board	$16,825,095	—	$16,825,095	$16,825,095	—

Fixed Income Clearing Corp.	3,468,000	—	3,468,000	3,468,000	—

Total	$20,293,095	—	$20,293,095	$20,293,095	—

Municipal Bond

Fixed Income Clearing Corp.	$6,462,000	—	$6,462,000	$6,462,000	—

Municipal Enhanced

Fixed Income Clearing Corp.	$271,000	—	$271,000	$271,000	—

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

42

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended June 30, 2024, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended June 30, 2024, is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended June 30, 2024.

Trustee fees and expenses

AMG GW&K ESG Bond Fund	$15,790

AMG GW&K Enhanced Core Bond ESG Fund	1,420

AMG GW&K High Income Fund	410

AMG GW&K Municipal Bond Fund	38,866

AMG GW&K Municipal Enhanced Yield Fund	8,098

43

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, AMG GW&K ESG Bond Fund, and AMG GW&K High Income Fund: Approval of Investment Management and Subadvisory Agreements on June 12, 2024

At an in-person meeting held on June 12, 2024, the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds, AMG Funds II, and AMG Funds III (each, a “Trust” and collectively, the “Trusts”), and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) and AMG Funds for each of AMG GW&K Municipal Enhanced Yield Fund and AMG GW&K Municipal Bond Fund, and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016; the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds II for AMG GW&K Enhanced Core Bond ESG Fund, and separately each of Amendment No. 1 thereto, Amendment No. 2 thereto dated July 1, 2015, and Amendment No. 3 thereto dated October 1, 2016; and the Fund Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds III for AMG GW&K ESG Bond Fund and AMG GW&K High Income Fund, and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreements”); and (ii) the Subadvisory Agreement with respect to each of AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, AMG GW&K ESG Bond Fund, and AMG GW&K High Income Fund (each, a “Fund,” and collectively, the “Funds”), as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with GW&K Investment Management, LLC, the Funds’ subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreements and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Funds, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 12, 2024 meeting and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreements and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreements and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreements and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreements and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

44

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of each Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both a Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources, and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG GW&K Municipal Enhanced Yield Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024, was below, below, below, and above, respectively, the median performance of the Peer Group and above, below, below, and below, respectively, the performance of the Fund Benchmark, the Bloomberg U.S. Municipal Bond BAA Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent outperformance relative to the Fund Benchmark and longer-term underperformance relative to the Fund Benchmark and the Peer Group. The Trustees also took into account the fact that Class I shares of the Fund ranked in the top percentile relative to the Peer Group for the 2023 calendar year and in the top decile relative to the Peer Group for the 2020 and 2019 calendar years. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Municipal Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year, and 10-year periods ended March 31, 2024, was below, below, below, and above, respectively, the median performance of the Peer Group and above, below, below, and below, respectively, the performance of the Fund Benchmark, the Bloomberg 10-Year Municipal Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent outperformance relative to the Fund Benchmark and longer-term underperformance relative to the Fund Benchmark and the Peer Group. The Trustees also took into account the fact that Class I shares of the Fund ranked in the top third relative to its Peer Group for the 10-year period and that the Fund ranked in the top half of its Peer Group for the 2022 and 2023 calendar years. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Enhanced Core Bond ESG Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund with that inception date) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024, was below the median performance of the Peer Group and above, below, above, and below, respectively, the performance of the Fund Benchmark, the Bloomberg U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Peer Group and more recent outperformance relative to the Fund Benchmark. The Trustees also took into account management’s recommendation to liquidate the Fund effective on or around September 11, 2024, which was approved by the Board.

With respect to AMG GW&K ESG Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024, was below, above, above, and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Bloomberg U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance relative to the Fund Benchmark and longer-term outperformance relative to the Peer Group. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective March 19, 2021, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees considered management’s discussion that the Fund’s performance has been in line with management’s expectations since the current Subadviser assumed subadvisory responsibilities. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K High Income Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024, was below, below, above, and below, respectively, the median performance of the Peer Group and below, below, above, and below, respectively, the performance of the Fund Benchmark, the Bloomberg U.S. High Yield 1-5 Year Ba Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance relative to the Peer Group and the Fund Benchmark and the fact that Class N shares of the Fund ranked in the top quintile relative to its Peer Group for the 5-year period. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective December 4, 2020,

45

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees also took into account management’s recommendation to liquidate the Fund effective on or around September 11, 2024, which was approved by the Board.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 12, 2024 meeting and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under each Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under each Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from these relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Municipal Enhanced Yield Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were rated in the High and the Above Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.59%. The Board also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Bond Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were rated in the Below Average and the Low rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.34%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Enhanced Core Bond ESG Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were rated in the Average and the Above Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.48%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and select competitors, and the Fund’s small size relative to its peer universe. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted

46

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K ESG Bond Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were rated in the Below Average and the Average rating level, respectively, of the Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.43%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K High Income Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were rated in the Below Average and the Average rating level, respectively, of the Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.59%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

PROPOSED LIQUIDATION OF AMG GW&K ENHANCED CORE BOND ESG FUND AND AMG GW&K HIGH INCOME FUND

The Trustees also considered and approved a proposal by management to liquidate AMG GW&K Enhanced Core Bond ESG Fund and AMG GW&K High Income Fund on or around September 11, 2024. The Trustees noted that, although such proposal was approved by the Trustees, renewal of the Investment Management Agreements and Subadvisory Agreements relating to such Funds needed to be considered since the terms of such agreements otherwise would have expired prior to July 1, 2024.

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under each Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 12, 2024, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

47

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

Systematica Investments Limited, acting as general partner of Systematica Investments LP

wealth.amg.com	063024	SAR088

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2024

AMG Renaissance Large Cap Growth Fund
Class N: MRLTX	Class I: MRLSX	Class Z: MRLIX

wealth.amg.com	063024	SAR024

AMG Funds Semi-Annual Report — June 30, 2024 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Portfolio Investments	2

Statement of Assets and Liabilities	4
Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	6
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	7
Detail of changes in assets for the past two fiscal periods

Financial Highlights	8
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	11
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	17

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	18

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Renaissance Large Cap Growth Fund Schedule of Portfolio Investments (unaudited) June 30, 2024

	Shares	Value

Common Stocks - 99.2%

Communication Services - 6.7%

Alphabet, Inc., Class A	18,632	$3,393,819

Meta Platforms, Inc., Class A	6,222	3,137,257

Netflix, Inc.*	3,922	2,646,879

Total Communication Services		9,177,955

Consumer Discretionary - 12.4%

Airbnb, Inc., Class A*	16,416	2,489,158

Amazon.com, Inc.*	18,800	3,633,100

Lowe’s Cos., Inc.	9,717	2,142,210

Lululemon Athletica, Inc. (Canada)*	5,018	1,498,877

Marriott International, Inc., Class A	9,565	2,312,530

O’Reilly Automotive, Inc.*	2,213	2,337,061

Royal Caribbean Cruises, Ltd.*	15,571	2,482,484

Total Consumer Discretionary		16,895,420

Consumer Staples - 3.3%

BJ’s Wholesale Club Holdings, Inc.*	26,845	2,358,065

Target Corp.	14,758	2,184,774

Total Consumer Staples		4,542,839

Energy - 1.6%

EOG Resources, Inc.	17,704	2,228,403

Financials - 10.7%

Arch Capital Group, Ltd. (Bermuda)*	24,141	2,435,586

Everest Group, Ltd. (Bermuda)	5,205	1,983,209

Fiserv, Inc.*	15,857	2,363,327

Mastercard, Inc., Class A	5,029	2,218,594

PayPal Holdings, Inc.*	26,577	1,542,263

Visa, Inc., Class A1	8,438	2,214,722

WEX, Inc.*	10,631	1,883,175

Total Financials		14,640,876

Health Care - 15.0%

Cencora, Inc.	10,172	2,291,752

Chemed Corp.	4,203	2,280,464

Danaher Corp.	9,332	2,331,600

HCA Healthcare, Inc.	7,268	2,335,063

ICON PLC (Ireland)*	7,358	2,306,512

McKesson Corp.	4,093	2,390,476

The Cigna Group	6,569	2,171,514

Thermo Fisher Scientific, Inc.	3,456	1,911,168

Vertex Pharmaceuticals, Inc.*	5,099	2,390,003

Total Health Care		20,408,552

Industrials - 12.9%

Cintas Corp.	3,463	2,425,000

	Shares	Value

Ferguson PLC (United Kingdom)	11,337	$2,195,410

Honeywell International, Inc.	11,554	2,467,241

Illinois Tool Works, Inc.	7,296	1,728,860

Lincoln Electric Holdings, Inc.	9,417	1,776,423

Quanta Services, Inc.	8,842	2,246,664

Waste Management, Inc.	11,877	2,533,839

WW Grainger, Inc.	2,478	2,235,751

Total Industrials		17,609,188

Information Technology - 33.2%

Adobe, Inc.*	3,747	2,081,608

Amphenol Corp., Class A	39,020	2,628,777

Apple, Inc.	21,170	4,458,825

Applied Materials, Inc.	13,406	3,163,682

Broadcom, Inc.	2,148	3,448,679

Cadence Design Systems, Inc.*	7,842	2,413,376

Gartner, Inc.*	5,172	2,322,538

KLA Corp.	3,905	3,219,712

Lam Research Corp.	2,832	3,015,655

Microsoft Corp.	9,744	4,355,081

Motorola Solutions, Inc.	7,172	2,768,751

PTC, Inc.*	13,233	2,404,039

QUALCOMM, Inc.	11,341	2,258,900

Roper Technologies, Inc.	4,108	2,315,515

salesforce.com, Inc.	7,643	1,965,015

ServiceNow, Inc.*	3,155	2,481,944

Total Information Technology		45,302,097

Materials - 3.4%

Ecolab, Inc.	10,165	2,419,270

The Sherwin-Williams Co.	7,272	2,170,183

Total Materials		4,589,453

Total Common Stocks (Cost $85,408,274)		135,394,783

Short-Term Investments - 0.8%

Other Investment Companies - 0.8%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.19%[2]	457,937	457,937

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[2]	686,905	686,905

Total Short-Term Investments (Cost $1,144,842)		1,144,842

Total Investments - 100.0% (Cost $86,553,116)		136,539,625

Other Assets, less Liabilities - (0.0)%#		(18,890)

Net Assets - 100.0%		$136,520,735

The accompanying notes are an integral part of these financial statements.

2

AMG Renaissance Large Cap Growth Fund Schedule of Portfolio Investments (continued)

*	Non-income producing security.

#	Less than (0.05)%.

[1]

Some of this security, amounting to $2,192,412 or 1.6% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Yield shown represents the June 30, 2024, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2024:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$135,394,783	—	—	$135,394,783

Short-Term Investments

Other Investment Companies	1,144,842	—	—	1,144,842

Total Investments in Securities	$136,539,625	—	—	$136,539,625

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

3

Statement of Assets and Liabilities (unaudited) June 30, 2024

AMG Renaissance Large Cap Growth Fund

Assets:

Investments at value[1] (including securities on loan valued at $2,192,412)	$136,539,625

Dividend and interest receivables	60,840

Securities lending income receivable	193

Receivable for Fund shares sold	20,846

Receivable from affiliate	11,090

Prepaid expenses and other assets	26,886

Total assets	136,659,480

Liabilities:

Payable for Fund shares repurchased	5,157

Accrued expenses:

Investment advisory and management fees	53,692

Administrative fees	16,676

Distribution fees	13,767

Shareholder service fees	7,228

Other	42,225

Total liabilities	138,745

Commitments and Contingencies (Notes 2 & 6)

Net Assets	$136,520,735

[1] Investments at cost	$86,553,116

The accompanying notes are an integral part of these financial statements.

4

Statement of Assets and Liabilities (continued)

AMG Renaissance Large Cap Growth Fund

Net Assets Represent:

Paid-in capital	$76,133,770

Total distributable earnings	60,386,965

Net Assets	$136,520,735

Class N:

Net Assets	$67,609,248

Shares outstanding	3,684,105

Net asset value, offering and redemption price per share	$18.35

Class I:

Net Assets	$43,785,253

Shares outstanding	2,350,597

Net asset value, offering and redemption price per share	$18.63

Class Z:

Net Assets	$25,126,234

Shares outstanding	1,376,128

Net asset value, offering and redemption price per share	$18.26

The accompanying notes are an integral part of these financial statements.

5

Statement of Operations (unaudited) For the six months ended June 30, 2024

AMG Renaissance Large Cap Growth Fund

Investment Income:

Dividend income	$509,052

Securities lending income	1,187

Total investment income	510,239

Expenses:

Investment advisory and management fees	325,611

Administrative fees	101,126

Distribution fees - Class N	83,777

Shareholder servicing fees - Class N	28,819

Shareholder servicing fees - Class I	15,063

Registration fees	22,420

Professional fees	20,761

Custodian fees	13,048

Reports to shareholders	11,678

Transfer agent fees	7,892

Trustee fees and expenses	5,007

Interest expense	2,190

Miscellaneous	4,723

Total expenses before offsets	642,115

Expense reimbursements	(67,313)

Expense reductions	(1,076)

Net expenses	573,726

Net investment loss	(63,487)

Net Realized and Unrealized Gain:

Net realized gain on investments	9,665,251

Net change in unrealized appreciation/depreciation on investments	4,179,924

Net realized and unrealized gain	13,845,175

Net increase in net assets resulting from operations	$13,781,688

The accompanying notes are an integral part of these financial statements.

6

Statements of Changes in Net Assets For the six months ended June 30, 2024 (unaudited) and the fiscal year ended December 31, 2023

	AMG Renaissance Large Cap Growth Fund

	June 30, 2024	December 31, 2023

Increase in Net Assets Resulting From Operations:

Net investment income (loss)	$(63,487)	$243,832

Net realized gain on investments	9,665,251	9,073,938

Net change in unrealized appreciation/depreciation on investments	4,179,924	18,753,772

Net increase in net assets resulting from operations	13,781,688	28,071,542

Distributions to Shareholders:

Class N	—	(4,555,570)

Class I	—	(3,137,397)

Class Z	—	(1,750,282)

Total distributions to shareholders	—	(9,443,249)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(11,596,227)	12,471,195

Total increase in net assets	2,185,461	31,099,488

Net Assets:

Beginning of period	134,335,274	103,235,786

End of period	$136,520,735	$134,335,274

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

7

AMG Renaissance Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$16.61	$14.28	$18.41	$15.31	$13.01	$10.48

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.02)	0.01	0.03	0.00 [3,4]	0.01	0.06

Net realized and unrealized gain (loss) on investments	1.76	3.55	(3.16)	4.57	3.04	3.61

Total income (loss) from investment operations	1.74	3.56	(3.13)	4.57	3.05	3.67

Less Distributions to Shareholders from:

Net investment income	—	(0.01)	(0.02)	(0.00)[3]	(0.02)	(0.08)

Net realized gain on investments	—	(1.22)	(0.98)	(1.47)	(0.73)	(1.06)

Total distributions to shareholders	—	(1.23)	(1.00)	(1.47)	(0.75)	(1.14)

Net Asset Value, End of Period	$18.35	$16.61	$14.28	$18.41	$15.31	$13.01

Total Return[2,5]	10.48%[6]	25.04%	(17.05)%	30.02%	23.54%	35.16%

Ratio of net expenses to average net assets[7]	1.00%[8,9]	1.00%	1.00%	1.00%	1.00%	1.00%[9]

Ratio of gross expenses to average net assets[10]	1.10%[8]	1.12%	1.15%	1.13%	1.19%	1.17%

Ratio of net investment income (loss) to average net assets[2]	(0.25)%[8]	0.05%	0.22%	0.00%[11]	0.10%	0.48%

Portfolio turnover	21%[6]	35%	28%	18%	28%	40%

Net assets end of period (000’s) omitted	$67,609	$65,422	$56,264	$79,490	$67,688	$63,900

8

AMG Renaissance Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$16.84	$14.46	$18.63	$15.48	$13.14	$10.58

Income (loss) from Investment Operations:

Net investment income[1,2]	0.00 [3]	0.05	0.07	0.04 [4]	0.05	0.09

Net realized and unrealized gain (loss) on investments	1.79	3.60	(3.19)	4.62	3.07	3.64

Total income (loss) from investment operations	1.79	3.65	(3.12)	4.66	3.12	3.73

Less Distributions to Shareholders from:

Net investment income	—	(0.05)	(0.07)	(0.04)	(0.05)	(0.11)

Net realized gain on investments	—	(1.22)	(0.98)	(1.47)	(0.73)	(1.06)

Total distributions to shareholders	—	(1.27)	(1.05)	(1.51)	(0.78)	(1.17)

Net Asset Value, End of Period	$18.63	$16.84	$14.46	$18.63	$15.48	$13.14

Total Return[2,5]	10.63%[6]	25.47%	(16.87)%	30.30%	23.90%	35.42%

Ratio of net expenses to average net assets[7]	0.73%[8,9]	0.73%	0.73%	0.75%	0.75%	0.75%[9]

Ratio of gross expenses to average net assets[10]	0.83%[8]	0.85%	0.88%	0.88%	0.94%	0.92%

Ratio of net investment income to average net assets[2]	0.02%[8]	0.32%	0.48%	0.25%	0.35%	0.73%

Portfolio turnover	21%[6]	35%	28%	18%	28%	40%

Net assets end of period (000’s) omitted	$43,785	$44,970	$25,585	$12,599	$9,414	$8,410

9

AMG Renaissance Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class Z	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$16.50	$14.18	$18.31	$15.22	$12.94	$10.43

Income (loss) from Investment Operations:

Net investment income[1,2]	0.01	0.06	0.09	0.06 [4]	0.06	0.10

Net realized and unrealized gain (loss) on investments	1.75	3.54	(3.16)	4.56	3.01	3.60

Total income (loss) from investment operations	1.76	3.60	(3.07)	4.62	3.07	3.70

Less Distributions to Shareholders from:

Net investment income	—	(0.06)	(0.08)	(0.06)	(0.06)	(0.13)

Net realized gain on investments	—	(1.22)	(0.98)	(1.47)	(0.73)	(1.06)

Total distributions to shareholders	—	(1.28)	(1.06)	(1.53)	(0.79)	(1.19)

Net Asset Value, End of Period	$18.26	$16.50	$14.18	$18.31	$15.22	$12.94

Total Return[2,5]	10.67%[6]	25.54%	(16.83)%	30.54%	23.90%	35.58%

Ratio of net expenses to average net assets[7]	0.66%[8,9]	0.66%	0.66%	0.66%	0.66%	0.66%[9]

Ratio of gross expenses to average net assets[10]	0.76%[8]	0.78%	0.81%	0.79%	0.85%	0.83%

Ratio of net investment income to average net assets[2]	0.09%[8]	0.39%	0.55%	0.34%	0.44%	0.82%

Portfolio turnover	21%[6]	35%	28%	18%	28%	40%

Net assets end of period (000’s) omitted	$25,126	$23,943	$21,386	$20,721	$17,068	$20,372

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $0.005 or $(0.005) per share.

[4]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.02), $0.02, and $0.04 for Class N, Class I and Class Z, respectively.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2024 and for the fiscal years ended December 31, 2023, 2022, 2021 and 2020, and 0.01% for the fiscal year ended December 31, 2019, respectively.

[8]	Annualized.

[9]	Includes interest expense of less than 0.01% for the six months ended June 30, 2024 and 0.01% for the fiscal year ended December 31, 2019 related to participation in the interfund lending program.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[11]	Less than 0.005%.

10

Notes to Financial Statements (unaudited) June 30, 2024

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Renaissance Large Cap Growth Fund (the “Fund”).

The Fund offers Class N, Class I, and Class Z shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

11

Notes to Financial Statements (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2024, the impact on the expenses and expense ratios was $1,076 and less than 0.01%, respectively.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in

December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to tax equalization utilized. Temporary differences are primarily due to wash sale loss deferrals.

At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$86,553,116	$52,305,080	$(2,318,571)	$49,986,509

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2023, the Fund had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended December 31, 2024, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

12

Notes to Financial Statements (continued)

For the six months ended June 30, 2024 (unaudited) and the fiscal year ended December 31, 2023, the capital stock transactions by class for the Fund were as follows:

	June 30, 2024		December 31, 2023

	Shares	Amount	Shares	Amount

Class N:

Shares sold	48,949	$862,395	152,280	$2,409,381

Shares issued in reinvestment of distributions	—	—	243,694	3,986,834

Shares redeemed	(304,050)	(5,444,679)	(397,378)	(6,282,365)

Net increase (decrease)	(255,101)	$(4,582,284)	(1,404)	$113,850

Class I:

Shares sold	396,087	$7,129,474	1,841,207	$28,308,530

Shares issued in reinvestment of distributions	—	—	188,381	3,125,239

Shares redeemed	(716,633)	(12,827,369)	(1,128,271)	(18,173,646)

Net increase (decrease)	(320,546)	$(5,697,895)	901,317	$13,260,123

Class Z:

Shares sold	39,372	$699,821	109,971	$1,690,410

Shares issued in reinvestment of distributions	—	—	104,585	1,699,513

Shares redeemed	(114,662)	(2,015,869)	(270,825)	(4,292,701)

Net decrease	(75,290)	$(1,316,048)	(56,269)	$(902,778)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Securities Lending Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2024, the Fund had no Repurchase Agreements outstanding.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Fund and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by The Renaissance Group LLC (“Renaissance”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Renaissance.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2024, the Fund paid an investment management fee at the following annual rates of the Fund’s average daily net assets:

on the first $50 million	0.55%

on the next $25 million	0.50%

on the next $25 million	0.45%

on balance over $100 million	0.40%

The fee paid to Renaissance for its services as subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least May 1, 2025, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with

13

Notes to Financial Statements (continued)

respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) to the annual rate of 0.66% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the six months ended June 30, 2024, the Investment Manager reimbursed the Fund $67,313, and did not recoup any previously reimbursed expenses. At June 30, 2024, the Fund’s expiration of reimbursements subject to recoupment is as follows:

Expiration Period

Less than 1 year	$125,520

1-2 years	145,484

2-3 years	148,478

Total	$419,482

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below. Effective December 31, 2022, the Investment Manager agreed, through December 31, 2023, to waive a portion of shareholder servicing fees paid by Class I as necessary to ensure the fees were limited to 0.07%. On December 31, 2023, the Investment Manager agreed to renew the waiver through December 31, 2024.

The impact on the annualized expense ratios for the six months ended June 30, 2024, was as follows:

	Maximum Annual Amount Approved	Actual Amount Incurred

Class N	0.15%	0.09%

Class I	0.15%	0.07%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2024, the Fund had no interfund loans outstanding. The Fund did not lend during the six months ended June 30, 2024.

The Fund utilized the interfund loan program during the six months ended June 30, 2024 as follows:

Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

$6,445,828	2	$2,190	6.200%

14

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2024, were $27,551,675 and $38,250,616, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2024.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2024, was as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$2,192,412	—	$2,272,893	$2,272,893

The following table summarizes the securities received as collateral for securities lending at June 30, 2024:

Collateral Type	Coupon Range	Maturity Date Range

U.S. Treasury Obligations	0.000%-5.456%	07/15/24-08/15/53

5. FUND RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy;

(ii) the overall market; or (iii) price fluctuations. Please refer to the Fund’s current prospectus for additional information about the Fund’s principal risks.

Market Risk: Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies.

Management Risk: Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that Renaissance’s investment techniques and risk analysis will produce the desired result.

Large-Capitalization Stock Risk: The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Mid-Capitalization Stock Risk: The stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Growth Stock Risk: The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

7. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4. At June 30, 2024, the Fund had no Repurchase Agreements outstanding.

15

Notes to Financial Statements (continued)

8. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

16

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended June 30, 2024, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended June 30, 2024, was $5,007, which is reflected as “Trustee fees and expenses” on the Statement of Operations. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended June 30, 2024.

17

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG Renaissance Large Cap Growth Fund: Approval of Investment Management Agreement and Subadvisory Agreement on June 12, 2024

At an in-person meeting held on June 12, 2024, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG Renaissance Large Cap Growth Fund (the “Fund”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”); and (ii) the Subadvisory Agreement with respect to the Fund, as amended at any time prior to the date of the meeting (the “Subadvisory Agreement”), with The Renaissance Group LLC, the Fund’s subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for the Fund (the “Peer Group”), performance information for the relevant benchmark index for the Fund (the “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Fund, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the

Investment Manager at the June 12, 2024 meeting and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory

Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

18

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

PERFORMANCE

The Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Fund and its discussions with the management of the Fund’s subadviser during the period regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024, was below, above, above, and below, respectively, the median performance of the Peer Group and below, above, below, and below, respectively, the performance of the Fund Benchmark, the Russell 1000 Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance relative to the Peer Group and Fund Benchmark. The Trustees also noted that the Fund ranked in the top decile relative to its Peer Group for the 3-year period and the top quartile relative to its Peer Group for the 5-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 12, 2024 meeting and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the

AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also, with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to the Fund and the resulting profitability from the relationship. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were both rated in the Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.66%. The Trustees also considered that the Investment Manager was voluntarily waiving a portion of shareholder servicing fees for Class I shares of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders.

19

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Accordingly, on June 12, 2024, the Trustees, and separately a majority of the Independent Trustees,	voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

20

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

The Renaissance Group LLC

50 East RiverCenter Boulevard

Suite 1200

Covington, KY 41011

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at wealth.amg.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at wealth.amg.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

Systematica Investments Limited, acting as general partner of Systematica Investments LP

wealth.amg.com	063024	SAR024

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2024

AMG TimesSquare Small Cap Growth Fund
Class N: TSCPX	Class I: TSQIX	Class Z: TSCIX

AMG TimesSquare Mid Cap Growth Fund

Class N: TMDPX	Class I: TQMIX	Class Z: TMDIX

AMG TimesSquare International Small Cap Fund

Class N: TCMPX	Class I: TQTIX	Class Z: TCMIX

AMG TimesSquare Emerging Markets Small Cap Fund

Class N: TQENX	Class I: TQEIX	Class Z: TQEZX

AMG TimesSquare Global Small Cap Fund

Class N: TSYNX	Class I: TSYIX	Class Z: TSYZX

wealth.amg.com	063024	SAR012

AMG Funds Semi-Annual Report — June 30, 2024 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedules of Portfolio Investments

AMG TimesSquare Small Cap Growth Fund	2

AMG TimesSquare Mid Cap Growth Fund	5

AMG TimesSquare International Small Cap Fund	8

AMG TimesSquare Emerging Markets Small Cap Fund	11

AMG TimesSquare Global Small Cap Fund	14

Statement of Assets and Liabilities	17
Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	19
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	20
Detail of changes in assets for the past two fiscal periods

Financial Highlights	22
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	37
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	46

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	47

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (unaudited) June 30, 2024

	Shares	Value

Common Stocks - 93.2%

Communication Services - 3.6%

Bumble, Inc., Class A*	110,150	$1,157,676

IAC, Inc.*	32,280	1,512,318

Integral Ad Science Holding Corp.*	214,900	2,088,828

MediaAlpha, Inc., Class A*	90,303	1,189,291

Total Communication Services		5,948,113

Consumer Discretionary - 5.3%

Boot Barn Holdings, Inc.*	11,100	1,431,123

European Wax Center, Inc., Class A*,1	94,400	937,392

Global-e Online, Ltd. (Israel)*	61,000	2,212,470

Savers Value Village, Inc.*,1	63,530	777,607

Topgolf Callaway Brands Corp.*	91,000	1,392,300

Warby Parker, Inc., Class A*	124,300	1,996,258

Total Consumer Discretionary		8,747,150

Consumer Staples - 3.0%

BJ’s Wholesale Club Holdings, Inc.*	40,000	3,513,600

Freshpet, Inc.*	11,500	1,487,985

Total Consumer Staples		5,001,585

Energy - 4.3%

Cactus, Inc., Class A1	47,700	2,515,698

Magnolia Oil & Gas Corp., Class A1	57,480	1,456,543

Matador Resources Co.	54,220	3,231,512

Total Energy		7,203,753

Financials - 8.2%

AvidXchange Holdings, Inc.*	191,440	2,308,766

Hamilton Lane, Inc., Class A	26,000	3,213,080

MVB Financial Corp.	72,000	1,342,080

PJT Partners, Inc., Class A1	8,000	863,280

Safety Insurance Group, Inc.	36,080	2,707,083

Victory Capital Holdings, Inc., Class A	69,100	3,298,143

Total Financials		13,732,432

Health Care - 14.9%

Addus HomeCare Corp.*	22,500	2,612,475

Ascendis Pharma A/S, ADR (Denmark)*	19,570	2,668,956

Certara, Inc.*	77,770	1,077,114

CG oncology, Inc.*	28,720	906,690

Day One Biopharmaceuticals, Inc.*,1	140,070	1,930,165

HealthEquity, Inc.*	23,690	2,042,078

Intra-Cellular Therapies, Inc.*	34,640	2,372,494

Krystal Biotech, Inc.*,1	6,980	1,281,807

Merus, N.V. (Netherlands)*	15,500	917,135

MoonLake Immunotherapeutics (Switzerland)*	16,910	743,533

	Shares	Value

Newamsterdam Pharma Co., N.V. (Netherlands)*	20,570	$395,150

Phreesia, Inc.*	71,100	1,507,320

Silk Road Medical, Inc.*	94,050	2,543,112

Vericel Corp.*	32,000	1,468,160

Xenon Pharmaceuticals, Inc. (Canada)*	58,920	2,297,291

Total Health Care		24,763,480

Industrials - 24.1%

ACV Auctions, Inc., Class A*	143,000	2,609,750

Applied Industrial Technologies, Inc.	8,700	1,687,800

The AZEK Co., Inc.*	58,530	2,465,869

Casella Waste Systems, Inc., Class A*	47,500	4,712,950

Comfort Systems USA, Inc.	6,300	1,915,956

Construction Partners, Inc., Class A*	29,000	1,601,090

Embraer, S.A., Sponsored ADR (Brazil)*	55,510	1,432,158

EMCOR Group, Inc.	3,000	1,095,240

Esab Corp.	32,500	3,068,975

Exponent, Inc.	19,000	1,807,280

ICF International, Inc.	13,280	1,971,549

ITT, Inc.	11,000	1,420,980

Loar Holdings, Inc.*	20,000	1,068,200

MYR Group, Inc.*	6,500	882,115

Paycor HCM, Inc.*	57,635	731,964

RBC Bearings, Inc.*	6,460	1,742,779

Regal Rexnord Corp.	22,000	2,974,840

Tetra Tech, Inc.	12,300	2,515,104

WillScot Mobile Mini Holdings Corp.*	78,000	2,935,920

WNS Holdings, Ltd. (India)*	26,370	1,384,425

Total Industrials		40,024,944

Information Technology - 27.1%

Clearwater Analytics Holdings, Inc., Class A*	150,010	2,778,185

Cohu, Inc.*	47,740	1,580,194

Credo Technology Group Holding, Ltd.*	72,000	2,299,680

CyberArk Software, Ltd. (Israel)*	16,195	4,428,037

FormFactor, Inc.*	38,000	2,300,140

HashiCorp, Inc., Class A*	26,000	875,940

Impinj, Inc.*	8,800	1,379,576

Intapp, Inc.*	36,100	1,323,787

JFrog, Ltd. (Israel)*	110,610	4,153,406

Kulicke & Soffa Industries, Inc. (Singapore)	58,230	2,864,334

MACOM Technology Solutions Holdings, Inc.*	19,000	2,117,930

Onto Innovation, Inc.*	8,700	1,910,172

PowerSchool Holdings, Inc., Class A*	88,057	1,971,596

Q2 Holdings, Inc.*	35,000	2,111,550

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 27.1%
(continued)

Silvaco Group, Inc.*	43,795	$787,434

Smartsheet, Inc., Class A*	71,000	3,129,680

Synaptics, Inc.*	28,500	2,513,700

Vertex, Inc., Class A*	116,000	4,181,800

Workiva, Inc.*	33,590	2,451,734

Total Information Technology		45,158,875

Materials - 1.1%

Avient Corp.	41,400	1,807,110

Real Estate - 1.6%

National Storage Affiliates Trust, REIT[1]	63,060	2,599,333

Total Common Stocks
(Cost $128,103,255)		154,986,775

Exchange Traded Funds - 1.5%

iShares Russell 2000 Growth ETF[1]
(Cost $2,220,034)	9,200	2,415,276

	Principal Amount

Short-Term Investments - 8.6%

Joint Repurchase Agreements - 3.3%[2]

Bethesda Securities LLC, dated 06/28/24, due 07/01/24, 5.450% total to be received $68,255 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.070%, 10/01/27 - 01/01/57, totaling $69,588)	$68,224	68,224

	Principal Amount	Value

State of Wisconsin Investment Board, dated 06/28/24, due 07/01/24, 5.450% total to be received $5,402,453 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 10/15/25 -02/15/53, totaling $5,497,469)	$5,400,000	$5,400,000

Total Joint Repurchase Agreements		5,468,224

	Shares

Other Investment Companies - 5.3%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.19%[3]	3,571,474	3,571,474

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[3]	5,357,210	5,357,210

Total Other Investment Companies		8,928,684

Total Short-Term Investments
(Cost $14,396,908)		14,396,908

Total Investments - 103.3%
(Cost $144,720,197)		171,798,959

Other Assets, less Liabilities - (3.3)%		(5,529,224)

Net Assets - 100.0%		$166,269,735

*	Non-income producing security.

[1]

Some of these securities, amounting to $11,397,291 or 6.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2024, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt

ETF  Exchange Traded Fund

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2024:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$154,986,775	—	—	$154,986,775

Exchange Traded Funds	2,415,276	—	—	2,415,276

Short-Term Investments

Joint Repurchase Agreements	—	$5,468,224	—	5,468,224

Other Investment Companies	8,928,684	—	—	8,928,684

Total Investments in Securities	$166,330,735	$5,468,224	—	$171,798,959

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (unaudited) June 30, 2024

	Shares	Value

Common Stocks - 96.5%

Communication Services - 3.2%

IAC, Inc.*	250,300	$11,726,555

Pinterest, Inc., Class A*	512,000	22,563,840

Take-Two Interactive Software, Inc.*	60,500	9,407,145

Total Communication Services		43,697,540

Consumer Discretionary - 9.1%

Brunswick Corp.	192,700	14,022,779

DoorDash, Inc., Class A*	127,290	13,846,606

Floor & Decor Holdings, Inc., Class A*,1	123,100	12,237,371

O’Reilly Automotive, Inc.*	30,260	31,956,376

Pool Corp.[1]	32,275	9,919,076

Ross Stores, Inc.	188,900	27,450,948

Tractor Supply Co.	50,760	13,705,200

Total Consumer Discretionary		123,138,356

Consumer Staples - 1.6%

BJ’s Wholesale Club Holdings, Inc.*	246,400	21,643,776

Energy - 3.2%

Cheniere Energy, Inc.	157,600	27,553,208

Permian Resources Corp.	951,600	15,368,340

Total Energy		42,921,548

Financials - 6.6%

Brown & Brown, Inc.	127,800	11,426,598

Interactive Brokers Group, Inc., Class A	126,714	15,535,137

RenaissanceRe Holdings, Ltd. (Bermuda)	103,700	23,177,987

TPG, Inc.	550,120	22,802,474

WEX, Inc.*	86,980	15,407,637

Total Financials		88,349,833

Health Care - 17.1%

Argenx SE, ADR (Netherlands)*	30,550	13,137,722

Ascendis Pharma A/S, ADR (Denmark)*	102,700	14,006,226

Cencora, Inc.	147,500	33,231,750

Charles River Laboratories International, Inc.*	39,443	8,148,135

Chemed Corp.	42,925	23,290,246

Dexcom, Inc.*	214,800	24,354,024

Encompass Health Corp.	182,100	15,622,359

ICON PLC (Ireland)*,1	56,600	17,742,402

IDEXX Laboratories, Inc.*	44,600	21,729,120

Legend Biotech Corp., ADR *,1	357,392	15,828,892

Repligen Corp.*	72,770	9,173,386

Stevanato Group S.P.A. (Italy)[1]	471,726	8,651,455

Veeva Systems, Inc., Class A*	140,285	25,673,558

Total Health Care		230,589,275

	Shares	Value

Industrials - 20.4%

AMETEK, Inc.	108,600	$18,104,706

Carlisle Cos., Inc.	39,800	16,127,358

Cintas Corp.	54,400	38,094,144

Copart, Inc.*	186,900	10,122,504

EMCOR Group, Inc.	64,330	23,485,596

Equifax, Inc.	76,389	18,521,277

GFL Environmental, Inc. (Canada)	265,504	10,336,071

KBR, Inc.	103,400	6,632,076

Nordson Corp.	35,100	8,141,094

Regal Rexnord Corp.	106,100	14,346,842

Rockwell Automation, Inc.	48,815	13,437,793

Saia, Inc.*	34,320	16,277,633

Verisk Analytics, Inc., Class A	125,293	33,772,728

Waste Connections, Inc. (Canada)	177,475	31,122,016

Watsco, Inc.	37,100	17,186,204

Total Industrials		275,708,042

Information Technology - 30.9%

Amphenol Corp., Class A	474,800	31,987,276

Aspen Technology, Inc.*	60,700	12,056,841

Bentley Systems, Inc., Class B1	339,000	16,733,040

Crowdstrike Holdings, Inc., Class A*	114,400	43,836,936

CyberArk Software, Ltd. (Israel)*	88,295	24,141,619

Elastic, N.V.*	152,895	17,416,269

Gartner, Inc.*	69,925	31,400,521

HashiCorp, Inc., Class A*	480,700	16,194,783

HubSpot, Inc.*	42,400	25,007,096

Marvell Technology, Inc.	220,560	15,417,144

Microchip Technology, Inc.	238,800	21,850,200

Monolithic Power Systems, Inc.	34,000	27,937,120

Nice, Ltd., Sponsored ADR (Israel)*	99,320	17,080,060

Palo Alto Networks, Inc.*	49,757	16,868,121

Samsara, Inc., Class A*	345,800	11,653,460

Smartsheet, Inc., Class A*	377,300	16,631,384

Synopsys, Inc.*	18,835	11,207,955

Teradyne, Inc.	185,900	27,567,111

Tyler Technologies, Inc.*	37,100	18,653,138

Universal Display Corp.	47,064	9,895,206

Vertex, Inc., Class A*	108,700	3,918,635

Total Information Technology		417,453,915

Materials - 2.2%

Martin Marietta Materials, Inc.	31,900	17,283,420

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 2.2% (continued)

RPM International, Inc.	110,900	$11,941,712

Total Materials		29,225,132

Real Estate - 2.2%

CoStar Group, Inc.*	210,400	15,599,056

CubeSmart, REIT	323,500	14,612,495

Total Real Estate		30,211,551

Total Common Stocks
(Cost $820,530,142)		1,302,938,968

	Principal Amount
Short-Term Investments - 3.8%

Joint Repurchase Agreements - 0.3%[2]

Bethesda Securities LLC, dated 06/28/24, due 07/01/24, 5.450% total to be received $110,436 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.070%, 10/01/27 - 01/01/57, totaling $112,594)	$110,386	110,386

State of Wisconsin Investment Board, dated 06/28/24, due 07/01/24, 5.450% total to be received $4,001,817 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 10/15/25 -02/15/53, totaling $4,072,199)	4,000,000	4,000,000

Total Joint Repurchase Agreements		4,110,386

	Shares	Value

Other Investment Companies - 3.5%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.19%[3]	18,665,397	$18,665,397

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[3]	27,998,095	27,998,095

Total Other Investment Companies		46,663,492

Total Short-Term Investments
(Cost $50,773,878)		50,773,878

Total Investments - 100.3%
(Cost $871,304,020)		1,353,712,846

Other Assets, less Liabilities - (0.3)%		(3,576,275)

Net Assets - 100.0%		$1,350,136,571

*	Non-income producing security.

[1]

Some of these securities, amounting to $25,499,001 or 1.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2024, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR  American Depositary Receipt

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2024:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$1,302,938,968	—	—	$1,302,938,968

Short-Term Investments

Joint Repurchase Agreements	—	$4,110,386	—	4,110,386

Other Investment Companies	46,663,492	—	—	46,663,492

Total Investments in Securities	$1,349,602,460	$4,110,386	—	$1,353,712,846

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (unaudited) June 30, 2024

	Shares	Value

Common Stocks - 97.4%

Communication Services - 6.1%

Auto Trader Group PLC (United Kingdom)[1]	258,220	$2,599,029

Baltic Classifieds Group PLC (Lithuania)	244,770	737,270

CAR Group Ltd. (Australia)	54,884	1,284,953

Hemnet Group AB (Sweden)	27,100	816,395

Internet Initiative Japan, Inc. (Japan)	94,230	1,395,916

IPSOS S.A. (France)	22,210	1,399,114

Kadokawa Corp. (Japan)	34,410	554,296

Total Communication Services		8,786,973

Consumer Discretionary - 9.6%

ABC-Mart, Inc. (Japan)	65,900	1,156,548

Arcos Dorados Holdings, Inc., Class A (Uruguay)	193,320	1,739,880

CIE Automotive, S.A. (Spain)	34,717	961,429

Dalata Hotel Group PLC (Ireland)	496,566	2,116,368

Games Workshop Group PLC (United Kingdom)	9,420	1,268,768

Goldwin, Inc. (Japan)	16,390	897,636

JUMBO SA (Greece)	72,230	2,079,295

KOMEDA Holdings Co., Ltd. (Japan)[2]	118,910	2,010,822

Samsonite International, S.A. (United States)[1]	569,660	1,697,980

Total Consumer Discretionary		13,928,726

Consumer Staples - 7.8%

Kobe Bussan Co., Ltd. (Japan)	66,588	1,483,312

Rohto Pharmaceutical Co., Ltd. (Japan)	134,750	2,821,065

Sugi Holdings Co., Ltd. (Japan)	34,501	474,119

Tate & Lyle PLC (United Kingdom)	380,274	2,874,612

Viscofan, S.A. (Spain)	56,014	3,672,406

Total Consumer Staples		11,325,514

Energy - 2.6%

Pason Systems, Inc. (Canada)	94,130	1,268,094

Technip Energies, N.V. (France)	112,340	2,523,879

Total Energy		3,791,973

Financials - 13.1%

FinecoBank Banca Fineco S.P.A. (Italy)	89,853	1,335,149

Integral Corp. (Japan)	100,120	3,224,192

Nordnet AB publ (Sweden)[2]	58,317	1,222,261

Pagseguro Digital, Ltd., Class A (Brazil)*	62,920	735,535

Rakuten Bank, Ltd. (Japan)*	196,600	3,583,986

Ringkjoebing Landbobank A/S (Denmark)	18,920	3,164,839

St James’s Place PLC (United Kingdom)	162,300	1,115,302

Steadfast Group, Ltd. (Australia)	724,173	2,972,103

Topdanmark AS (Denmark)[2]	30,341	1,602,467

Total Financials		18,955,834

	Shares	Value

Health Care - 8.2%

Ambu A/S, Class B (Denmark)*,2	102,180	$1,966,784

Amplifon S.P.A. (Italy)[2]	28,765	1,022,881

Craneware PLC (United Kingdom)	74,230	2,167,569

Nakanishi, Inc. (Japan)	70,670	1,118,874

Siegfried Holding AG (Switzerland)	3,390	3,515,946

Tecan Group AG (Switzerland)[2]	6,050	2,025,644

Total Health Care		11,817,698

Industrials - 25.7%

Ag Growth International, Inc. (Canada)	24,520	941,333

ALS, Ltd. (Australia)	201,330	1,875,085

Arcadis, N.V. (Netherlands)	23,260	1,471,923

AZ-COM MARUWA Holdings, Inc. (Japan)[2]	115,410	840,713

Bodycote PLC (United Kingdom)	313,719	2,694,539

Daiei Kankyo Co., Ltd. (Japan)	150,270	2,555,306

Danieli & C Officine Meccaniche S.P.A. (Italy)	36,310	1,384,349

Diploma PLC (United Kingdom)	33,880	1,770,968

DMG Mori Co., Ltd. (Japan)	90,100	2,356,739

HD Hyundai Marine Solution Co., Ltd. (South Korea)*	1,200	113,331

Howden Joinery Group PLC (United Kingdom)	158,383	1,751,707

Interpump Group S.P.A. (Italy)	9,217	408,932

IPH, Ltd. (Australia)	326,270	1,359,571

Konecranes Oyj (Finland)	38,110	2,159,356

MEITEC Group Holdings, Inc. (Japan)	109,400	2,217,627

Nexans, S.A. (France)	16,500	1,815,958

Organo Corp. (Japan)	42,810	2,199,800

RENK Group AG (Germany)*	35,610	963,901

Rotork PLC (United Kingdom)	424,220	1,804,040

Saab AB, Class B (Sweden)[2]	89,980	2,161,756

SMS Co., Ltd. (Japan)	49,130	624,054

SPIE, S.A. (France)	58,720	2,127,451

Ventia Services Group Pty, Ltd. (Australia)	581,500	1,479,524

Total Industrials		37,077,963

Information Technology - 12.3%

Accton Technology Corp. (Taiwan)	103,540	1,762,195

Alten, S.A. (France)	3,500	385,375

Appier Group, Inc. (Japan)*	90,300	678,680

CyberArk Software, Ltd. (Israel)*	10,520	2,876,379

Finatext Holdings, Ltd. (Japan)*	155,080	888,433

Fortnox AB (Sweden)	137,800	829,009

Indra Sistemas, S.A. (Spain)	64,260	1,319,568

Keywords Studios PLC (Ireland)	32,860	960,366

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 12.3% (continued)

Nova, Ltd. (Israel)*	6,560	$1,538,517

QT Group Oyj (Finland)*,2	23,900	1,977,995

Siltronic AG (Germany)	7,200	559,927

Simplex Holdings, Inc. (Japan)	79,860	1,414,111

Socionext, Inc. (Japan)	27,540	655,276

Sopra Steria Group (France)	9,843	1,914,092

Total Information Technology		17,759,923

Materials - 5.2%

Acerinox, S.A. (Spain)	208,400	2,170,617

Huhtamaki Oyj (Finland)	47,040	1,881,182

Imdex, Ltd. (Australia)	590,900	870,611

Osisko Gold Royalties, Ltd. (Canada)[2]	167,110	2,604,280

Total Materials		7,526,690

Real Estate - 4.3%

KDX Realty Investment Corp., REIT (Japan)	2,630	2,556,535

Merlin Properties Socimi SA, REIT (Spain)[2]	136,680	1,523,469

The UNITE Group PLC, REIT (United Kingdom)	193,830	2,186,657

Total Real Estate		6,266,661

Utilities - 2.5%

Nippon Gas Co., Ltd. (Japan)	233,910	3,532,050

Total Common Stocks (Cost $117,408,699)		140,770,005

Preferred Stock - 0.6%

Industrials - 0.6%

Jungheinrich AG, 2.590% (Germany)	27,860	918,756

Total Preferred Stock

(Cost $960,571)		918,756

Rights - 0.0%

Health Care - 0.0%

Amplifon S.P.A., (Italy)*

(Cost $0)	28,765	0

	Principal Amount	Value

Short-Term Investments - 3.5%

Joint Repurchase Agreements - 2.8%[3]

Bethesda Securities LLC, dated 06/28/24, due 07/01/24, 5.450% total to be received $90,771 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.070%, 10/01/27 - 01/01/57, totaling $92,545)	$90,730	$90,730

State of Wisconsin Investment Board, dated 06/28/24, due 07/01/24, 5.450% total to be received $3,901,771 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 10/15/25 -02/15/53, totaling $3,970,394)	3,900,000	3,900,000

Total Joint Repurchase Agreements		3,990,730

	Shares

Other Investment Companies - 0.7%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.19%[4]	394,116	394,116

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[4]	591,175	591,175

Total Other Investment Companies		985,291

Total Short-Term Investments (Cost $4,976,021)		4,976,021

Total Investments - 101.5% (Cost $123,345,291)		146,664,782

Other Assets, less Liabilities - (1.5)%		(2,104,402)

Net Assets - 100.0%		$144,560,380

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the value of these securities amounted to $4,297,009 or 3.0% of net assets.

[2]

Some of these securities, amounting to $9,881,047 or 6.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[4]	Yield shown represents the June 30, 2024, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2024:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Industrials	$3,402,914	$33,675,049	—	$37,077,963

Financials	2,338,002	16,617,832	—	18,955,834

Information Technology	5,375,262	12,384,661	—	17,759,923

Consumer Discretionary	3,819,175	10,109,551	—	13,928,726

Health Care	2,167,569	9,650,129	—	11,817,698

Consumer Staples	2,874,612	8,450,902	—	11,325,514

Communication Services	—	8,786,973	—	8,786,973

Materials	2,604,280	4,922,410	—	7,526,690

Real Estate	—	6,266,661	—	6,266,661

Energy	1,268,094	2,523,879	—	3,791,973

Utilities	—	3,532,050	—	3,532,050

Preferred Stock

Industrials	—	918,756	—	918,756

Rights

Health Care	—	0	—	—

Short-Term Investments

Joint Repurchase Agreements	—	3,990,730	—	3,990,730

Other Investment Companies	985,291	—	—	985,291

Total Investment in Securities	$24,835,199	$121,829,583	—	$146,664,782

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare Emerging Markets Small Cap Fund Schedule of Portfolio Investments (unaudited) June 30, 2024

	Shares	Value

Common Stocks - 101.1%

Communication Services - 6.6%

Converge ICT Solutions, Inc. (Philippines)*	152,000	$29,802

KINX, Inc. (South Korea)	860	51,773

Megacable Holdings SAB de CV (Mexico)	7,150	18,044

Railtel Corp. of India, Ltd. (India)	4,659	25,935

Total Communication Services		125,554

Consumer Discretionary - 18.9%

Arcos Dorados Holdings, Inc., Class A (Uruguay)	3,860	34,740

Cartrade Tech, Ltd. (India)*	3,500	32,727

Despegar.com Corp. (Argentina)*	3,900	51,597

JUMBO SA (Greece)	785	22,598

Kalyan Jewellers India, Ltd. (India)	3,969	23,812

Minor International PCL (Thailand)	25,500	20,786

MR DIY Group M Bhd (Malaysia)[1]	54,800	22,535

OPAP, S.A. (Greece)	1,100	17,247

PDS, Ltd. (India)	4,540	29,926

Raymond, Ltd. (India)	1,300	45,489

Tam Jai International Co., Ltd. (Hong Kong)	158,800	20,923

Varroc Engineering, Ltd. (India)*,1	2,450	19,092

Xtep International Holdings, Ltd. (China)	34,000	20,889

Total Consumer Discretionary		362,361

Consumer Staples - 5.6%

Coca-Cola Icecek A.S. (Turkey)	910	23,018

Giant Biogene Holding Co., Ltd. (China)[1]	3,202	18,733

LT Foods, Ltd. (India)	7,250	22,212

Midi Utama Indonesia Tbk PT (Indonesia)	763,200	18,643

ZJLD Group, Inc. (China)[1]	22,950	23,699

Total Consumer Staples		106,305

Energy - 1.2%

AKR Corporindo Tbk PT (Indonesia)	221,800	21,943

Financials - 10.7%

Bairong, Inc. (China)*,1	18,700	21,302

BSE, Ltd. (India)	379	11,696

Central Depository Services India, Ltd. (India)	80	2,283

The Co. for Cooperative Insurance (Saudi Arabia)	485	18,689

Green World FinTech Service Co., Ltd. (Taiwan)	2,387	31,850

Kfin Technologies, Ltd. (India)*	3,080	25,794

Pagseguro Digital, Ltd., Class A (Brazil)*	1,760	20,574

PB Fintech, Ltd. (India)*	1,556	26,067

Prudent Corporate Advisory Services, Ltd. (India)	1,075	24,416

Tracxn Technologies, Ltd. (India)*	21,731	22,906

Total Financials		205,577

	Shares	Value

Health Care - 12.5%

Arrail Group, Ltd. (China)*,1	30,550	$20,089

Bora Pharmaceuticals Co., Ltd. (Taiwan)	1,549	39,583

Caregen Co., Ltd. (South Korea)	1,440	22,736

Jinxin Fertility Group, Ltd. (China)[1]	68,100	24,236

Kangji Medical Holdings, Ltd. (China)	26,350	18,828

Lotus Pharmaceutical Co., Ltd. (Taiwan)	3,100	29,575

Lunit, Inc. (South Korea)*	480	16,180

PharmaResearch Co., Ltd. (South Korea)	230	24,775

Shanghai INT Medical Instruments Co., Ltd. (China)	5,100	17,596

T&L Co., Ltd. (South Korea)	520	26,365

Total Health Care		239,963

Industrials - 12.1%

Allcargo Logistics, Ltd. (India)*	25,000	18,135

Container Corp. Of India, Ltd. (India)	30	374

Embraer, S.A., Sponsored ADR (Brazil)*	750	19,350

Frontken Corp. Bhd (Malaysia)	21,650	20,420

Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	310	2,631

Grupo Traxion SAB de CV (Mexico)*,1	16,650	24,754

Hanwha Aerospace Co., Ltd. (South Korea)	190	34,266

HD Hyundai Electric Co., Ltd. (South Korea)	50	11,173

HD Hyundai Marine Solution Co., Ltd. (South Korea)*	10	944

Hyosung Heavy Industries Corp. (South Korea)	70	17,476

InPost, S.A. (Poland)*	21	370

LIG Nex1 Co., Ltd. (South Korea)	230	36,760

Maharah Human Resources Co. (Saudi Arabia)	15,150	24,184

Quess Corp., Ltd. (India)[1]	2,881	20,759

Total Industrials		231,596

Information Technology - 27.1%

Accton Technology Corp. (Taiwan)	2,200	37,443

Alchip Technologies, Ltd. (Taiwan)	380	28,612

Andes Technology Corp. (Taiwan)	2,100	27,943

AP Memory Technology Corp. (Taiwan)	2,350	27,889

Brogent Technologies, Inc. (Taiwan)	200	998

Chinasoft International, Ltd. (China)	10,850	5,691

Cyient, Ltd. (India)	1,194	26,225

eCloudvalley Digital Technology Co., Ltd. (Taiwan)	9,001	28,853

Elite Material Co., Ltd. (Taiwan)	2,170	31,633

Genesys International Corp., Ltd. (India)*	4,357	30,906

HPSP Co., Ltd. (South Korea)	740	20,809

ISC Co., Ltd. (South Korea)	740	34,784

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare Emerging Markets Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 27.1% (continued)

LWSA, S.A. (Brazil)*,1	19,650	$14,272

M31 Technology Corp. (Taiwan)	1,116	38,783

Metrodata Electronics Tbk PT (Indonesia)	621,050	21,808

NEXTIN, Inc. (South Korea)	680	34,047

Rategain Travel Technologies, Ltd. (India)*	2,700	24,106

SOLUM Co., Ltd. (South Korea)*	1,710	25,963

TOTVS, S.A. (Brazil)	2,959	16,118

WinWay Technology Co., Ltd. (Taiwan)	1,280	41,315

Total Information Technology		518,198

Materials - 4.8%

EPL, Ltd. (India)	9,150	21,699

NANOTIM Corp. (South Korea)*	2,260	22,267

Samator Indo Gas Tbk PT (Indonesia)	268,050	29,219

Welspun Corp., Ltd. (India)	2,810	18,426

Total Materials		91,611

Real Estate - 0.9%

Cencosud Shopping, S.A. (Chile)	11,850	17,944

	Shares	Value

Utilities - 0.7%

Emirates Central Cooling Systems Corp. (United Arab Emirates)	34,700	$13,793

Total Common Stocks (Cost $1,692,007)		1,934,845

Short-Term Investments - 0.7%

Other Investment Companies - 0.7%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.19%[2]	5,678	5,678

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[2]	8,518	8,518

Total Short-Term Investments (Cost $14,196)		14,196

Total Investments - 101.8% (Cost $1,706,203)		1,949,041

Other Assets, less Liabilities - (1.8)%		(34,512)

Net Assets - 100.0%		$1,914,529

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the value of these securities amounted to $209,471 or 10.9% of net assets.

[2]	Yield shown represents the June 30, 2024, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare Emerging Markets Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2024:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Information Technology	$52,198	$466,000	—	$518,198

Consumer Discretionary	126,182	236,179	—	362,361

Health Care	69,158	170,805	—	239,963

Industrials	84,439	147,157	—	231,596

Financials	20,574	185,003	—	205,577

Communication Services	18,044	107,510	—	125,554

Consumer Staples	41,661	64,644	—	106,305

Materials	29,219	62,392	—	91,611

Energy	21,943	—	—	21,943

Real Estate	17,944	—	—	17,944

Utilities	13,793	—	—	13,793

Short-Term Investments

Other Investment Companies	14,196	—	—	14,196

Total Investment in Securities	$509,351	$1,439,690	—	$1,949,041

1	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare Global Small Cap Fund Schedule of Portfolio Investments (unaudited) June 30, 2024

	Shares	Value

Common Stocks - 98.4%

Communication Services - 2.2%

Auto Trader Group PLC (United Kingdom)[1]	2,100	$21,137

Integral Ad Science Holding Corp. (United States)*	1,910	18,565

Total Communication Services		39,702

Consumer Discretionary - 8.0%

Arcos Dorados Holdings, Inc., Class A (Uruguay)	3,330	29,970

Brunswick Corp. (United States)	355	25,833

CIE Automotive, S.A. (Spain)	425	11,770

Dalata Hotel Group PLC (Ireland)	3,700	15,769

Games Workshop Group PLC (United Kingdom)	100	13,469

Goldwin, Inc. (Japan)	150	8,215

Topgolf Callaway Brands Corp. (United States)*	835	12,776

Warby Parker, Inc., Class A (United States)*	1,600	25,696

Total Consumer Discretionary		143,498

Consumer Staples - 8.0%

Kobe Bussan Co., Ltd. (Japan)	1,075	23,947

MatsukiyoCocokara & Co. (Japan)	900	12,924

Performance Food Group Co. (United States)*	620	40,988

Rohto Pharmaceutical Co., Ltd. (Japan)	1,075	22,506

Tate & Lyle PLC (United Kingdom)	2,450	18,520

Viscofan, S.A. (Spain)	384	25,176

Total Consumer Staples		144,061

Energy - 1.5%

Pason Systems, Inc. (Canada)	1,150	15,492

Technip Energies, N.V. (France)	525	11,795

Total Energy		27,287

Financials - 17.5%

Bowhead Specialty Holdings, Inc. (United States)*	756	19,157

FinecoBank Banca Fineco S.P.A. (Italy)	900	13,373

Integral Corp. (Japan)	600	19,322

Jack Henry & Associates, Inc. (United States)	135	22,413

Nordnet AB publ (Sweden)[2]	750	15,719

PJT Partners, Inc., Class A (United States)	160	17,266

Rakuten Bank, Ltd. (Japan)*	1,400	25,522

RenaissanceRe Holdings, Ltd. (Bermuda)	120	26,821

Ringkjoebing Landbobank A/S (Denmark)	100	16,728

Safety Insurance Group, Inc. (United States)	360	27,011

St James’s Place PLC (United Kingdom)	2,050	14,087

Steadfast Group, Ltd. (Australia)	8,575	35,193

Topdanmark AS (Denmark)	350	18,485

	Shares	Value

Webster Financial Corp. (United States)	970	$42,282

Total Financials		313,379

Health Care - 8.4%

Amplifon S.P.A. (Italy)[2]	300	10,668

Ascendis Pharma A/S, ADR (Denmark)*	160	21,821

Chemed Corp. (United States)	75	40,693

Encompass Health Corp. (United States)	265	22,734

Siegfried Holding AG (Switzerland)	20	20,743

Tecan Group AG (Switzerland)	50	16,741

Xenon Pharmaceuticals, Inc. (Canada)*	440	17,156

Total Health Care		150,556

Industrials - 26.1%

Ag Growth International, Inc. (Canada)	250	9,597

Arcadis, N.V. (Netherlands)	225	14,238

AZ-COM MARUWA Holdings, Inc. (Japan)	1,475	10,745

The AZEK Co., Inc. (United States)*	630	26,542

Casella Waste Systems, Inc., Class A (United States)*	425	42,168

Daiei Kankyo Co., Ltd. (Japan)	1,250	21,256

Diploma PLC (United Kingdom)	275	14,375

Driven Brands Holdings, Inc. (United States)*	790	10,057

Embraer, S.A., Sponsored ADR (Brazil)*	650	16,770

EMCOR Group, Inc. (United States)	85	31,032

Esab Corp. (United States)	370	34,939

HD Hyundai Marine Solution Co., Ltd. (South Korea)*	10	944

IPH, Ltd. (Australia)	2,375	9,897

KION Group AG (Germany)	366	15,289

Loar Holdings, Inc. (United States)*	231	12,338

Nexans, S.A. (France)	150	16,509

Regal Rexnord Corp. (United States)	290	39,214

Rotork PLC (United Kingdom)	2,275	9,675

Saab AB, Class B (Sweden)[2]	800	19,220

Tetra Tech, Inc. (United States)	135	27,605

Ventia Services Group Pty, Ltd. (Australia)	7,300	18,573

The Weir Group PLC (United Kingdom)	850	21,258

WESCO International, Inc. (United States)	102	16,169

WillScot Mobile Mini Holdings Corp. (United States)*	800	30,112

Total Industrials		468,522

Information Technology - 18.5%

Accton Technology Corp. (Taiwan)	550	9,361

Astera Labs, Inc. (United States)*,2	3	182

CyberArk Software, Ltd. (Israel)*	150	41,013

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare Global Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 18.5% (continued)

JFrog, Ltd. (Israel)*	975	$36,611

MACOM Technology Solutions Holdings, Inc. (United States)*	260	28,982

Nice, Ltd., Sponsored ADR (Israel)*,2	160	27,515

Onto Innovation, Inc. (United States)*	145	31,836

Simplex Holdings, Inc. (Japan)	1,650	29,217

Sopra Steria Group (France)	100	19,446

Synaptics, Inc. (United States)*	400	35,280

TOTVS, S.A. (Brazil)	2,133	11,619

Universal Display Corp. (United States)	180	37,845

Workiva, Inc. (United States)*	320	23,357

Total Information Technology		332,264

Materials - 2.2%

Avient Corp. (United States)	570	24,880

Huhtamaki Oyj (Finland)	350	13,997

Total Materials		38,877

Real Estate - 4.6%

KDX Realty Investment Corp., REIT (Japan)	30	29,162

National Storage Affiliates Trust, REIT (United States)	960	39,571

The UNITE Group PLC, REIT (United Kingdom)	1,200	13,538

Total Real Estate		82,271

Utilities - 1.4%

Nippon Gas Co., Ltd. (Japan)	1,725	26,048

Total Common Stocks
(Cost $1,520,704)		1,766,465

	Shares	Value

Rights - 0.0%

Health Care - 0.0%

Amplifon S.P.A.*
(Cost $0)	300	$0

	Principal Amount
Short-Term Investments - 3.8%

Joint Repurchase Agreements - 1.3%[3]

Bethesda Securities LLC, dated 06/28/24, due 07/01/24, 5.450% total to be received $23,749 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.070%, 10/01/27 - 01/01/57, totaling $24,213)	$23,738	23,738

	Shares

Other Investment Companies - 2.5%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.19%[4]	17,615	17,615

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[4]	26,423	26,423

Total Other Investment Companies		44,038

Total Short-Term Investments
(Cost $67,776)		67,776

Total Investments - 102.2%
(Cost $1,588,480)		1,834,241

Other Assets, less Liabilities - (2.2)%		(38,684)

Net Assets - 100.0%		$1,795,557

*	Non-income producing security.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the value of this security amounted to $21,137 or 1.2% of net assets.

[2]

Some of these securities, amounting to $61,487 or 3.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the June 30, 2024, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR  American Depositary Receipt

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare Global Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2024:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Industrials	$297,487	$171,035	—	$468,522

Information Technology	274,240	58,024	—	332,264

Financials	173,435	139,944	—	313,379

Health Care	102,404	48,152	—	150,556

Consumer Staples	59,508	84,553	—	144,061

Consumer Discretionary	94,275	49,223	—	143,498

Real Estate	39,571	42,700	—	82,271

Communication Services	18,565	21,137	—	39,702

Materials	24,880	13,997	—	38,877

Energy	15,492	11,795	—	27,287

Utilities	—	26,048	—	26,048

Rights

Health Care	—	0	—	—

Short-Term Investments

Joint Repurchase Agreements	—	23,738	—	23,738

Other Investment Companies	44,038	—	—	44,038

Total Investment in Securities	$1,143,895	$690,346	—	$1,834,241

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) June 30, 2024

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund	AMG TimesSquare Emerging Markets Small Cap Fund	AMG TimesSquare Global Small Cap Fund

Assets:

Investments at value[1] (including securities on loan valued at $11,397,291, $25,499,001, $9,881,047, $0, and $61,487, respectively)	$171,798,959	$1,353,712,846	$146,664,782	$1,949,041	$1,834,241

Cash	—	—	—	—	126

Foreign currency[2]	—	—	967,377	4,351	8,898

Receivable for investments sold	26,473	—	1,411,595	14,517	502

Dividend and interest receivables	87,684	380,672	1,096,496	9,505	2,149

Securities lending income receivable	1,728	4,553	2,060	—	10

Receivable for Fund shares sold	39,215	1,596,871	71,103	—	—

Receivable from affiliate	5,842	—	6,050	10,968	5,925

Prepaid expenses and other assets	20,661	51,419	22,185	626	41

Total assets	171,980,562	1,355,746,361	150,241,648	1,989,008	1,851,892

Liabilities:

Payable upon return of securities loaned	5,468,224	4,110,386	3,990,730	—	23,738

Payable for investments purchased	54,874	—	1,424,153	14,975	—

Payable for Fund shares repurchased	4,006	281,092	57,715	—	—

Payable for foreign capital gains tax	—	—	—	4,418	—

Due to custodian	—	3,328	—	—	—

Accrued expenses:

Investment advisory and management fees	106,660	868,044	90,388	1,481	1,031

Administrative fees	20,252	164,819	18,078	234	221

Distribution fees	—	—	—	28	12

Shareholder service fees	2,767	84,836	6,236	17	—

Other	54,044	97,285	93,968	53,326	31,333

Total liabilities	5,710,827	5,609,790	5,681,268	74,479	56,335

Commitments and Contingencies (Notes 2 & 6)

Net Assets	$166,269,735	$1,350,136,571	$144,560,380	$1,914,529	$1,795,557

[1] Investments at cost	$144,720,197	$871,304,020	$123,345,291	$1,706,203	$1,588,480

[2] Foreign currency at cost	—	—	$978,697	$4,350	$9,041

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund	AMG TimesSquare Emerging Markets Small Cap Fund	AMG TimesSquare Global Small Cap Fund

Net Assets Represent:

Paid-in capital	$137,199,301	$827,548,494	$328,844,282	$2,759,661	$1,782,464

Total distributable earnings (loss)	29,070,434	522,588,077	(184,283,902)	(845,132)	13,093

Net Assets	$166,269,735	$1,350,136,571	$144,560,380	$1,914,529	$1,795,557

Class N:

Net Assets	$14,306,570	$415,219,571	$8,297,866	$126,078	$60,641

Shares outstanding	1,222,343	25,356,682	558,138	12,171	5,641

Net asset value, offering and redemption price per share	$11.70	$16.38	$14.87	$10.36	$10.75

Class I:

Net Assets	$8,815,539	$422,390,064	$84,312,627	$438,426	$35,493

Shares outstanding	704,349	24,069,889	5,653,462	41,863	3,283

Net asset value, offering and redemption price per share	$12.52	$17.55	$14.91	$10.47	$10.81

Class Z:

Net Assets	$143,147,626	$512,526,936	$51,949,887	$1,350,025	$1,699,423

Shares outstanding	11,353,449	29,025,642	3,485,317	128,972	157,172

Net asset value, offering and redemption price per share	$12.61	$17.66	$14.91	$10.47	$10.81

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended June 30, 2024

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund	AMG TimesSquare Emerging Markets Small Cap Fund	AMG TimesSquare Global Small Cap Fund

Investment Income:

Dividend income	$485,583	$4,859,721	$2,236,192	$19,331 [1]	$16,356

Interest income	765	649	935	—	—

Securities lending income	12,149	32,947	47,260	16	85

Foreign withholding tax	—	(21,510)	(198,446)	(1,472)	(1,014)

Total investment income	498,497	4,871,807	2,085,941	17,875	15,427

Expenses:

Investment advisory and management fees	650,049	5,275,579	621,161	8,955	6,384

Administrative fees	123,427	1,001,692	124,232	1,414	1,368

Distribution fees - Class N	—	—	—	174	75

Shareholder servicing fees - Class N	12,733	415,757	10,756	104	—

Shareholder servicing fees - Class I	3,117	103,573	28,915	—	—

Professional fees	24,786	58,260	29,756	26,735	18,170

Registration fees	20,173	31,423	24,137	823	24

Custodian fees	18,739	52,209	54,570	34,787	15,748

Trustee fees and expenses	6,357	49,386	7,418	69	68

Reports to shareholders	5,277	60,351	32,432	2,685	2,711

Transfer agent fees	3,122	23,308	11,969	284	183

Interest expense	—	—	15,636	—	—

Miscellaneous	5,808	29,847	8,995	1,418	1,370

Total expenses before offsets	873,588	7,101,385	969,977	77,448	46,101

Expense reimbursements	(43,119)	—	(45,044)	(65,387)	(36,905)

Expense reductions	(19,498)	(48,807)	—	—	—

Net expenses	810,971	7,052,578	924,933	12,061	9,196

Net investment income (loss)	(312,474)	(2,180,771)	1,161,008	5,814	6,231

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	4,569,068	37,624,224	14,710,889	119,478	27,731

Net realized loss on foreign currency transactions	—	—	(219,293)	(514)	(246)

Net change in unrealized appreciation/depreciation on investments	1,951,686	45,794,881	(8,733,711)	(64,219)	(32,746)

Net change in unrealized appreciation/depreciation on foreign currency translations	—	(341)	38,371	(167)	(182)

Net realized and unrealized gain (loss)	6,520,754	83,418,764	5,796,256	54,578	(5,443)

Net increase in net assets resulting from operations	$6,208,280	$81,237,993	$6,957,264	$60,392	$788

[1] Includes non-recurring dividends of $3,482.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended June 30, 2024 (unaudited) and the fiscal year ended December 31, 2023

	AMG TimesSquare Small Cap Growth Fund		AMG TimesSquare Mid Cap Growth Fund		AMG TimesSquare International Small Cap Fund

	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023

Increase in Net Assets Resulting From Operations:

Net investment income (loss)	$(312,474)	$(695,613)	$(2,180,771)	$(3,238,837)	$1,161,008	$3,898,825

Net realized gain (loss) on investments	4,569,068	14,608,737	37,624,224	86,220,127	14,491,596	(900,745)

Net change in unrealized appreciation/depreciation on investments	1,951,686	15,619,003	45,794,540	185,202,792	(8,695,340)	25,298,283

Net increase in net assets resulting from operations	6,208,280	29,532,127	81,237,993	268,184,082	6,957,264	28,296,363

Distributions to Shareholders:

Class N	—	—	—	(17,077,801)	—	(155,058)

Class I	—	—	—	(15,567,072)	—	(1,731,160)

Class Z	—	—	—	(18,481,755)	—	(1,880,383)

Total distributions to shareholders	—	—	—	(51,126,628)	—	(3,766,601)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(5,291,112)	(92,828,128)	(26,368,409)	(44,126,377)	(52,876,881)	(272,230,172)

Total increase (decrease) in net assets	917,168	(63,296,001)	54,869,584	172,931,077	(45,919,617)	(247,700,410)

Net Assets:

Beginning of period	165,352,567	228,648,568	1,295,266,987	1,122,335,910	190,479,997	438,180,407

End of period	$166,269,735	$165,352,567	$1,350,136,571	$1,295,266,987	$144,560,380	$190,479,997

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2024 (unaudited) and the fiscal year ended December 31, 2023

	AMG TimesSquare Emerging Markets Small Cap Fund		AMG TimesSquare Global Small Cap Fund

	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023

Increase in Net Assets Resulting From Operations:

Net investment income	$5,814	$4,802	$6,231	$6,494

Net realized gain (loss) on investments	118,964	59,529	27,485	(750)

Net change in unrealized appreciation/depreciation on investments	(64,386)	471,301	(32,928)	223,418

Net increase in net assets resulting from operations	60,392	535,632	788	229,162

Distributions to Shareholders:

Class N	—	(2,179)	—	(178)

Class I	—	(9,752)	—	(193)

Class Z	—	(31,518)	—	(9,197)

Total distributions to shareholders	—	(43,449)	—	(9,568)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(50,166)	(3,292,898)	14,409	(142,183)

Total increase (decrease) in net assets	10,226	(2,800,715)	15,197	77,411

Net Assets:

Beginning of period	1,904,303	4,705,018	1,780,360	1,702,949

End of period	$1,914,529	$1,904,303	$1,795,557	$1,780,360

[1] See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$11.28	$9.69	$14.09	$16.45	$13.96	$12.21

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.03)	(0.06)	(0.09)	(0.17)	(0.11)[3]	(0.09)

Net realized and unrealized gain (loss) on investments	0.45	1.65	(3.62)	1.18	4.92	3.47

Total income (loss) from investment operations	0.42	1.59	(3.71)	1.01	4.81	3.38

Less Distributions to Shareholders from:

Net realized gain on investments	—	—	(0.69)	(3.37)	(2.32)	(1.63)

Net Asset Value, End of Period	$11.70	$11.28	$9.69	$14.09	$16.45	$13.96

Total Return[2,4]	3.72%[5]	16.41%	(26.41)%	6.72%	34.96%	27.98%

Ratio of net expenses to average net assets[6]	1.18%[7]	1.17%	1.17%	1.17%[8]	1.16%	1.17%

Ratio of gross expenses to average net assets[9]	1.24%[7]	1.23%	1.20%	1.19%[8]	1.20%	1.19%

Ratio of net investment loss to average net assets[2]	(0.57)%[7]	(0.53)%	(0.79)%	(0.97)%	(0.79)%	(0.63)%

Portfolio turnover	30%[5]	63%	50%	65%	71%	62%

Net assets end of period (000’s) omitted	$14,307	$12,717	$38,225	$86,941	$112,740	$105,862

AMG TimesSquare Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$12.06	$10.34	$14.96	$17.25	$14.53	$12.64

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.03)	(0.05)	(0.08)	(0.15)	(0.10)[3]	(0.07)

Net realized and unrealized gain (loss) on investments	0.49	1.77	(3.85)	1.23	5.14	3.59

Total income (loss) from investment operations	0.46	1.72	(3.93)	1.08	5.04	3.52

Less Distributions to Shareholders from:

Net realized gain on investments	—	—	(0.69)	(3.37)	(2.32)	(1.63)

Net Asset Value, End of Period	$12.52	$12.06	$10.34	$14.96	$17.25	$14.53

Total Return[2,4]	3.82%[5]	16.64%	(26.34)%	6.81%	35.19%	28.13%

Ratio of net expenses to average net assets[6]	1.05%[7]	1.05%	1.05%	1.05%[8]	1.03%	1.01%

Ratio of gross expenses to average net assets[9]	1.11%[7]	1.11%	1.08%	1.07%[8]	1.07%	1.03%

Ratio of net investment loss to average net assets[2]	(0.44)%[7]	(0.41)%	(0.67)%	(0.85)%	(0.66)%	(0.47)%

Portfolio turnover	30%[5]	63%	50%	65%	71%	62%

Net assets end of period (000’s) omitted	$8,816	$9,564	$9,185	$12,380	$12,062	$11,333

AMG TimesSquare Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class Z	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$12.14	$10.40	$15.03	$17.30	$14.55	$12.65

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.02)	(0.04)	(0.07)	(0.14)	(0.09)[3]	(0.07)

Net realized and unrealized gain (loss) on investments	0.49	1.78	(3.87)	1.24	5.16	3.60

Total income (loss) from investment operations	0.47	1.74	(3.94)	1.10	5.07	3.53

Less Distributions to Shareholders from:

Net realized gain on investments	—	—	(0.69)	(3.37)	(2.32)	(1.63)

Net Asset Value, End of Period	$12.61	$12.14	$10.40	$15.03	$17.30	$14.55

Total Return[2,4]	3.87%[5]	16.73%	(26.29)%	6.91%	35.35%	28.19%

Ratio of net expenses to average net assets[6]	0.98%[7]	0.97%	0.97%	0.97%[8]	0.96%	0.97%

Ratio of gross expenses to average net assets[9]	1.04%[7]	1.03%	1.00%	0.99%[8]	1.00%	0.99%

Ratio of net investment loss to average net assets[2]	(0.37)%[7]	(0.33)%	(0.59)%	(0.77)%	(0.59)%	(0.43)%

Portfolio turnover	30%[5]	63%	50%	65%	71%	62%

Net assets end of period (000’s) omitted	$143,148	$143,072	$181,238	$312,604	$320,535	$367,787

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment loss would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.12), $(0.10) and $(0.09) for Class N, Class I and Class Z, respectively.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]

Includes reduction from broker recapture amounting to 0.01% for the six months ended June 30, 2024, 0.02%, 0.02%, 0.02%, 0.03% and 0.02% for the fiscal years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

[7]	Annualized.
[8]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.01%.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG TimesSquare Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$15.41	$12.88	$17.24	$19.66	$17.69	$15.00

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.04)	(0.06)	(0.06)	(0.10)[3]	(0.09)[4]	(0.07)

Net realized and unrealized gain (loss) on investments	1.01	3.25	(3.79)	3.11	5.84	5.62

Total income (loss) from investment operations	0.97	3.19	(3.85)	3.01	5.75	5.55

Less Distributions to Shareholders from:

Net realized gain on investments	—	(0.66)	(0.51)	(5.43)	(3.78)	(2.86)

Net Asset Value, End of Period	$16.38	$15.41	$12.88	$17.24	$19.66	$17.69

Total Return[2,5]	6.30%[6]	24.82%	(22.39)%	15.92%	33.03%	37.15%

Ratio of net expenses to average net assets[7]	1.18%[8]	1.18%	1.17%	1.17%	1.17%	1.17%

Ratio of gross expenses to average net assets[9]	1.19%[8]	1.19%	1.18%	1.18%	1.18%	1.18%

Ratio of net investment loss to average net assets[2]	(0.45)%[8]	(0.39)%	(0.45)%	(0.46)%	(0.48)%	(0.38)%

Portfolio turnover	13%[6]	39%	44%	53%	74%	65%

Net assets end of period (000’s) omitted	$415,220	$411,238	$368,938	$535,289	$613,501	$518,267

AMG TimesSquare Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$16.50	$13.73	$18.31	$20.58	$18.35	$15.46

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.03)	(0.04)	(0.04)	(0.07)[3]	(0.07)[4]	(0.05)

Net realized and unrealized gain (loss) on investments	1.08	3.47	(4.03)	3.25	6.08	5.80

Total income (loss) from investment operations	1.05	3.43	(4.07)	3.18	6.01	5.75

Less Distributions to Shareholders from:

Net investment income	—	—	—	(0.02)	—	—

Net realized gain on investments	—	(0.66)	(0.51)	(5.43)	(3.78)	(2.86)

Total distributions to shareholders	—	(0.66)	(0.51)	(5.45)	(3.78)	(2.86)

Net Asset Value, End of Period	$17.55	$16.50	$13.73	$18.31	$20.58	$18.35

Total Return[2,5]	6.36%[6]	24.94%	(22.23)%	16.04%	33.27%	37.33%

Ratio of net expenses to average net assets[7]	1.03%[8]	1.03%	1.02%	1.02%	1.04%	1.07%

Ratio of gross expenses to average net assets[9]	1.04%[8]	1.04%	1.03%	1.03%	1.05%	1.08%

Ratio of net investment loss to average net assets[2]	(0.30)%[8]	(0.24)%	(0.30)%	(0.31)%	(0.35)%	(0.28)%

Portfolio turnover	13%[6]	39%	44%	53%	74%	65%

Net assets end of period (000’s) omitted	$422,390	$401,601	$339,100	$431,797	$526,800	$472,524

AMG TimesSquare Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class Z	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$16.60	$13.81	$18.39	$20.65	$18.39	$15.48

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.02)	(0.03)	(0.04)	(0.06)[3]	(0.05)[4]	(0.03)

Net realized and unrealized gain (loss) on investments	1.08	3.48	(4.03)	3.27	6.09	5.80

Total income (loss) from investment operations	1.06	3.45	(4.07)	3.21	6.04	5.77

Less Distributions to Shareholders from:

Net investment income	—	—	—	(0.04)	—	—

Net realized gain on investments	—	(0.66)	(0.51)	(5.43)	(3.78)	(2.86)

Total distributions to shareholders	—	(0.66)	(0.51)	(5.47)	(3.78)	(2.86)

Net Asset Value, End of Period	$17.66	$16.60	$13.81	$18.39	$20.65	$18.39

Total Return[2,5]	6.39%[6]	25.03%	(22.18)%	16.10%	33.36%	37.41%

Ratio of net expenses to average net assets[7]	0.98%[8]	0.98%	0.97%	0.97%	0.97%	0.97%

Ratio of gross expenses to average net assets[9]	0.99%[8]	0.99%	0.98%	0.98%	0.98%	0.98%

Ratio of net investment loss to average net assets[2]	(0.25)%[8]	(0.19)%	(0.25)%	(0.26)%	(0.28)%	(0.18)%

Portfolio turnover	13%[6]	39%	44%	53%	74%	65%

Net assets end of period (000’s) omitted	$512,527	$482,428	$414,298	$810,210	$896,929	$894,390

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment loss would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.16), $(0.13) and $(0.12) for Class N, Class I and Class Z, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.11), $(0.08) and $(0.07) for Class N, Class I and Class Z, respectively.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2024, and 0.01% for each fiscal year ended December 31, 2023, 2022, 2021, 2020 and 2019.

[8]	Annualized.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG TimesSquare International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$14.27	$13.21	$18.49	$18.44	$16.24	$12.72

Income (loss) from Investment Operations:

Net investment income[1,2]	0.09	0.14	0.19 [3]	0.09	0.02	0.21 [4]

Net realized and unrealized gain (loss) on investments	0.51	1.16	(5.36)	0.14	2.18	3.55

Total income (loss) from investment operations	0.60	1.30	(5.17)	0.23	2.20	3.76

Less Distributions to Shareholders from:

Net investment income	—	(0.24)	(0.11)	(0.18)	—	(0.24)

Net Asset Value, End of Period	$14.87	$14.27	$13.21	$18.49	$18.44	$16.24

Total Return[2,5]	4.20%[6]	9.92%	(27.97)%	1.25%	13.55%	29.56%

Ratio of net expenses to average net assets	1.31%[7,8]	1.27%[8]	1.25%	1.22%	1.23%	1.23%

Ratio of gross expenses to average net assets[9]	1.36%[7]	1.27%	1.25%	1.22%	1.23%	1.23%

Ratio of net investment income to average net assets[2]	1.20%[7]	1.04%	1.33%	0.47%	0.17%	1.43%

Portfolio turnover	37%[6]	69%	71%	73%	57%	40%

Net assets end of period (000’s) omitted	$8,298	$9,101	$10,977	$21,202	$45,389	$70,532

AMG TimesSquare International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$14.30	$13.23	$18.52	$18.49	$16.26	$12.74

Income (loss) from Investment Operations:

Net investment income[1,2]	0.10	0.17	0.21 [3]	0.12	0.05	0.24 [4]

Net realized and unrealized gain (loss) on investments	0.51	1.16	(5.37)	0.13	2.19	3.55

Total income (loss) from investment operations	0.61	1.33	(5.16)	0.25	2.24	3.79

Less Distributions to Shareholders from:

Net investment income	—	(0.26)	(0.13)	(0.22)	(0.01)	(0.27)

Net Asset Value, End of Period	$14.91	$14.30	$13.23	$18.52	$18.49	$16.26

Total Return[2,5]	4.27%[6]	10.11%	(27.84)%	1.36%	13.75%	29.78%

Ratio of net expenses to average net assets	1.12%[7,8]	1.11%[8]	1.10%	1.07%	1.08%	1.06%

Ratio of gross expenses to average net assets[9]	1.17%[7]	1.11%	1.10%	1.07%	1.08%	1.06%

Ratio of net investment income to average net assets[2]	1.39%[7]	1.20%	1.48%	0.62%	0.32%	1.60%

Portfolio turnover	37%[6]	69%	71%	73%	57%	40%

Net assets end of period (000’s) omitted	$84,313	$96,333	$260,896	$614,652	$629,502	$658,599

AMG TimesSquare International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class Z	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$14.29	$13.23	$18.53	$18.50	$16.26	$12.75

Income (loss) from Investment Operations:

Net investment income[1,2]	0.11	0.18	0.22 [3]	0.14	0.06	0.25 [4]

Net realized and unrealized gain (loss) on investments	0.51	1.16	(5.37)	0.12	2.20	3.55

Total income (loss) from investment operations	0.62	1.34	(5.15)	0.26	2.26	3.80

Less Distributions to Shareholders from:

Net investment income	—	(0.28)	(0.15)	(0.23)	(0.02)	(0.29)

Net Asset Value, End of Period	$14.91	$14.29	$13.23	$18.53	$18.50	$16.26

Total Return[2,5]	4.34%[6]	10.22%	(27.78)%	1.47%	13.90%	29.77%

Ratio of net expenses to average net assets	1.06%[7,8]	1.02%[8]	1.00%	0.97%	0.98%	0.98%

Ratio of gross expenses to average net assets[9]	1.11%[7]	1.02%	1.00%	0.97%	0.98%	0.98%

Ratio of net investment income to average net assets[2]	1.45%[7]	1.29%	1.58%	0.72%	0.42%	1.68%

Portfolio turnover	37%[6]	69%	71%	73%	57%	40%

Net assets end of period (000’s) omitted	$51,950	$85,045	$166,307	$396,236	$397,976	$401,528

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.15, $0.17 and $0.18 for Class N, Class I and Class Z, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.16, $0.18 and $0.20 for Class N, Class I and Class Z, respectively.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Annualized.

[8]	Includes interest expense of 0.01% for the six months ended June 30, 2024 and 0.02% for the fiscal year ended December 31, 2023 related to participation in the interfund lending program.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG TimesSquare Emerging Markets Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$10.05	$8.29	$10.52	$13.66	$11.03	$9.49

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.01 [3]	(0.02)[4]	0.03	(0.03)	0.13 [5]	0.03

Net realized and unrealized gain (loss) on investments	0.30	1.99	(2.08)	1.22	2.50	1.53

Total income (loss) from investment operations	0.31	1.97	(2.05)	1.19	2.63	1.56

Less Distributions to Shareholders from:

Net investment income	—	(0.21)	—	(0.07)	(0.00)[6]	(0.02)

Net realized gain on investments	—	—	(0.18)	(4.26)	—	—

Paid in capital	—	—	—	—	—	(0.00)[6]

Total distributions to shareholders	—	(0.21)	(0.18)	(4.33)	(0.00)[6]	(0.02)

Net Asset Value, End of Period	$10.36	$10.05	$8.29	$10.52	$13.66	$11.03

Total Return[2,7]	2.98%[8]	23.90%	(19.43)%	9.10%	23.86%	16.49%

Ratio of net expenses to average net assets	1.65%[9]	1.77%[10]	1.68%[10]	1.68%[11]	1.65%	1.67%[10]

Ratio of gross expenses to average net assets[12]	8.59%[9]	6.97%	4.23%	3.03%[11]	3.66%	4.29%

Ratio of net investment income (loss) to average net assets[2]	0.25%[9]	(0.22)%	0.34%	(0.19)%	1.22%	0.31%

Portfolio turnover	40%[8]	81%	104%	139%	129%	103%

Net assets end of period (000’s) omitted	$126	$107	$65	$49	$43	$39

AMG TimesSquare Emerging Markets Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$10.15	$8.35	$10.56	$13.70	$11.05	$9.51

Income (loss) from Investment Operations:

Net investment income[1,2]	0.03 [3]	0.02 [4]	0.07	0.03	0.18 [5]	0.07

Net realized and unrealized gain (loss) on investments	0.29	2.02	(2.10)	1.23	2.51	1.53

Total income (loss) from investment operations	0.32	2.04	(2.03)	1.26	2.69	1.60

Less Distributions to Shareholders from:

Net investment income	—	(0.24)	—	(0.14)	(0.04)	(0.05)

Net realized gain on investments	—	—	(0.18)	(4.26)	—	—

Paid in capital	—	—	—	—	—	(0.01)

Total distributions to shareholders	—	(0.24)	(0.18)	(4.40)	(0.04)	(0.06)

Net Asset Value, End of Period	$10.47	$10.15	$8.35	$10.56	$13.70	$11.05

Total Return[2,7]	3.15%[8]	24.46%	(19.16)%	9.50%	24.49%	16.83%

Ratio of net expenses to average net assets	1.25%[9]	1.37%[10]	1.28%[10]	1.28%[11]	1.25%	1.27%[10]

Ratio of gross expenses to average net assets[12]	8.19%[9]	6.57%	3.83%	2.63%[11]	3.26%	3.89%

Ratio of net investment income to average net assets[2]	0.65%[9]	0.18%	0.74%	0.21%	1.62%	0.71%

Portfolio turnover	40%[8]	81%	104%	139%	129%	103%

Net assets end of period (000’s) omitted	$438	$425	$342	$434	$396	$310

AMG TimesSquare Emerging Markets Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class Z	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$10.14	$8.35	$10.55	$13.70	$11.05	$9.51

Income (loss) from Investment Operations:

Net investment income[1,2]	0.03 [3]	0.02 [4]	0.07	0.03	0.18 [5]	0.07

Net realized and unrealized gain (loss) on investments	0.30	2.01	(2.09)	1.22	2.51	1.53

Total income (loss) from investment operations	0.33	2.03	(2.02)	1.25	2.69	1.60

Less Distributions to Shareholders from:

Net investment income	—	(0.24)	—	(0.14)	(0.04)	(0.05)

Net realized gain on investments	—	—	(0.18)	(4.26)	—	—

Paid in capital	—	—	—	—	—	(0.01)

Total distributions to shareholders	—	(0.24)	(0.18)	(4.40)	(0.04)	(0.06)

Net Asset Value, End of Period	$10.47	$10.14	$8.35	$10.55	$13.70	$11.05

Total Return[2,7]	3.25%[8]	24.34%	(19.09)%	9.51%	24.40%	16.83%

Ratio of net expenses to average net assets	1.25%[9]	1.37%[10]	1.28%[10]	1.28%[11]	1.25%	1.27%[10]

Ratio of gross expenses to average net assets[12]	8.19%[9]	6.57%	3.83%	2.63%[11]	3.26%	3.89%

Ratio of net investment income to average net assets[2]	0.65%[9]	0.18%	0.74%	0.21%	1.62%	0.71%

Portfolio turnover	40%[8]	81%	104%	139%	129%	103%

Net assets end of period (000’s) omitted	$1,350	$1,372	$4,298	$7,473	$6,766	$5,473

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.01), $0.01 and $0.01 for Class N, Class I and Class Z, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.05), $(0.01) and $(0.01) for Class N, Class I and Class Z, respectively.

[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.11, $0.16 and $0.16 for Class N, Class I and Class Z, respectively.

[6]	Less than $(0.005) per share.

[7]	The total return is calculated using the published Net Asset Value as of period end.

[8]	Not annualized.

[9]	Annualized.

[10]

Includes interest expense totaling 0.12%, 0.03% and 0.02% for the fiscal years ended December 31, 2023, 2022 and 2019, respectively, related to participation in the interfund lending program and bank overdrafts.

[11]	Includes expense totaling 0.03% relating to excise tax expense.

[12]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG TimesSquare Global Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$10.76	$9.50	$12.50	$12.05	$10.84	$7.95

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.02	0.01	0.01	0.00 [3,4]	(0.02)	0.04

Net realized and unrealized gain (loss) on investments	(0.03)	1.28	(3.01)	1.31	1.23	2.95

Total income (loss) from investment operations	(0.01)	1.29	(3.00)	1.31	1.21	2.99

Less Distributions to Shareholders from:

Net investment income	—	(0.03)	—	—	—	(0.10)

Net realized gain on investments	—	—	—	(0.86)	—	—

Total distributions to shareholders	—	(0.03)	—	(0.86)	—	(0.10)

Net Asset Value, End of Period	$10.75	$10.76	$9.50	$12.50	$12.05	$10.84

Total Return[2,5]	(0.09)%[6]	13.62%	(24.00)%	11.08%	11.16%	37.60%

Ratio of net expenses to average net assets	1.25%[7]	1.25%	1.25%	1.25%	1.25%	1.27%[8]

Ratio of gross expenses to average net assets[9]	5.30%[7]	5.41%	5.17%	4.28%	6.48%	7.45%

Ratio of net investment income (loss) to average net assets[2]	0.44%[7]	0.14%	0.15%	0.00%[10]	(0.18)%	0.42%

Portfolio turnover	38%[6]	59%	51%	59%	42%	80%

Net assets end of period (000’s) omitted	$61	$58	$53	$69	$63	$44

AMG TimesSquare Global Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$10.81	$9.54	$12.54	$12.09	$10.85	$7.96

Income (loss) from Investment Operations:

Net investment income[1,2]	0.04	0.04	0.04	0.03 [3]	0.01	0.06

Net realized and unrealized gain (loss) on investments	(0.04)	1.29	(3.02)	1.31	1.23	2.96

Total income (loss) from investment operations	—	1.33	(2.98)	1.34	1.24	3.02

Less Distributions to Shareholders from:

Net investment income	—	(0.06)	(0.02)	(0.03)	—	(0.13)

Net realized gain on investments	—	—	—	(0.86)	—	—

Total distributions to shareholders	—	(0.06)	(0.02)	(0.89)	—	(0.13)

Net Asset Value, End of Period	$10.81	$10.81	$9.54	$12.54	$12.09	$10.85

Total Return[2,5]	0.00%[6]	13.94%	(23.76)%	11.29%	11.43%	37.96%

Ratio of net expenses to average net assets	1.00%[7]	1.00%	1.00%	1.00%	1.00%	1.02%[8]

Ratio of gross expenses to average net assets[9]	5.05%[7]	5.16%	4.92%	4.03%	6.23%	7.20%

Ratio of net investment income to average net assets[2]	0.69%[7]	0.39%	0.40%	0.25%	0.07%	0.67%

Portfolio turnover	38%[6]	59%	51%	59%	42%	80%

Net assets end of period (000’s) omitted	$35	$35	$31	$41	$37	$33

AMG TimesSquare Global Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class Z	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$10.81	$9.54	$12.55	$12.09	$10.86	$7.96

Income (loss) from Investment Operations:

Net investment income[1,2]	0.04	0.04	0.04	0.03 [3]	0.01	0.06

Net realized and unrealized gain (loss) on investments	(0.04)	1.29	(3.03)	1.32	1.22	2.97

Total income (loss) from investment operations	—	1.33	(2.99)	1.35	1.23	3.03

Less Distributions to Shareholders from:

Net investment income	—	(0.06)	(0.02)	(0.03)	—	(0.13)

Net realized gain on investments	—	—	—	(0.86)	—	—

Total distributions to shareholders	—	(0.06)	(0.02)	(0.89)	—	(0.13)

Net Asset Value, End of Period	$10.81	$10.81	$9.54	$12.55	$12.09	$10.86

Total Return[2,5]	0.00%[6]	13.94%	(23.83)%	11.38%	11.33%	38.09%

Ratio of net expenses to average net assets	1.00%[7]	1.00%	1.00%	1.00%	1.00%	1.02%[8]

Ratio of gross expenses to average net assets[9]	5.05%[7]	5.16%	4.92%	4.03%	6.23%	7.20%

Ratio of net investment income to average net assets[2]	0.69%[7]	0.39%	0.40%	0.25%	0.07%	0.67%

Portfolio turnover	38%[6]	59%	51%	59%	42%	80%

Net assets end of period (000’s) omitted	$1,699	$1,687	$1,619	$2,578	$2,186	$2,032

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.02), $0.01 and $0.01 for Class N, Class I and Class Z, respectively.

[4]	Less than $0.005 per share.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Annualized.

[8]	Includes interest expense related to participation in the interfund lending program and excise tax expense totaling 0.02%.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Less than 0.005%.

Notes to Financial Statements (unaudited) June 30, 2024

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG TimesSquare Small Cap Growth Fund (“Small Cap”), AMG TimesSquare Mid Cap Growth Fund (“Mid Cap”), AMG TimesSquare International Small Cap Fund (“International Small Cap”), AMG TimesSquare Emerging Markets Small Cap Fund (“Emerging Markets Small Cap”) and AMG TimesSquare Global Small Cap Fund (“Global Small Cap”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds.

Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Notes to Financial Statements (continued)

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small Cap and Mid Cap had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio. For the six months ended June 30, 2024, the impact on the expenses and expense ratios, if any, were as follows: Small Cap - $19,498 or 0.01% and Mid Cap - $48,807 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in

December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to the write-off of net operating losses for Small Cap and Mid Cap. In addition, permanent differences for Mid Cap are due to tax equalization utilized. There were no permanent differences for International Small Cap, Emerging Markets Small Cap, or Global Small Cap. Temporary differences are primarily due to mark-to-market on passive foreign investment companies for Small Cap, International Small Cap, and Global Small Cap. Temporary differences for Emerging Markets Small Cap are due to cost adjustments on dividend income received from spinoffs and qualified late-year ordinary loss deferrals. In addition, each Fund had temporary differences due to wash sale loss deferrals.

At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Small Cap	$144,720,197	$37,139,528	$(10,060,766)	$27,078,762

Mid Cap	871,304,020	502,348,846	(19,940,020)	482,408,826

International Small Cap	123,345,291	27,243,435	(3,923,944)	23,319,491

Emerging Markets Small Cap	1,706,203	407,552	(164,714)	242,838

Global Small Cap	1,588,480	315,888	(70,127)	245,761

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Notes to Financial Statements (continued)

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2023, the Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

International Small Cap	$148,363,459	$67,960,876	$216,324,335
Emerging Markets Small Cap	885,714	242,473	1,128,187

Fund	Short-Term	Long-Term	Total

Global Small Cap	$222,989	$31,049	$254,038

As of December 31, 2023, Small Cap and Mid Cap had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2024, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2024 (unaudited) and the fiscal year ended December 31, 2023, the capital stock transactions by class for the Funds were as follows:

	Small Cap				Mid Cap
	June 30, 2024		December 31, 2023		June 30, 2024		December 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	193,869	$2,246,237	149,591	$1,544,535	929,863	$14,948,075	1,274,860	$18,102,672

Shares issued in reinvestment of distributions	—	—	—	—	—	—	1,117,758	17,056,989

Shares redeemed	(98,739)	(1,131,042)	(2,966,125)	(30,368,078)	(2,260,549)	(36,310,357)	(4,347,913)	(61,635,017)

Net increase (decrease)	95,130	$1,115,195	(2,816,534)	$(28,823,543)	(1,330,686)	$(21,362,282)	(1,955,295)	$(26,475,356)

Class I:

Shares sold	15,693	$192,905	134,221	$1,459,754	2,020,136	$34,966,454	3,605,178	$54,683,241

Shares issued in reinvestment of distributions	—	—	—	—	—	—	929,609	15,189,815

Shares redeemed	(104,610)	(1,278,796)	(228,887)	(2,631,354)	(2,287,803)	(39,506,568)	(4,886,026)	(74,099,111)

Net decrease	(88,917)	$(1,085,891)	(94,666)	$(1,171,600)	(267,667)	$(4,540,114)	(351,239)	$(4,226,055)

Class Z:

Shares sold	334,110	$4,113,819	1,503,089	$16,617,655	2,388,355	$41,557,711	4,876,000	$73,516,898

Shares issued in reinvestment of distributions	—	—	—	—	—	—	1,056,143	17,362,982

Shares redeemed	(764,782)	(9,434,235)	(7,141,397)	(79,450,640)	(2,424,748)	(42,023,724)	(6,876,645)	(104,304,846)

Net decrease	(430,672)	$(5,320,416)	(5,638,308)	$(62,832,985)	(36,393)	$(466,013)	(944,502)	$(13,424,966)

	International Small Cap				Emerging Markets Small Cap
	June 30, 2024		December 31, 2023		June 30, 2024		December 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	11,186	$164,306	71,119	$988,188	3,885	$38,937	3,784	$34,508

Shares issued in reinvestment of distributions	—	—	11,212	155,058	—	—	220	2,179

Shares redeemed	(90,916)	(1,321,427)	(275,623)	(3,836,992)	(2,394)	(24,617)	(1,178)	(11,350)

Net increase (decrease)	(79,730)	$(1,157,121)	(193,292)	$(2,693,746)	1,491	$14,320	2,826	$25,337

Notes to Financial Statements (continued)

	International Small Cap				Emerging Markets Small Cap
	June 30, 2024		December 31, 2023		June 30, 2024		December 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class I:

Shares sold	273,713	$4,002,311	859,552	$12,026,291	—	—	—	—

Shares issued in reinvestment of distributions	—	—	122,056	1,691,697	—	—	976	$9,752

Shares redeemed	(1,357,038)	(19,988,675)	(13,966,035)	(196,364,888)	—	—	—	—

Net increase (decrease)	(1,083,325)	$(15,986,364)	(12,984,427)	$(182,646,900)	—	—	976	$9,752

Class Z:

Shares sold	264,962	$3,883,485	2,367,890	$33,277,315	—	—	—	—

Shares issued in reinvestment of distributions	—	—	135,712	1,879,620	—	—	3,158	$31,518

Shares redeemed	(2,731,411)	(39,616,881)	(9,121,849)	(122,046,461)	(6,338)	$(64,486)	(382,669)	(3,359,505)

Net decrease	(2,466,449)	$(35,733,396)	(6,618,247)	$(86,889,526)	(6,338)	$(64,486)	(379,511)	$(3,327,987)

	Global Small Cap
	June 30, 2024		December 31, 2023

	Shares	Amount	Shares	Amount

Class N:

Shares sold	287	$3,062	—	—

Shares issued in reinvestment of distributions	—	—	13	$141

Shares redeemed	—	—	(215)	(2,247)

Net increase (decrease)	287	$3,062	(202)	$(2,106)

Class I:

Shares issued in reinvestment of distributions	—	—	18	$193

Class Z:

Shares sold	9,285	$100,000	—	—

Shares issued in reinvestment of distributions	—	—	865	$9,197

Shares redeemed	(8,193)	(88,653)	(14,446)	(149,467)

Net increase (decrease)	1,092	$11,347	(13,581)	$(140,270)

At June 30, 2024, certain shareholders of record individually or collectively held greater than 5% of the net assets of the Funds as follows: Emerging Markets Small Cap -three own 49%; Global Small Cap - three own 86%. Transactions by these shareholders may have a material impact on the Funds.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the

Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2024, the market value of Repurchase Agreements outstanding for Small Cap, Mid Cap, International Small Cap and Global Small Cap was $5,468,224, $4,110,386, $3,990,730 and $23,738 respectively.

Notes to Financial Statements (continued)

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by TimesSquare Capital Management, LLC (“TimesSquare”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in TimesSquare.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2024, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

Small Cap	0.79%[1]

Mid Cap	0.79%[2]

International Small Cap	0.75%

Emerging Markets Small Cap	0.95%

Global Small Cap	0.70%

[1]	The Board approved a reduction in the management fee rate from 0.79% to 0.76%, effective July 1, 2024.
[2]	The Board approved a reduction in the management fee rate from 0.79% to 0.66%, effective July 1, 2024.

The fee paid to TimesSquare for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least May 1, 2025, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Small Cap, Mid Cap, International Small Cap, Emerging Markets Small Cap and Global Small Cap to the annual rate of 0.99%, 1.13%, 1.05%, 1.25% and 1.00%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances. The Board approved a reduction in Small Cap’s expense cap from 0.99% to 0.96%, effective July 1, 2024.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the six months ended June 30, 2024, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

Small Cap	$43,119	—

Mid Cap	—	—

International Small Cap	45,044	—

Emerging Markets Small Cap	65,387	—

Global Small Cap	36,905	—

At June 30, 2024, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Small Cap	International Small Cap

Less than 1 year	$28,920	—

1-2 years	50,246	—

2-3 years	83,840	$45,044

Total	$163,006	$45,044

Notes to Financial Statements (continued)

Expiration Period	Emerging Markets Small Cap	Global Small Cap

Less than 1 year	$122,037	$73,376

1-2 years	143,032	82,328

2-3 years	160,778	71,647

Total	$425,847	$227,351

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of Emerging Markets Small Cap and Global Small Cap, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, Emerging Markets Small Cap and Global Small Cap may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of Emerging Markets Small Cap and Global Small Cap’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of Emerging Markets Small Cap’s and Global Small Cap’s average daily net assets attributable to the Class N shares.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2024, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Small Cap

Class N	0.20%	0.20%

Class I	0.10%	0.07%

Mid Cap

Class N	0.20%	0.20%

Class I	0.05%	0.05%

International Small Cap

Class N	0.25%	0.25%

Class I	0.10%	0.06%

Emerging Markets Small Cap

Class N	0.15%	0.15%

Class I	0.15%	—

Global Small Cap

Class N	0.15%	—

Class I	0.15%	—

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2024, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund loan program during the six months ended June 30, 2024 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Small Cap	$1,494,327	3	$765	6.230%

Mid Cap	3,807,526	1	649	6.225%

International Small Cap	1,095,734	5	935	6.226%

Notes to Financial Statements (continued)

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

International Small Cap	$11,487,978	8	$15,636	6.210%

Emerging Markets Small Cap and Global Small Cap did not participate in the interfund lending program for the six months ended June 30, 2024.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2024, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Small Cap	$47,099,047	$59,229,739

Mid Cap	172,035,941	222,081,462

International Small Cap	58,817,102	105,948,898

Emerging Markets Small Cap	754,232	823,346

Global Small Cap	704,875	680,380

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2024.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2024, was as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Small Cap	$11,397,291	$5,468,224	$6,165,786	$11,634,010

Mid Cap	25,499,001	4,110,386	22,618,629	26,729,015

International Small Cap	9,881,047	3,990,730	7,996,983	11,987,713

Global Small Cap	61,487	23,738	39,535	63,273

The following table summarizes the securities received as collateral for securities lending at June 30, 2024:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Small Cap	U.S. Treasury Obligations	0.000%-5.368%	07/31/24-02/15/53

Mid Cap	U.S. Treasury Obligations	0.000%-5.368%	07/30/24-11/15/53

International Small Cap	U.S. Treasury Obligations	0.000%-6.250%	07/11/24-08/15/53

Global Small Cap	U.S. Treasury Obligations	0.000%-6.250%	07/11/24-08/15/53

5. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) currency and price fluctuations.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies.

Management Risk: Because the Funds are actively managed investment portfolios, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that TimesSquare’s investment techniques and risk analysis will produce the desired result.

Small-and Mid- Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Growth Stock Risk: The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

Notes to Financial Statements (continued)

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase.

Frontier Markets Risk: Investments in frontier markets may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Risks that are characteristic of many emerging markets generally may be especially heightened in frontier markets due to political, economic, financial, or other factors.

Foreign Investment Risk: Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Emerging Markets Risk: Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

Currency Risk: Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the certain Funds to the risk that those currencies will decline in value relative to the U.S. dollar. The values of foreign currencies relative to the U.S. dollar may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments.

Geographic Focus Risk: To the extent a Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

Risks Associated with Investment in Japan: Certain Funds are highly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, and, therefore, is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. The Japanese economy, at times, has been impacted by government regulation, intervention, and protectionism; cross-ownership among major corporations; an aging demographic; and a declining population. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy.

Political Risk: Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

Large Shareholder Risk: To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor) or a group of shareholders with a common investment strategy, the Fund is subject to the risk that a redemption or large purchase by that shareholder or group of all or a large portion of its Fund shares will require the Fund to sell securities, or to invest additional cash, as the case may be, at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation. Purchases of a large number of shares may adversely affect the Fund’s performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it ordinarily would.

ESG Investing Risk: Because applying a Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, the Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by TimesSquare or any judgment exercised by TimesSquare will improve the financial performance of the Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or TimesSquare’s assessment of a company’s ESG practices may change over time. TimesSquare’s evaluation of a company also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third party data providers. Different methodologies may be used by the various issuers and third party sources that provide ESG data, and such ESG data often lacks standardization, consistency and transparency.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or

Notes to Financial Statements (continued)

request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2024:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Small Cap

Bethesda Securities LLC	$68,224	—	$68,224	$68,224	—

State of Wisconsin Investment Board	5,400,000	—	5,400,000	5,400,000	—

Total	$5,468,224	—	$5,468,224	$5,468,224	—

Mid Cap

Bethesda Securities LLC	$110,386	—	$110,386	$110,386	—

State of Wisconsin Investment Board	4,000,000	—	4,000,000	4,000,000	—

Total	$4,110,386	—	$4,110,386	$4,110,386	—

International Small Cap

Bethesda Securities LLC	$90,730	—	$90,730	$90,730	—

State of Wisconsin Investment Board	3,900,000	—	3,900,000	3,900,000	—

Total	$3,990,730	—	$3,990,730	$3,990,730	—

Global Small Cap

Bethesda Securities LLC	$23,738	—	$23,738	$23,738	—

8. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended June 30, 2024, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended June 30, 2024, is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended June 30, 2024.

Trustee fees and expenses

AMG TimesSquare Small Cap Growth Fund	$6,357

AMG TimesSquare Mid Cap Growth Fund	49,386

AMG TimesSquare International Small Cap Fund	7,418

AMG TimesSquare Emerging Markets Small Cap Fund	69

AMG TimesSquare Global Small Cap Fund	68

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare International Small Cap Fund, AMG TimesSquare Emerging Markets Small Cap Fund, and AMG TimesSquare Global Small Cap Fund: Approval of Investment Management Agreement and Subadvisory Agreements on June 12, 2024

At an in-person meeting held on June 12, 2024, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare International Small Cap Fund, AMG TimesSquare Emerging Markets Small Cap Fund and AMG TimesSquare Global Small Cap Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”); and (ii) the Subadvisory Agreement with respect to each Fund, as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with TimesSquare Capital Management, LLC, the Funds’ subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Funds, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management

Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 12, 2024 meeting and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreements and annual consideration of the Subadvisory Agreements thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreements. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG TimesSquare Mid Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024, was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell Midcap Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance relative to the Peer Group and the Fund Benchmark. The Trustees also noted that the Fund ranked in the top decile relative to its Peer Group for the 3-year and 5-year periods and that Class Z shares of the Fund ranked in the top quintile relative to its Peer Group for the 1-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG TimesSquare Small Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024, was below the median performance of the Peer Group and below, above, below, and above, respectively, the performance of the Fund Benchmark, the Russell 2000 Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance relative to the Fund Benchmark and the Peer Group and the Fund’s longer-term underperformance relative to the Peer Group. The Trustees also noted that the Fund ranked in the top half relative to its Peer Group for the 2022 calendar year. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG TimesSquare International Small Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund with that inception date) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024, was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the MSCI EAFE Small Cap Index. The Trustees took into account the reasons for the Fund’s underperformance relative to the Fund Benchmark and Peer Group and noted the impact of the Fund’s underperformance during certain calendar years on its longer-term performance. The Trustees also noted that the Fund ranked in the top half relative to its Peer Group for the 2022 calendar year. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG TimesSquare Emerging Markets Small Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year and 5-year periods ended March 31, 2024 and for the period from the Fund’s inception on December 14, 2016 through March 31, 2024, was above the median performance of the Peer Group and below the performance of the Fund Benchmark, the MSCI Emerging Markets Small Cap Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance relative to the Peer Group and underperformance relative to the Fund Benchmark. The Trustees also noted that the Fund ranked in the top decile relative to its Peer Group for the 5-year period and in the top quintile relative to its Peer

Group for the 1-year period and for the period from inception through March 31, 2024, and that Class Z shares of the Fund ranked in the top quintile relative to its Peer Group for the 3-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG TimesSquare Global Small Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year and 5-year periods ended March 31, 2024 and for the period from the Fund’s inception on May 30, 2018 through March 31, 2024, was below, above, below, and below, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the MSCI World Small Cap Index. The Trustees took into account management’s discussion of the Fund’s performance, including reasons for the Fund’s underperformance relative to the Fund Benchmark and the Peer Group. The Trustees also noted that Class Z shares of the Fund ranked in the top third relative to its Peer Group for the 3-year period. The Trustees concluded that the Fund’s performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 12, 2024 meeting and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset level of each Fund, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also, with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under the Subadvisory Agreements. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG TimesSquare Mid Cap Growth Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class Z shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were rated in the High and the Above Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.13%. The Trustees also noted that the Investment Manager proposed, effective July 1, 2024, to reduce the Fund’s management fee rate, and that this proposal was approved by the Board. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and key competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare Small Cap Growth Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class Z shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were rated in the Above Average and the Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.99%. The Trustees also took into account that the Investment Manager proposed, effective July 1, 2024 through May 1, 2026, to lower the Fund’s contractual expense limitation to 0.96% of the Fund’s net annual operating expenses (subject to certain excluded expenses), and that this proposal was approved by the Board. The Trustees also noted that the Investment Manager proposed, effective July 1, 2024, to reduce the Fund’s management fee rate, and that this proposal was approved by the

Board. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare International Small Cap Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were rated in the Below Average and the Above Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.05%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and key competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare Emerging Markets Small Cap Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class Z shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were both rated in the High rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.25%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and select competitors, and

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

the Fund’s small size relative to its peer universe. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare Global Small Cap Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class Z shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were both rated in the Below Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.00%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreements would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 12, 2024, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

TimesSquare Capital Management, LLC

75 Rockefeller Plaza

30th Floor

New York, NY 10019

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

Systematica Investments Limited, acting as general partner of Systematica Investments LP

wealth.amg.com	063024	SAR012

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2024

AMG Yacktman Fund

Class I: YACKX

AMG Yacktman Focused Fund

Class N: YAFFX	Class I: YAFIX

AMG Yacktman Global Fund

Class N: YFSSNX	Class I: YFSIX

AMG Yacktman Special Opportunities Fund

Class I: YASSX	Class Z: YASLX

wealth.amg.com	063024	SAR071

AMG Funds Semi-Annual Report — June 30, 2024 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedules of Portfolio Investments

AMG Yacktman Fund	2

AMG Yacktman Focused Fund	5

AMG Yacktman Global Fund	8

AMG Yacktman Special Opportunities Fund	10

Statement of Assets and Liabilities	12
Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	14
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	15
Detail of changes in assets for the past two fiscal periods

Financial Highlights	17
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	24
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	32

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	33

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Yacktman Fund Schedule of Portfolio Investments (unaudited) June 30, 2024

	Shares	Value

Common Stocks - 83.9%

Communication Services - 17.7%

Alphabet, Inc., Class C	1,880,000	$344,829,600

Bolloré SE (France)	95,900,000	563,021,644

Comcast Corp., Class A	1,100,000	43,076,000

Fox Corp., Class A1	2,400,000	82,488,000

Fox Corp., Class B	3,100,000	99,262,000

News Corp., Class A	8,000,000	220,560,000

The Walt Disney Co.	900,000	89,361,000

Warner Bros Discovery, Inc.*	4,400,000	32,736,000

Total Communication Services		1,475,334,244

Consumer Discretionary - 3.5%

Booking Holdings, Inc.	31,000	122,806,500

eBay, Inc.	1,250,000	67,150,000

Hyundai Mobis Co., Ltd. (South Korea)	550,000	99,920,192

Total Consumer Discretionary		289,876,692

Consumer Staples - 16.1%

Associated British Foods PLC (United Kingdom)	4,500,000	140,507,388

The Coca-Cola Co.	1,385,000	88,155,250

Colgate-Palmolive Co.	1,000,000	97,040,000

Darling Ingredients, Inc.*	1,005,000	36,933,750

Ingredion, Inc.	1,150,000	131,905,000

Kellanova	1,200,000	69,216,000

Kenvue, Inc.	5,000,000	90,900,000

KT&G Corp. (South Korea)	1,452,810	92,830,044

PepsiCo, Inc.	1,400,000	230,902,000

The Procter & Gamble Co.	1,300,000	214,396,000

Sysco Corp.	920,000	65,678,800

Tyson Foods, Inc., Class A	1,460,000	83,424,400

Total Consumer Staples		1,341,888,632

Energy - 12.5%

Canadian Natural Resources, Ltd. (Canada)	16,400,000	583,840,000

ConocoPhillips	890,000	101,798,200

Devon Energy Corp.	1,610,000	76,314,000

Diamondback Energy, Inc.	800,000	160,152,000

EOG Resources, Inc.	955,000	120,205,850

Total Energy		1,042,310,050

Financials - 9.7%

The Bank of New York Mellon Corp.	2,100,000	125,769,000

Berkshire Hathaway, Inc., Class B*	340,000	138,312,000

The Charles Schwab Corp.	3,200,000	235,808,000

The Goldman Sachs Group, Inc.	100,000	45,232,000

State Street Corp.	1,800,000	133,200,000

	Shares	Value

Wells Fargo & Co.	2,100,000	$124,719,000

Total Financials		803,040,000

Health Care - 3.5%

Elevance Health, Inc.	290,000	157,139,400

Embecta Corp.	1,600,000	20,000,000

Johnson & Johnson	767,682	112,204,401

Total Health Care		289,343,801

Industrials - 9.1%

Armstrong World Industries, Inc.	735,000	83,231,400

Brenntag SE (Germany)	1,850,000	124,800,919

GrafTech International, Ltd.*	8,000,000	7,760,000

L3Harris Technologies, Inc.	355,000	79,725,900

Lockheed Martin Corp.	195,000	91,084,500

Northrop Grumman Corp.	225,000	98,088,750

Samsung C&T Corp. (South Korea)	700,000	71,837,597

U-Haul Holding Co.*,1	330,000	20,370,900

U-Haul Holding Co., Non-Voting Shares	2,950,000	177,059,000

Total Industrials		753,958,966

Information Technology - 8.2%

Cisco Systems, Inc.	700,000	33,257,000

Cognizant Technology Solutions Corp., Class A	2,600,000	176,800,000

Corning, Inc.	1,100,000	42,735,000

Microsoft Corp.	800,000	357,560,000

Oracle Corp.	400,000	56,480,000

Samsung Electronics Co., Ltd. (South Korea)	200,000	11,770,764

Total Information Technology		678,602,764

Materials - 3.1%

Olin Corp.	2,205,000	103,965,750

Reliance, Inc.	530,000	151,368,000

Total Materials		255,333,750

Utilities - 0.5%

Talen Energy Corp.*	400,000	44,408,000

Total Common Stocks
(Cost $4,250,826,946)		6,974,096,899

Preferred Stocks - 7.6%

Consumer Discretionary - 1.5%

Hyundai Motor Co., 7.960% (South Korea)	400,000	53,043,705

Hyundai Motor Co., 8.200% (South Korea)	523,882	68,931,404

Total Consumer Discretionary		121,975,109

Information Technology - 6.1%

Samsung Electronics Co., Ltd., 1.560% (South Korea)	11,050,000	507,380,305

Total Preferred Stocks
(Cost $304,566,646)		629,355,414

The accompanying notes are an integral part of these financial statements.

2

AMG Yacktman Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 8.6%

Joint Repurchase Agreements - 0.3%[2]

Bethesda Securities LLC, dated 06/28/24, due 07/01/24, 5.450% total to be received $5,367,026 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.070%, 10/01/27 - 01/01/57, totaling $5,471,882)	$5,364,590	$5,364,590

CF Secured, LLC, dated 06/28/24, due 07/01/24, 5.430% total to be received $544,186 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.500%, 04/30/27 - 04/20/72, totaling $554,819)	543,940	543,940

Santander U.S. Capital Markets LLC, dated 06/28/24, due 07/01/24, 5.390% total to be received $550,883 (collateralized by various U.S. Government Agency Obligations, 0.010% - 6.833%, 09/25/28 - 03/20/71, totaling $561,649)	550,636	550,636

State of Wisconsin Investment Board, dated 06/28/24, due 07/01/24, 5.450% total to be received $15,006,813 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 10/15/25 - 02/15/53, totaling $15,270,746)	15,000,000	15,000,000

Total Joint Repurchase Agreements		21,459,166

	Principal Amount	Value

U.S. Government Obligations - 3.9%

U.S. Treasury Bills, 5.148%, 01/23/25[3]	$84,000,000	$81,642,330

U.S. Treasury Bills, 5.160%, 06/12/25[3]	83,000,000	79,123,070

U.S. Treasury Bills, 5.226%, 03/20/25[3]	85,000,000	81,936,457

U.S. Treasury Bills, 5.366%, 10/03/24[3]	80,000,000	78,919,000

Total U.S. Government Obligations		321,620,857

Repurchase Agreements - 2.2%

Fixed Income Clearing Corp., dated 06/28/24, due 07/01/24, 5.150% total to be received $186,650,070 (collateralized by a U.S. Treasury Note, 0.125%, 04/15/25, totaling $190,301,516)	186,570,000	186,570,000

	Shares

Other Investment Companies - 2.2%

JPMorgan U.S. Government Money Market Fund, IM Shares, 5.25%[4]	184,992,298	184,992,298

Total Short-Term Investments
(Cost $715,021,767)		714,642,321

Total Investments - 100.1%
(Cost $5,270,415,359)		8,318,094,634

Other Assets, less Liabilities - (0.1)%		(10,578,372)

Net Assets - 100.0%		$8,307,516,262

*	Non-income producing security.

[1]

Some of these securities, amounting to $21,411,643 or 0.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Represents yield to maturity at June 30, 2024.

[4]	Yield shown represents the June 30, 2024, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

3

AMG Yacktman Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2024:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Communication Services	$912,312,600	$563,021,644	—	$1,475,334,244

Consumer Staples	1,108,551,200	233,337,432	—	1,341,888,632

Energy	1,042,310,050	—	—	1,042,310,050

Financials	803,040,000	—	—	803,040,000

Industrials	557,320,450	196,638,516	—	753,958,966

Information Technology	666,832,000	11,770,764	—	678,602,764

Consumer Discretionary	189,956,500	99,920,192	—	289,876,692

Health Care	289,343,801	—	—	289,343,801

Materials	255,333,750	—	—	255,333,750

Utilities	44,408,000	—	—	44,408,000

Preferred Stocks†	—	629,355,414	—	629,355,414

Short-Term Investments

Joint Repurchase Agreements	—	21,459,166	—	21,459,166

U.S. Government Obligations	—	321,620,857	—	321,620,857

Repurchase Agreements	—	186,570,000	—	186,570,000

Other Investment Companies	184,992,298	—	—	184,992,298

Total Investments in Securities	$6,054,400,649	$2,263,693,985	—	$8,318,094,634

†	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

4

AMG Yacktman Focused Fund Schedule of Portfolio Investments (unaudited) June 30, 2024

	Shares	Value

Common Stocks - 77.0%

Communication Services - 19.3%

Alphabet, Inc., Class C	840,000	$154,072,800

Bolloré SE (France)	50,000,000	293,546,217

Fox Corp., Class B	3,000,000	96,060,000

News Corp., Class A	3,300,000	90,981,000

News Corp., Class B1	200,000	5,678,000

The Walt Disney Co.	300,000	29,787,000

Warner Bros Discovery, Inc.*	1,900,000	14,136,000

Total Communication Services		684,261,017

Consumer Discretionary - 3.2%

eBay, Inc.	950,000	51,034,000

Hyundai Home Shopping Network

Corp. (South Korea)	439,418	16,309,702

Hyundai Mobis Co., Ltd. (South Korea)	260,000	47,235,000

Total Consumer Discretionary		114,578,702

Consumer Staples - 13.0%

Associated British Foods PLC (United Kingdom)	600,000	18,734,319

The Coca-Cola Co.	470,000	29,915,500

Ingredion, Inc.	510,000	58,497,000

Kellanova	300,000	17,304,000

Kenvue, Inc.	1,000,000	18,180,000

KT&G Corp. (South Korea)	1,600,000	102,235,027

PepsiCo, Inc.	540,000	89,062,200

The Procter & Gamble Co.	540,000	89,056,800

Tyson Foods, Inc., Class A	700,000	39,998,000

Total Consumer Staples		462,982,846

Energy - 13.3%

Canadian Natural Resources, Ltd. (Canada)	8,100,000	288,360,000

ConocoPhillips	400,000	45,752,000

Devon Energy Corp.	720,000	34,128,000

Diamondback Energy, Inc.	290,000	58,055,100

EOG Resources, Inc.	371,000	46,697,770

Total Energy		472,992,870

Financials - 6.2%

The Bank of New York Mellon Corp.	600,000	35,934,000

Berkshire Hathaway, Inc., Class B*	100,000	40,680,000

The Charles Schwab Corp.	1,225,000	90,270,250

State Street Corp.	700,000	51,800,000

Total Financials		218,684,250

Health Care - 1.3%

Johnson & Johnson	322,427	47,125,930

	Shares	Value

Industrials - 9.9%

Brenntag SE (Germany)	600,000	$40,475,974

L3Harris Technologies, Inc.	170,000	38,178,600

Lockheed Martin Corp.	95,000	44,374,500

Northrop Grumman Corp.	90,000	39,235,500

Samsung C&T Corp. (South Korea)	460,000	47,207,564

U-Haul Holding Co.*	59,000	3,642,070

U-Haul Holding Co., Non-Voting Shares	1,850,000	111,037,000

Yuasa Trading Co., Ltd. (Japan)	800,000	28,292,500

Total Industrials		352,443,708

Information Technology - 7.2%

Cognizant Technology Solutions Corp., Class A	1,150,000	78,200,000

Microsoft Corp.	350,000	156,432,500

Oracle Corp.	150,000	21,180,000

Total Information Technology		255,812,500

Materials - 3.6%

Nihon Parkerizing Co., Ltd. (Japan)	1,868,100	15,217,799

Olin Corp.	995,000	46,914,250

Reliance, Inc.	230,000	65,688,000

Total Materials		127,820,049

Total Common Stocks (Cost $1,799,293,140)		2,736,701,872

	Principal Amount

Corporate Bonds and Notes - 0.7%

Industrials - 0.7%

GrafTech Finance, Inc. 4.625%, 12/15/28[1,2]	$17,800,000	11,283,235

GrafTech Global Enterprises, Inc. 9.875%, 12/15/28[1,2]	15,200,000	11,203,390

Total Industrials		22,486,625

Total Corporate Bonds and Notes (Cost $24,712,373)		22,486,625

	Shares

Preferred Stocks - 15.3%

Consumer Discretionary - 4.1%

Hyundai Motor Co., 7.960% (South Korea)	438,620	58,165,075

Hyundai Motor Co., 8.200% (South Korea)	661,380	87,023,131

Total Consumer Discretionary		145,188,206

Consumer Staples - 0.6%

Amorepacific Corp., 2.050% (South Korea)	250,000	8,517,980

LG Household & Health Care Co., Ltd., 2.320% (South Korea)	118,000	13,057,772

Total Consumer Staples		21,575,752

The accompanying notes are an integral part of these financial statements.

5

AMG Yacktman Focused Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 10.6%

Samsung Electronics Co., Ltd., 1.560% (South Korea)	8,200,000	$376,517,511

Total Preferred Stocks (Cost $319,184,914)		543,281,469

	Principal Amount

Short-Term Investments - 7.7%

Joint Repurchase Agreements - 0.6%[3]

Bethesda Securities LLC, dated 06/28/24, due 07/01/24, 5.450% total to be received $5,378,680 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.070%, 10/01/27 - 01/01/57, totaling $5,483,763)	$5,376,238	5,376,238

CF Secured, LLC, dated 06/28/24, due 07/01/24, 5.430% total to be received $4,804,583 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.500%, 04/30/27 - 04/20/72, totaling $4,898,459)	4,802,410	4,802,410

Santander U.S. Capital Markets LLC, dated 06/28/24, due 07/01/24, 5.390% total to be received $552,462 (collateralized by various U.S. Government Agency Obligations, 0.010% - 6.833%, 09/25/28 - 03/20/71, totaling $563,258)	552,214	552,214

State of Wisconsin Investment Board, dated 06/28/24, due 07/01/24, 5.450% total to be received $10,779,799 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 10/15/25 - 02/15/53, totaling $10,969,389)	10,774,905	10,774,905

Total Joint Repurchase Agreements		21,505,767

	Principal Amount	Value

U.S. Government Obligations - 3.9%

U.S. Treasury Bills, 5.148%, 01/23/25[4]	$36,000,000	$34,989,570

U.S. Treasury Bills, 5.160%, 06/12/25[4]	36,000,000	34,318,440

U.S. Treasury Bills, 5.226%, 03/20/25[4]	37,000,000	35,666,458

U.S. Treasury Bills, 5.366%, 10/03/24[4]	35,000,000	34,527,062

Total U.S. Government Obligations		139,501,530

Repurchase Agreements - 1.5%

Fixed Income Clearing Corp., dated 06/28/24, due 07/01/24, 5.150% total to be received $54,242,269 (collateralized by a U.S. Treasury Note, 0.125%, 04/15/25, totaling $55,303,481)	54,219,000	54,219,000

	Shares

Other Investment Companies - 1.7%

JPMorgan U.S. Government Money Market Fund, IM Shares, 5.25%[5]	59,443,368	59,443,368

Total Short-Term Investments (Cost $274,833,493)		274,669,665

Total Investments - 100.7% (Cost $2,418,023,920)		3,577,139,631

Other Assets, less Liabilities - (0.7)%		(24,186,678)

Net Assets - 100.0%		$3,552,952,953

*	Non-income producing security.

[1]

Some of these securities, amounting to $25,163,461 or 0.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the value of these securities amounted to $22,486,625 or 0.6% of net assets.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[4]	Represents yield to maturity at June 30, 2024.

[5]	Yield shown represents the June 30, 2024, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

6

AMG Yacktman Focused Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2024:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities
Common Stocks

Communication Services	$390,714,800	$293,546,217	—	$684,261,017

Energy	472,992,870	—	—	472,992,870

Consumer Staples	342,013,500	120,969,346	—	462,982,846

Industrials	236,467,670	115,976,038	—	352,443,708

Information Technology	255,812,500	—	—	255,812,500

Financials	218,684,250	—	—	218,684,250

Materials	112,602,250	15,217,799	—	127,820,049

Consumer Discretionary	51,034,000	63,544,702	—	114,578,702

Health Care	47,125,930	—	—	47,125,930

Corporate Bonds and Notes†	—	22,486,625	—	22,486,625

Preferred Stocks

Information Technology	—	376,517,511	—	376,517,511

Consumer Discretionary	—	145,188,206	—	145,188,206

Consumer Staples	8,517,980	13,057,772	—	21,575,752

Short-Term Investments

Joint Repurchase Agreements	—	21,505,767	—	21,505,767

U.S. Government Obligations	—	139,501,530	—	139,501,530

Repurchase Agreements	—	54,219,000	—	54,219,000

Other Investment Companies	59,443,368	—	—	59,443,368

Total Investments in Securities	$2,195,409,118	$1,381,730,513	—	$3,577,139,631

†

All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

7

AMG Yacktman Global Fund Schedule of Portfolio Investments (unaudited) June 30, 2024

	Shares	Value

Common Stocks - 79.3%

Communication Services - 13.2%

Alphabet, Inc., Class C (United States)	4,700	$862,074

Bolloré SE (France)	2,750,000	16,145,042

Fox Corp., Class B (United States)	115,000	3,682,300

News Corp., Class A (United States)	30,000	827,100

Reading International, Inc., Class A (United States)*	320,000	454,400

The Walt Disney Co. (United States)	8,000	794,320

Total Communication Services		22,765,236

Consumer Discretionary - 10.8%

Car Mate Manufacturing Co., Ltd. (Japan)	52,500	310,973

Continental AG (Germany)	10,000	566,372

Daewon San Up Co., Ltd. (South Korea)	160,000	731,650

Dong Ah Tire & Rubber Co., Ltd. (South Korea)	200,000	1,792,953

HI-LEX Corp. (Japan)	730,000	6,679,325

Hyundai Home Shopping Network Corp. (South Korea)	93,236	3,460,603

Hyundai Mobis Co., Ltd. (South Korea)	25,000	4,541,827

Rinnai Corp. (Japan)	24,000	547,217

Total Consumer Discretionary		18,630,920

Consumer Staples - 4.9%

Associated British Foods PLC (United Kingdom)	28,000	874,268

Kenvue, Inc. (United States)	14,924	271,318

KT&G Corp. (South Korea)	80,000	5,111,751

Naked Wines PLC (United Kingdom)*	745,000	612,141

PepsiCo, Inc. (United States)	5,000	824,650

The Procter & Gamble Co. (United States)	5,000	824,600

Total Consumer Staples		8,518,728

Energy - 15.9%

Amplify Energy Corp. (United States)*	115,000	779,700

Canadian Natural Resources, Ltd. (Canada)	350,000	12,460,000

Mi Chang Oil Industrial Co., Ltd. (South Korea)	17,976	991,842

Total Energy Services, Inc. (Canada)	1,050,000	7,414,203

Unit Corp. (United States)	160,000	5,840,000

Total Energy		27,485,745

Financials - 0.5%

The Charles Schwab Corp. (United States)	12,000	884,280

Health Care - 2.4%

BML, Inc. (Japan)	120,000	2,152,226

Johnson & Johnson (United States)	5,500	803,880

Kissei Pharmaceutical Co., Ltd. (Japan)	9,400	190,584

Medipal Holdings Corp. (Japan)	70,000	1,067,171

Total Health Care		4,213,861

	Shares	Value

Industrials - 24.1%

Ajis Co., Ltd. (Japan)	60,000	$928,585

Brenntag SE (Germany)	15,000	1,011,899

CB Industrial Product Holding Bhd (Malaysia)	10,500,000	2,759,936

Cie de L’Odet SE (France)	4,500	6,304,878

KFC, Ltd. (Japan)	31,900	297,380

Komelon Corp. (South Korea)	120,000	784,917

Ocean Wilsons Holdings, Ltd. (Bermuda)	340,000	5,544,343

Parker Corp. (Japan)	172,500	994,044

Sam Yung Trading Co., Ltd. (South Korea)	180,000	1,703,887

Samsung C&T Corp. (South Korea)	86,000	8,825,762

Sekisui Jushi Corp. (Japan)	140,000	1,986,539

Shinwa Co., Ltd./Nagoya (Japan)	100,000	1,833,530

U-Haul Holding Co. (United States)*	6,000	370,380

U-Haul Holding Co., Non-Voting Shares (United States)	60,000	3,601,200

Yuasa Trading Co., Ltd. (Japan)	130,000	4,597,531

Total Industrials		41,544,811

Information Technology - 4.0%

CAC Holdings Corp. (Japan)	240,000	2,800,432

Cognizant Technology Solutions Corp., Class A

(United States)	10,000	680,000

Hochiki Corp. (Japan)	160,000	2,235,445

INFOvine Co., Ltd. (South Korea)	20,000	302,942

Microsoft Corp. (United States)	1,800	804,510

Total Information Technology		6,823,329

Materials - 3.5%

KISCO Holdings Co., Ltd. (South Korea)	70,000	998,845

Kohsoku Corp. (Japan)	90,000	1,385,024

Nihon Parkerizing Co., Ltd. (Japan)	250,000	2,036,534

The Pack Corp. (Japan)	70,000	1,656,645

Total Materials		6,077,048

Total Common Stocks (Cost $115,643,577)		136,943,958

Preferred Stocks - 17.0%

Consumer Discretionary - 4.6%

Hyundai Motor Co., 8.200% (South Korea)	60,000	7,894,687

Consumer Staples - 3.5%

Amorepacific Corp., 2.050% (South Korea)	25,000	851,798

LG Household & Health Care Co., Ltd., 2.320% (South Korea)	47,000	5,200,977

Total Consumer Staples		6,052,775

Industrials - 0.4%

Sebang Co., Ltd., 3.970% (South Korea)	106,126	597,513

The accompanying notes are an integral part of these financial statements.

8

AMG Yacktman Global Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 8.5%

Samsung Electronics Co., Ltd., 1.560% (South Korea)	320,000	$14,693,366

Total Preferred Stocks (Cost $26,994,734)		29,238,341

Short-Term Investments - 3.4%

Other Investment Companies - 3.4%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[1]	5,960,247	5,960,247

Total Short-Term Investments (Cost $5,960,247)		5,960,247

Value

Total Investments - 99.7% (Cost $148,598,558)	$172,142,546

Other Assets, less Liabilities - 0.3%	476,882

Net Assets - 100.0%	$172,619,428

*	Non-income producing security.

[1]	Yield shown represents the June 30, 2024, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2024:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Industrials	$14,908,331	$26,636,480	—	$41,544,811

Energy	26,493,903	991,842	—	27,485,745

Communication Services	6,620,194	16,145,042	—	22,765,236

Consumer Discretionary	2,103,926	16,526,994	—	18,630,920

Consumer Staples	2,532,709	5,986,019	—	8,518,728

Information Technology	1,787,452	5,035,877	—	6,823,329

Materials	—	6,077,048	—	6,077,048

Health Care	803,880	3,409,981	—	4,213,861

Financials	884,280	—	—	884,280

Preferred Stocks

Information Technology	—	14,693,366	—	14,693,366

Consumer Discretionary	—	7,894,687	—	7,894,687

Consumer Staples	851,798	5,200,977	—	6,052,775

Industrials	597,513	—	—	597,513

Short-Term Investments

Other Investment Companies	5,960,247	—	—	5,960,247

Total Investments in Securities	$63,544,233	$108,598,313	—	$172,142,546

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

9

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (unaudited) June 30, 2024

	Shares	Value

Common Stocks - 95.0%

Communication Services - 0.3%

Reading International, Inc., Class A (United States)*	120,000	$170,400

Consumer Discretionary - 15.6%

America’s Car-Mart, Inc. (United States)*	29,000	1,746,090

B&S Group, S.A.R.L. (Luxembourg)[1]	75,000	401,606

Dong Ah Tire & Rubber Co., Ltd. (South Korea)	48,000	430,309

Italian Design Brands S.P.A. (Italy)*	50,000	556,894

Legacy Housing Corp. (United States)*	130,000	2,982,200

Texhong International Group, Ltd. (Hong Kong)*	4,202,500	2,351,749

Total Consumer Discretionary		8,468,848

Consumer Staples - 10.5%

Delfi, Ltd. (Singapore)	3,000,000	1,908,361

Italian Wine Brands S.P.A (Italy)	102,500	2,406,426

Naked Wines PLC (United Kingdom)*	900,000	739,498

NeoPharm Co., Ltd. (South Korea)	29,000	620,488

Total Consumer Staples		5,674,773

Energy - 24.3%

Amplify Energy Corp. (United States)*	120,000	813,600

Arrow Exploration Corp. (Canada)*	7,500,000	2,417,591

Hargreaves Services PLC (United Kingdom)	215,000	1,451,313

Hemisphere Energy Corp. (Canada)	637,400	829,335

Horizon Oil, Ltd. (Australia)	11,000,000	1,320,858

Mi Chang Oil Industrial Co., Ltd. (South Korea)	6,000	331,056

Noram Drilling A.S. (Norway)	158,000	580,088

Pardee Resources Co., Inc. (United States)	1,200	345,600

Total Energy Services, Inc. (Canada)	417,900	2,950,853

Unit Corp. (United States)	58,000	2,117,000

Total Energy		13,157,294

Financials - 8.9%

A-Mark Precious Metals, Inc. (United States)[2]	25,000	809,250

Omni Bridgeway, Ltd. (Australia)*	5,500,000	4,035,243

Total Financials		4,844,493

Health Care - 1.0%

Medical Facilities Corp. (Canada)	60,000	554,804

Industrials - 24.1%

Boustead Singapore, Ltd. (Singapore)	375,000	287,437

CB Industrial Product Holding Bhd (Malaysia)	1,000,000	262,851

Cie de L’Odet SE (France)	1,800	2,521,951

Fila S.P.A. (Italy)	260,000	2,389,075

Komelon Corp. (South Korea)	45,000	294,344

Macfarlane Group PLC (United Kingdom)	1,500,000	2,256,419

	Shares	Value

Maezawa Industries, Inc. (Japan)	60,000	$546,233

Mitani Corp. (Japan)	30,000	303,002

Ocean Wilsons Holdings, Ltd. (Bermuda)	55,000	896,879

Sam Yung Trading Co., Ltd. (South Korea)	80,000	757,283

Sekisui Jushi Corp. (Japan)	18,000	255,412

U-Haul Holding Co., Non-Voting Shares (United States)	38,000	2,280,760

Total Industrials		13,051,646

Information Technology - 0.8%

Bixolon Co., Ltd. (South Korea)	120,000	404,068

Materials - 8.7%

Amerigo Resources, Ltd. (Canada)	400,000	453,200

Brickability Group PLC (United Kingdom)	2,450,000	2,104,284

KISCO Holdings Co., Ltd. (South Korea)	48,000	684,923

Master Drilling Group, Ltd. (South Africa)	450,000	296,805

Okamoto Industries, Inc. (Japan)	28,000	874,599

SK Kaken Co., Ltd. (Japan)	6,000	320,716

Total Materials		4,734,527

Utilities - 0.8%

Maxim Power Corp. (Canada)*	140,000	408,319

Total Common Stocks
(Cost $47,500,417)		51,469,172

Preferred Stock - 1.7%

Information Technology - 1.7%

Samsung Electronics Co., Ltd., 1.560% (South Korea)	20,000	918,335

Total Preferred Stock
(Cost $320,545)		918,335

	Principal Amount

Short-Term Investments - 4.7%

Joint Repurchase Agreements - 1.5%[3]

Bethesda Securities LLC, dated 06/28/24, due 07/01/24, 5.450% total to be received $826,508 (collateralized by various U.S. Government Agency Obligations, 2.500% -6.070%, 10/01/27 - 01/01/57, totaling $842,656)	$826,133	826,133

	Shares

Other Investment Companies - 3.2%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[4]	1,727,398	1,727,398

Total Short-Term Investments
(Cost $2,553,531)		2,553,531

Total Investments - 101.4%
(Cost $50,374,493)		54,941,038

The accompanying notes are an integral part of these financial statements.

10

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (continued)

Value

Other Assets, less Liabilities - (1.4)%	$(762,985)

Net Assets - 100.0%	$54,178,053

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the value of this security amounted to $401,606 or 0.7% of net assets.

[2]	Some of this security, amounting to $801,158 or 1.5% of net assets, was out on loan to various borrowers and is collateralized by cash. See Note 4 of Notes to Financial Statements.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[4]	Yield shown represents the June 30, 2024, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2024:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Energy	$12,826,238	$331,056	—	$13,157,294

Industrials	9,146,269	3,905,377	—	13,051,646

Consumer Discretionary	8,468,848	—	—	8,468,848

Consumer Staples	739,498	4,935,275	—	5,674,773

Financials	809,250	4,035,243	—	4,844,493

Materials	750,005	3,984,522	—	4,734,527

Health Care	554,804	—	—	554,804

Utilities	408,319	—	—	408,319

Information Technology	—	404,068	—	404,068

Communication Services	170,400	—	—	170,400

Preferred Stock†	—	918,335	—	918,335

Short-Term Investments

Joint Repurchase Agreements	—	826,133	—	826,133

Other Investment Companies	1,727,398	—	—	1,727,398

Total Investments in Securities	$35,601,029	$19,340,009	—	$54,941,038

†	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities (unaudited) June 30, 2024

	AMG Yacktman Fund	AMG Yacktman Focused Fund	AMG Yacktman Global Fund	AMG Yacktman Special Opportunities Fund

Assets:

Investments at value [1] (including securities on loan valued at $21,411,643, $25,163,461, $0, and $801,158, respectively)	$8,318,094,634	$3,577,139,631	$172,142,546	$54,941,038

Cash	2,338	892	—	—

Foreign currency[2]	4,364,967	421,941	192,812	32,998

Receivable for investments sold	—	—	—	141,282

Dividend and interest receivables	15,599,721	6,293,181	521,336	80,182

Securities lending income receivable	7,463	27,966	3	207

Receivable for Fund shares sold	2,670,464	1,528,320	42	—

Receivable from affiliate	—	—	6,355	3,508

Prepaid expenses and other assets	144,511	86,625	15,507	12,500

Total assets	8,340,884,098	3,585,498,556	172,878,601	55,211,715

Liabilities:

Payable upon return of securities loaned	21,459,166	21,505,767	—	826,133

Payable for investments purchased	812,873	279,656	—	—

Payable for Fund shares repurchased	5,795,280	7,103,499	81,641	131,378

Accrued expenses:

Investment advisory and management fees	2,929,176	2,553,432	101,701	17,089

Administrative fees	1,024,179	440,247	21,486	6,785

Shareholder service fees	580,368	263,888	390	1,921

Other	766,794	399,114	53,955	50,356

Total liabilities	33,367,836	32,545,603	259,173	1,033,662

Commitments and Contingencies (Notes 2 & 6)

Net Assets	$8,307,516,262	$3,552,952,953	$172,619,428	$54,178,053

[1] Investments at cost	$5,270,415,359	$2,418,023,920	$148,598,558	$50,374,493

[2] Foreign currency at cost	$4,355,281	$423,796	$192,950	$33,031

The accompanying notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities (continued)

	AMG Yacktman Fund	AMG Yacktman Focused Fund	AMG Yacktman Global Fund	AMG Yacktman Special Opportunities Fund

Net Assets Represent:

Paid-in capital	$4,883,471,744	$2,225,942,305	$149,299,851	$50,143,970

Total distributable earnings	3,424,044,518	1,327,010,648	23,319,577	4,034,083

Net Assets	$8,307,516,262	$3,552,952,953	$172,619,428	$54,178,053

Class N:

Net Assets	—	$1,735,304,572	$2,360,123	—

Shares outstanding	—	82,394,107	152,366	—

Net asset value, offering and redemption price per share	—	$21.06	$15.49	—

Class I:

Net Assets	$8,307,516,262	$1,817,648,381	$170,259,305	$22,991,738

Shares outstanding	339,605,095	86,589,809	10,952,157	2,109,062

Net asset value, offering and redemption price per share	$24.46	$20.99	$15.55	$10.90

Class Z:

Net Assets	—	—	—	$31,186,315

Shares outstanding	—	—	—	2,850,899

Net asset value, offering and redemption price per share	—	—	—	$10.94

The accompanying notes are an integral part of these financial statements.

13

Statement of Operations (unaudited) For the six months ended June 30, 2024

	AMG Yacktman Fund	AMG Yacktman Focused Fund	AMG Yacktman Global Fund	AMG Yacktman Special Opportunities Fund

Investment Income:

Dividend income	$99,509,842	$49,824,863	$3,120,935	$1,244,772

Interest income	12,994,609	6,835,211	1,284	841

Securities lending income	38,794	151,454	188	3,691

Foreign withholding tax	(5,763,854)	(4,456,483)	(306,196)	(66,921)

Total investment income	106,779,391	52,355,045	2,816,211	1,182,383

Expenses:

Investment advisory and management fees	18,000,605	15,893,787	652,336	173,896

Administrative fees	6,295,591	2,740,308	137,817	50,256

Shareholder servicing fees - Class N	—	1,637,801	2,392	—

Shareholder servicing fees - Class I	3,567,501	—	—	17,169

Custodian fees	402,614	221,367	30,435	23,671

Trustee fees and expenses	314,792	137,538	6,943	2,709

Professional fees	283,481	135,558	23,699	20,423

Transfer agent fees	217,226	105,358	3,462	1,542

Reports to shareholders	216,845	106,069	4,739	5,263

Registration fees	50,765	42,317	23,737	9,846

Interest expense	—	—	—	1,765

Miscellaneous	180,071	79,054	4,401	3,000

Total expenses before offsets	29,529,491	21,099,157	889,961	309,540

Expense reimbursements	—	—	(33,101)	(26,250)

Fee waivers	(47,091)	(16,364)	—	—

Net expenses	29,482,400	21,082,793	856,860	283,290

Net investment income	77,296,991	31,272,252	1,959,351	899,093

Net Realized and Unrealized Gain:

Net realized gain on investments	261,360,436	95,348,607	3,871,000	798,384

Net realized loss on foreign currency transactions	(74,115)	(667,681)	(118,597)	(13,752)

Net change in unrealized appreciation/depreciation on investments	59,300,832	32,731,023	(2,955,982)	(280,356)

Net change in unrealized appreciation/depreciation on foreign currency translations	(255,720)	(71,683)	(11,646)	(2,868)

Net realized and unrealized gain	320,331,433	127,340,266	784,775	501,408

Net increase in net assets resulting from operations	$397,628,424	$158,612,518	$2,744,126	$1,400,501

The accompanying notes are an integral part of these financial statements.

14

Statements of Changes in Net Assets For the six months ended June 30, 2024 (unaudited) and the fiscal year ended December 31, 2023

	AMG Yacktman Fund		AMG Yacktman Focused Fund

	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023

Increase in Net Assets Resulting From Operations:

Net investment income	$77,296,991	$137,379,211	$31,272,252	$39,881,779

Net realized gain on investments	261,286,321	229,170,082	94,680,926	163,480,723

Net change in unrealized appreciation/depreciation on investments	59,045,112	805,799,649	32,659,340	347,824,531

Net increase in net assets resulting from operations	397,628,424	1,172,348,942	158,612,518	551,187,033

Distributions to Shareholders:

Class N	—	—	—	(77,433,936)

Class I	—	(360,103,585)	—	(84,719,132)

Total distributions to shareholders	—	(360,103,585)	—	(162,153,068)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(564,144,817)	(311,253,360)	(305,992,157)	(225,102,893)

Total increase (decrease) in net assets	(166,516,393)	500,991,997	(147,379,639)	163,931,072

Net Assets:

Beginning of period	8,474,032,655	7,973,040,658	3,700,332,592	3,536,401,520

End of period	$8,307,516,262	$8,474,032,655	$3,552,952,953	$3,700,332,592

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2024 (unaudited) and the fiscal year ended December 31, 2023

	AMG Yacktman Global Fund		AMG Yacktman Special Opportunities Fund

	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023

Increase in Net Assets Resulting From Operations:

Net investment income	$1,959,351	$3,675,792	$899,093	$2,319,094

Net realized gain on investments	3,752,403	5,159,484	784,632	2,226,959

Net change in unrealized appreciation/depreciation on investments	(2,967,628)	17,849,533	(283,224)	(2,610,422)

Net increase in net assets resulting from operations	2,744,126	26,684,809	1,400,501	1,935,631

Distributions to Shareholders:

Class N	—	(164,990)	—	—

Class I	—	(14,169,608)	—	(3,386,442)

Class Z	—	—	—	(2,979,968)

Total distributions to shareholders	—	(14,334,598)	—	(6,366,410)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(20,190,685)	26,870,906	(20,352,528)	(6,245,176)

Total increase (decrease) in net assets	(17,446,559)	39,221,117	(18,952,027)	(10,675,955)

Net Assets:

Beginning of period	190,065,987	150,844,870	73,130,080	83,806,035

End of period	$172,619,428	$190,065,987	$54,178,053	$73,130,080

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

16

AMG Yacktman Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended December 31,
Class I	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$23.34	$21.13	$24.50	$21.26	$20.48	$19.05

Income (loss) from Investment Operations:

Net investment income[1,2]	0.22	0.38	0.35	0.26 [3]	0.27	0.35

Net realized and unrealized gain (loss) on investments	0.90	2.86	(2.17)	3.89	2.81	2.99

Total income (loss) from investment operations	1.12	3.24	(1.82)	4.15	3.08	3.34

Less Distributions to Shareholders from:

Net investment income	—	(0.42)	(0.33)	(0.27)	(0.28)	(0.37)

Net realized gain on investments	—	(0.61)	(1.22)	(0.64)	(2.02)	(1.54)

Total distributions to shareholders	—	(1.03)	(1.55)	(0.91)	(2.30)	(1.91)

Net Asset Value, End of Period	$24.46	$23.34	$21.13	$24.50	$21.26	$20.48

Total Return[2,4]	4.80%[5]	15.39%	(7.37)%	19.63%	15.28%	17.66%

Ratio of net expenses to average net assets	0.70%[6]	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of gross expenses to average net assets[7]	0.70%[6]	0.70%	0.70%	0.70%	0.71%	0.71%

Ratio of net investment income to average net assets[2]	1.84%[6]	1.68%	1.54%	1.09%	1.38%	1.70%

Portfolio turnover	2%[5]	5%	11%	15%	27%	35%

Net assets end of period (000’s) omitted	$8,307,516	$8,474,033	$7,973,041	$9,475,623	$7,636,139	$8,242,523

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.21.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

17

AMG Yacktman Focused Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$20.18	$18.11	$21.21	$19.09	$18.25	$17.78

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.17	0.20	0.22	0.14 [3]	0.15	0.23

Net realized and unrealized gain (loss) on investments	0.71	2.76	(1.94)	2.98	2.95	3.13

Total income (loss) from investment operations	0.88	2.96	(1.72)	3.12	3.10	3.36

Less Distributions to Shareholders from:

Net investment income	—	(0.25)	(0.21)	(0.16)	(0.15)	(0.25)

Net realized gain on investments	—	(0.64)	(1.17)	(0.84)	(2.11)	(2.64)

Total distributions to shareholders	—	(0.89)	(1.38)	(1.00)	(2.26)	(2.89)

Net Asset Value, End of Period	$21.06	$20.18	$18.11	$21.21	$19.09	$18.25

Total Return[2,4]	4.36%[5]	16.45%	(8.06)%	16.45%	17.26%	19.13%

Ratio of net expenses to average net assets	1.24%[6]	1.25%[7]	1.25%[7]	1.25%[7]	1.24%	1.24%

Ratio of gross expenses to average net assets[8]	1.24%[6]	1.25%[7]	1.25%[7]	1.25%[7]	1.26%	1.26%

Ratio of net investment income to average net assets[2]	1.62%[6]	1.02%	1.14%	0.68%	0.85%	1.20%

Portfolio turnover	1%[5]	4%	13%	19%	33%	31%

Net assets end of period (000’s) omitted	$1,735,305	$1,798,471	$1,730,316	$2,158,777	$1,943,998	$2,078,758

18

AMG Yacktman Focused Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$20.10	$18.04	$21.13	$19.03	$18.19	$17.74

Income (loss) from Investment Operations:

Net investment income[1,2]	0.19	0.23	0.26	0.18 [3]	0.18	0.27

Net realized and unrealized gain (loss) on investments	0.70	2.76	(1.93)	2.96	2.96	3.11

Total income (loss) from investment operations	0.89	2.99	(1.67)	3.14	3.14	3.38

Less Distributions to Shareholders from:

Net investment income	—	(0.29)	(0.25)	(0.20)	(0.19)	(0.29)

Net realized gain on investments	—	(0.64)	(1.17)	(0.84)	(2.11)	(2.64)

Total distributions to shareholders	—	(0.93)	(1.42)	(1.04)	(2.30)	(2.93)

Net Asset Value, End of Period	$20.99	$20.10	$18.04	$21.13	$19.03	$18.19

Total Return[2,4]	4.43%[5]	16.67%	(7.85)%	16.62%	17.52%	19.30%

Ratio of net expenses to average net assets	1.06%[6]	1.06%	1.06%	1.06%	1.06%	1.06%

Ratio of gross expenses to average net assets[8]	1.06%[6]	1.06%	1.06%	1.06%	1.07%	1.07%

Ratio of net investment income to average net assets[2]	1.80%[6]	1.21%	1.33%	0.87%	1.04%	1.39%

Portfolio turnover	1%[5]	4%	13%	19%	33%	31%

Net assets end of period (000’s) omitted	$1,817,648	$1,901,862	$1,806,085	$2,309,078	$1,695,239	$1,554,975

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.09 and $0.13 for Class N and Class I, respectively.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%, less than 0.01% and 0.01% for the fiscal years ended 2023, 2022 and 2021, respectively.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

19

AMG Yacktman Global Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$15.30	$14.21	$16.36	$15.69	$13.90	$11.94

Income (loss) from Investment Operations:

Net investment income[1,2]	0.15	0.29 [3]	0.21	0.19 [4]	0.18	0.17

Net realized and unrealized gain (loss) on investments	0.04	2.00	(1.74)	1.80	2.35	2.37

Total income (loss) from investment operations	0.19	2.29	(1.53)	1.99	2.53	2.54

Less Distributions to Shareholders from:

Net investment income	—	(0.68)	—	(0.55)	(0.23)	(0.25)

Net realized gain on investments	—	(0.52)	(0.62)	(0.77)	(0.51)	(0.33)

Total distributions to shareholders	—	(1.20)	(0.62)	(1.32)	(0.74)	(0.58)

Net Asset Value, End of Period	$15.49	$15.30	$14.21	$16.36	$15.69	$13.90

Total Return[2,5]	1.24%[6]	16.30%	(9.31)%	12.96%	18.32%	21.40%

Ratio of net expenses to average net assets	1.13%[7]	1.13%	1.13%	1.16%[8]	1.19%	1.12%

Ratio of gross expenses to average net assets[9]	1.17%[7]	1.16%	1.17%	1.18%[8]	1.25%	1.22%

Ratio of net investment income to average net assets[2]	1.94%[7]	1.92%	1.47%	1.12%	1.40%	1.28%

Portfolio turnover	2%[6]	11%	11%	17%	27%	23%

Net assets end of period (000’s) omitted	$2,360	$2,325	$1,354	$775	$431	$183

20

AMG Yacktman Global Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$15.34	$14.25	$16.36	$15.69	$13.89	$11.94

Income (loss) from Investment Operations:

Net investment income[1,2]	0.17	0.32 [3]	0.25	0.22 [4]	0.20	0.17

Net realized and unrealized gain (loss) on investments	0.04	2.00	(1.74)	1.79	2.35	2.36

Total income (loss) from investment operations	0.21	2.32	(1.49)	2.01	2.55	2.53

Less Distributions to Shareholders from:

Net investment income	—	(0.71)	—	(0.57)	(0.24)	(0.25)

Net realized gain on investments	—	(0.52)	(0.62)	(0.77)	(0.51)	(0.33)

Total distributions to shareholders	—	(1.23)	(0.62)	(1.34)	(0.75)	(0.58)

Net Asset Value, End of Period	$15.55	$15.34	$14.25	$16.36	$15.69	$13.89

Total Return[2,5]	1.37%[6]	16.46%	(9.06)%	13.08%	18.47%	21.32%

Ratio of net expenses to average net assets	0.93%[7]	0.93%	0.93%	1.00%[8]	1.08%	1.08%

Ratio of gross expenses to average net assets[9]	0.97%[7]	0.96%	0.97%	1.02%[8]	1.15%	1.19%

Ratio of net investment income to average net assets[2]	2.14%[7]	2.12%	1.67%	1.28%	1.51%	1.31%

Portfolio turnover	2%[6]	11%	11%	17%	27%	23%

Net assets end of period (000’s) omitted	$170,259	$187,741	$149,491	$170,316	$132,758	$96,041

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.23 and $0.26 for Class N and Class I, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.15 and $0.17 for Class N and Class I, respectively.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Annualized.

[8]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

21

AMG Yacktman Special Opportunities Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$10.68	$11.27	$13.16	$11.02	$10.04	$9.82

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.14	0.32 [3]	0.08	(0.01)	0.20 [4]	0.24

Net realized and unrealized gain (loss) on investments	0.08	0.04	(1.87)	2.65	1.06	0.73

Total income (loss) from investment operations	0.22	0.36	(1.79)	2.64	1.26	0.97

Less Distributions to Shareholders from:

Net investment income	—	(0.68)	—	(0.15)	(0.23)	(0.21)

Net realized gain on investments	—	(0.27)	(0.10)	(0.35)	(0.05)	(0.54)

Total distributions to shareholders	—	(0.95)	(0.10)	(0.50)	(0.28)	(0.75)

Net Asset Value, End of Period	$10.90	$10.68	$11.27	$13.16	$11.02	$10.04

Total Return[2,5]	2.06%[6]	3.24%	(13.59)%	24.30%	12.66%	10.20%

Ratio of net expenses to average net assets[7]	0.89%[8,9]	1.13%	1.96%[10]	2.29%[10]	1.14%	1.29%

Ratio of gross expenses to average net assets[7,11]	0.97%[8]	1.19%	2.00%[10]	2.29%[10]	1.23%	1.47%

Ratio of net investment income (loss) to average net assets[2,7]	2.63%[8]	2.81%	0.69%	(0.09)%	2.27%	2.32%

Portfolio turnover	6%[6]	24%	40%	21%	37%	24%

Net assets end of period (000’s) omitted	$22,992	$38,793	$47,024	$33,912	$13,881	$11,701

22

AMG Yacktman Special Opportunities Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class Z	June 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$10.71	$11.31	$13.20	$11.04	$10.06	$9.84

Income (loss) from Investment Operations:

Net investment income[1,2]	0.15	0.33 [3]	0.10	0.00 [12]	0.21 [4]	0.25

Net realized and unrealized gain (loss) on investments	0.08	0.03	(1.88)	2.67	1.06	0.72

Total income (loss) from investment operations	0.23	0.36	(1.78)	2.67	1.27	0.97

Less Distributions to Shareholders from:

Net investment income	—	(0.69)	(0.01)	(0.16)	(0.24)	(0.21)

Net realized gain on investments	—	(0.27)	(0.10)	(0.35)	(0.05)	(0.54)

Total distributions to shareholders	—	(0.96)	(0.11)	(0.51)	(0.29)	(0.75)

Net Asset Value, End of Period	$10.94	$10.71	$11.31	$13.20	$11.04	$10.06

Total Return[2,5]	2.06%[6]	3.44%	(13.57)%	24.42%	12.83%	10.27%

Ratio of net expenses to average net assets[7]	0.79%[8,9]	1.03%	1.86%[10]	2.19%[10]	1.04%	1.19%

Ratio of gross expenses to average net assets[7,11]	0.87%[8]	1.09%	1.90%[10]	2.19%[10]	1.13%	1.37%

Ratio of net investment income to average net assets[2,7]	2.73%[8]	2.91%	0.79%	0.01%	2.37%	2.42%

Portfolio turnover	6%[6]	24%	40%	21%	37%	24%

Net assets end of period (000’s) omitted	$31,186	$34,337	$36,782	$78,197	$64,908	$47,981

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.27 and $0.28 for Class I and Class Z, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.17 and $0.18 for Class I and Class Z, respectively.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]

Includes a performance adjustment amounting to (0.42)% for the six months ended June 30, 2024, which is not annualized, and (0.61)%, 0.22%, 0.55%, (0.60)% and (0.45)% for the fiscal years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively. (See Note 2 in the Notes to Financial Statements).

[8]	Annualized.

[9]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[10]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.01%.

[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[12]	Less than $0.005 per share.

23

Notes to Financial Statements (unaudited) June 30, 2024

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Yacktman Fund (“Yacktman Fund”), AMG Yacktman Focused Fund (“Yacktman Focused”), AMG Yacktman Global Fund (“Yacktman Global”) and AMG Yacktman Special Opportunities Fund (“Yacktman Special Opportunities”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. Yacktman Fund and Yacktman Special Opportunities have established Class N, Class I and Class Z shares. Currently, Yacktman Fund offers only Class I shares and Yacktman Special Opportunities offers only Class I shares and Class Z shares. Yacktman Focused and Yacktman Global have established and offer Class N and Class I shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Yacktman Focused, Yacktman Global and Yacktman Special Opportunities are non-diversified funds.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities, including options, traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be

24

Notes to Financial Statements (continued)

observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences for Yacktman Global are primarily due to passive foreign investment companies. There were no permanent differences for Yacktman Fund, Yacktman Focused and Yacktman Special Opportunities. Temporary differences are primarily due to write-off of outstanding defaulted securities interest for Yacktman Fund and Yacktman Focused, and premium amortization on callable bonds for Yacktman Focused. In addition, temporary differences for each Fund are due to wash sale loss deferrals, and mark-to-market on passive foreign investment companies. Temporary differences also include taxable dividends payable for Yacktman Global.

At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Yacktman Fund	$5,270,415,359	$3,241,345,935	$(193,666,660)	$3,047,679,275

Yacktman Focused	2,418,023,920	1,269,547,239	(110,431,528)	1,159,115,711

Yacktman Global	148,598,558	32,090,639	(8,546,651)	23,543,988

Yacktman Special Opportunities	50,374,493	13,278,896	(8,712,351)	4,566,545

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

25

Notes to Financial Statements (continued)

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2023, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2024, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2024 (unaudited) and the fiscal year ended December 31, 2023, the capital stock transactions by class for the Funds were as follows:

	Yacktman Fund				Yacktman Focused
	June 30, 2024		December 31, 2023		June 30, 2024		December 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	—	—	—	—	2,552,155	$53,263,065	4,984,313	$96,043,282

Shares issued in reinvestment of distributions	—	—	—	—	—	—	3,855,512	76,339,138

Shares redeemed	—	—	—	—	(9,264,000)	(192,698,250)	(15,257,857)	(294,725,391)

Net decrease	—	—	—	—	(6,711,845)	$(139,435,185)	(6,418,032)	$(122,342,971)

Class I:

Shares sold	13,397,546	$323,467,835	34,457,972	$767,882,557	6,381,941	$132,623,848	13,130,392	$251,622,460

Shares issued in reinvestment of distributions	—	—	14,266,780	327,850,612	—	—	3,901,519	76,937,961

Shares redeemed	(36,885,811)	(887,612,652)	(62,958,568)	(1,406,986,529)	(14,419,675)	(299,180,820)	(22,520,182)	(431,320,343)

Net decrease	(23,488,265)	$(564,144,817)	(14,233,816)	$(311,253,360)	(8,037,734)	$(166,556,972)	(5,488,271)	$(102,759,922)

	Yacktman Global				Yacktman Special Opportunities
	June 30, 2024		December 31, 2023		June 30, 2024		December 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	22,606	$356,812	98,793	$1,485,778	—	—	—	—

Shares issued in reinvestment of distributions	—	—	10,847	164,235	—	—	—	—

Shares redeemed	(22,169)	(346,349)	(52,936)	(798,154)	—	—	—	—

Net increase	437	$10,463	56,704	$851,859	—	—	—	—

Class I:

Shares sold	368,576	$5,837,032	2,402,734	$35,786,674	146,836	$1,571,045	1,647,292	$18,841,654

Shares issued in reinvestment of distributions	—	—	559,170	8,482,587	—	—	320,890	3,380,430

Shares redeemed	(1,652,153)	(26,038,180)	(1,219,771)	(18,250,214)	(1,669,572)	(18,078,773)	(2,507,310)	(27,923,527)

Net increase (decrease)	(1,283,577)	$(20,201,148)	1,742,133	$26,019,047	(1,522,736)	$(16,507,728)	(539,128)	$(5,701,443)

Class Z:

Shares sold	—	—	—	—	27,874	$300,462	72,604	$820,680

Shares issued in reinvestment of distributions	—	—	—	—	—	—	161,282	1,704,410

Shares redeemed	—	—	—	—	(381,839)	(4,145,262)	(281,776)	(3,068,823)

Net decrease	—	—	—	—	(353,965)	$(3,844,800)	(47,890)	$(543,733)

26

Notes to Financial Statements (continued)

At June 30, 2024, one affiliated investor, Yacktman Asset Management LP, owned 15% of the net assets in Yacktman Special Opportunities. Transactions by shareholders of record that individually or collectively hold greater than 5% of a Fund’s net assets may have a material impact on a Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2024, the market value of Repurchase Agreements outstanding for Yacktman Fund, Yacktman Focused, Yacktman Global and Yacktman Special Opportunities was $208,029,166, $75,724,767, $0 and $826,133, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Yacktman Asset Management LP (“Yacktman”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Yacktman.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2024, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

Yacktman Fund

on first $500 million	0.52%

next $500 million	0.47%

over $1 billion	0.42%

Yacktman Focused	0.87%

Yacktman Global	0.71%

Yacktman Special Opportunities	1.37%

The fee paid to Yacktman for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

Yacktman Special Opportunities has a performance-based fee structure that consists of an investment management fee and a performance adjustment (“Performance Adjustment”). The monthly investment management fee is increased or reduced by the Performance Adjustment, based on the Fund’s performance relative to the MSCI ACWI All Cap Index over the then preceding twelve months. The Performance Adjustment for the Fund may not exceed plus or minus 0.75%. For the six months ended June 30, 2024, the Performance Adjustment decreased the management fee by a net amount of $285,110, resulting in an effective management fee rate of 0.95%.

The Investment Manager has contractually agreed, through at least May 1, 2025, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses, as well as shareholder servicing fees and distribution and service (12b-1) fees and, with respect to Yacktman Special Opportunities, investment management fees and administrative fees) of Yacktman Global and Yacktman Special Opportunities to the annual rate of 0.93% and 0.12%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect for the applicable Fund or share class from time to time, the “Expense Cap”), subject to later reimbursement by the applicable Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid,

27

Notes to Financial Statements (continued)

waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation (unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund).

For the six months ended June 30, 2024, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

Yacktman Global	$33,101	—

Yacktman Special Opportunities	26,250	—

At June 30, 2024, the Funds’ expiration of reimbursements subject to recoupment, if any, is as follows:

Expiration Period	Yacktman Global	Yacktman Special Opportunities

Less than 1 year	$37,561	$5,456

1-2 years	58,793	53,283

2-3 years	71,630	47,556

Total	$167,984	$106,295

The Investment Manager has agreed to waive a portion of its management fee in consideration of a shareholder servicing rebate that it has received from JPMorgan Distribution Services, Inc., with respect to direct investments in the JPMorgan U.S. Government Money Market Fund, IM Shares by Yacktman Fund and Yacktman Focused. For the six months ended June 30, 2024, the investment management fees for Yacktman Fund and Yacktman Focused were reduced by $47,091 and $16,364, respectively, or less than 0.01% of average daily net assets.

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Class N of Yacktman Focused and Yacktman Global and for Class I of Yacktman Fund and Yacktman Special Opportunities, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N shares of Yacktman Focused and Yacktman Global and Class I shares of Yacktman Fund and Yacktman Special Opportunities may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2024, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Yacktman Fund

Class I	0.20%	0.08%

Yacktman Focused

Class N	0.20%	0.18%

Yacktman Global

Class N	0.20%	0.20%

Yacktman Special Opportunities

Class I	0.10%	0.10%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2024, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund loan program during the six months ended June 30, 2024 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Yacktman Fund	$11,501,152	15	$29,413	6.223%

28

Notes to Financial Statements (continued)

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Yacktman Focused	11,479,542	9	$17,602	6.218%

Yacktman Global	1,882,018	4	1,284	6.225%

Yacktman Special Opportunities	2,465,451	2	841	6.225%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Yacktman Special Opportunities	$2,586,594	4	$1,765	6.225%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2024, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Yacktman Fund	$186,813,900	$674,280,307

Yacktman Focused	28,996,520	275,685,715

Yacktman Global	4,075,045	18,488,569

Yacktman Special Opportunities	3,605,880	18,436,280

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2024.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

Yacktman Global did not have any securities on loan at June 30, 2024.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2024, was as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Yacktman Fund	$21,411,643	$21,459,166	$396,890	$21,856,056

Yacktman Focused	25,163,461	21,505,767	4,137,768	25,643,535

Yacktman Special Opportunities	801,158	826,133	—	826,133

The following table summarizes the securities received as collateral for securities lending at June 30, 2024:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Yacktman Fund	U.S. Treasury Obligations	0.125%-5.250%	10/15/24-05/15/52

Yacktman Focused	U.S. Treasury Obligations	0.125%-5.250%	10/15/24-05/15/52

5. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) currency and price fluctuations.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies.

Management Risk: Because the Funds are actively managed investment portfolios, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to their benchmarks or other funds with a similar investment objective. There can be no guarantee that Yacktman’s investment techniques and risk analysis will produce the desired result.

Non-Diversified Fund Risk: Certain Funds are non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Funds at greater risk. Notwithstanding the Funds’ status as a “non-diversified” investment company under the 1940 Act, the Funds intend to qualify as a regulated investment company accorded favorable tax treatment under the Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Funds’ intention to qualify as a regulated investment company may limit their pursuit of their investment strategy and their investment strategy could limit their ability to so qualify.

29

Notes to Financial Statements (continued)

Large-Capitalization Stock Risk: The stocks of large capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small-, mid-, or micro capitalization companies.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Small-, Mid- and Micro- Capitalization Stock Risk: The stocks of small-,mid-, and micro- capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase.

Foreign Investment Risk: Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Emerging Markets Risk: Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

Currency Risk: Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject certain Funds to the risk that those currencies will decline in value relative to the U.S. dollar.

Geographic Focus Risk: To the extent a Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

Risks Associated with Investment in South Korea: Investments in South Korean issuers will subject a Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors, including escalated tensions involving North Korea and any outbreak of hostilities involving North Korea, or the threat of an outbreak of such hostilities, may have a severe adverse effect on the South Korean economy. The South Korean economy is reliant on trading exports, and disruptions or decreases in trade activity could lead to declines in South Korea’s economic growth potential.

Focused Investment Risk: To the extent a Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.

Political Risk: Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

Debt Securities Risk: The value of a debt security changes in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Credit and Counterparty Risk: The issuer of bonds or other debt securities or a counterparty to a derivatives contract (including over-the-counter counterparties as well as brokers and clearinghouses in respect of exchange-traded and/or cleared products) may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.

Interest Rate Risk: Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Funds may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when they would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Funds.

High Yield Risk: Below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. OPTIONS

The Funds may purchase and write call options and put options on a variety of underlying securities and instruments, including, but not limited to, specific securities, securities indices, futures contracts and foreign currencies. The Funds purchase or write call and put options to generate income and hedge against losses or lock in gains of underlying portfolio security positions. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying security or instrument at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security or instrument at the agreed-upon price during the option period. Options purchased are recorded as an asset, while options written (sold)

30

Notes to Financial Statements (continued)

are recorded as liabilities. When a Fund writes options it bears the risk of an unfavorable change in the market value of the instrument underlying the written option. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. The Funds did not hold option contracts during the six months ended June 30, 2024.

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2024:

		Gross Amount Not Offset in the Statement of Assets and Liabilities

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Yacktman Fund

Bethesda Securities LLC	$5,364,590	—	$5,364,590	$5,364,590	—

CF Secured, LLC	543,940	—	543,940	543,940	—

Santander U.S. Capital Markets LLC	550,636	—	550,636	550,636	—

State of Wisconsin Investment Board	15,000,000	—	15,000,000	15,000,000	—

Fixed Income Clearing Corp.	186,570,000	—	186,570,000	186,570,000	—

Total	$208,029,166	—	$208,029,166	$208,029,166	—

Yacktman Focused

Bethesda Securities LLC	$5,376,238	—	$5,376,238	$5,376,238	—

CF Secured, LLC	4,802,410	—	4,802,410	4,802,410	—

Santander U.S. Capital Markets LLC	552,214	—	552,214	552,214	—

State of Wisconsin Investment Board	10,774,905	—	10,774,905	10,774,905	—

Fixed Income Clearing Corp.	54,219,000	—	54,219,000	54,219,000	—

Total	$75,724,767	—	$75,724,767	$75,724,767	—

Yacktman Special Opportunities

Bethesda Securities LLC	$826,133	—	$826,133	$826,133	—

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

31

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended June 30, 2024, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended June 30, 2024, is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended June 30, 2024.

Trustee fees and expenses

AMG Yacktman Fund	$314,792

AMG Yacktman Focused Fund	137,538

AMG Yacktman Global Fund	6,943

AMG Yacktman Special Opportunities Fund	2,709

32

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Global Fund, and AMG Yacktman Special Opportunities Fund: Approval of Investment Management Agreement and Subadvisory Agreements on June 12, 2024

At an in-person meeting held on June 12, 2024, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Global Fund, and AMG Yacktman Special Opportunities Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”); and (ii) the Subadvisory Agreement with respect to each Fund, as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with Yacktman Asset Management LP, the Funds’ subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Funds, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 12, 2024 meeting and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser;

assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for AMG Yacktman Special Opportunities Fund and AMG Yacktman Global Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the

33

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG Yacktman Focused Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024, was above, below, above, and above, respectively, the median performance of the Peer Group and above, below, above, and above, respectively, the performance of the Fund Benchmark, the Russell 1000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent and longer-term outperformance and the fact that the Fund ranked in the top quintile relative to its Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG Yacktman Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (the Fund’s sole share class) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024 was above, below, above, and above, respectively, the median performance of the Peer Group and above, below, above, and above, respectively, the performance of the Fund Benchmark, the Russell 1000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent and longer-term outperformance and the fact that the Fund ranked in the top quartile relative to its Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG Yacktman Global Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, and 5-year periods ended March 31, 2024 and for the period from the Fund’s inception on January 30, 2017 through March 31, 2024 was above, below, above, and above, respectively, the median performance of the Peer Group and below, below, below, and above, respectively, the performance of the Fund Benchmark, the MSCI World Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance relative to the Fund Benchmark. The Trustees noted that Class I shares of the Fund ranked in the top percentile relative to its Peer Group for the period from inception through March 31, 2024, in the top quintile relative to its Peer Group for the 5-year period, and in the top third relative to its Peer Group for the 1-year period. The Trustees also took into account the fact that the Fund’s investment strategy and Fund Benchmark changed effective July 1, 2021, and that the performance information prior to that date reflected that of the Fund’s prior investment strategy. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG Yacktman Special Opportunities Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, and 5-year periods ended March 31, 2024 and for the period from the Class Z shares’ inception on June 30, 2014 through March 31, 2024, was below, below, below, and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the MSCI ACWI All Cap Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Peer Group and Fund Benchmark. The Trustees noted that Class Z shares of the Fund ranked in the top decile relative to its Peer Group for the period from inception through March 31, 2024. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 12, 2024 meeting and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for AMG Yacktman Special Opportunities Fund and AMG Yacktman Global Fund. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to

34

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement and the differences in, among other things, portfolio composition, cash holdings, security holdings, strategy and diversification among the Funds. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG Yacktman Focused Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were both rated in the High rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors, as well as the Fund’s non-diversified, flexible investment approach. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the

Investment Manager and the Subadviser (which is an affiliate of the Investment Manager) and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses as of March 31, 2024, were both rated in the Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Global Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were both rated in the Above Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.93%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Special Opportunities Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were both rated in the High rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.12%. The Trustees also took into account management’s discussion of the Fund’s expenses relative to comparably sized funds and select competitors, as well as the performance adjustment component of the Fund’s management fee. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 12, 2024, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

35

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Yacktman Asset Management LP

6300 Bridgepoint Parkway

Building One, Suite 500

Austin, TX 78730

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

Systematica Investments Limited, acting as general partner of Systematica Investments LP

wealth.amg.com	063024	SAR071

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2024

AMG GW&K Municipal Enhanced SMA Shares

Ticker: MESHX

wealth.amg.com	063024	SAR090

AMG Funds Semi-Annual Report — June 30, 2024 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Portfolio Investments	2

Statement of Assets and Liabilities	6

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	7

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	8

Detail of changes in assets for the past fiscal period

Financial Highlights	9

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	10

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	15

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	16

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG GW&K Municipal Enhanced SMA Shares Schedule of Portfolio Investments (unaudited) June 30, 2024

	Principal Amount	Value

Municipal Bonds - 94.5%

Alabama - 3.6%

County of Jefferson Sewer Revenue 5.500%, 10/01/53	$4,750,000	$5,140,494

California - 1.9%

California Municipal Finance Authority, 5.000%, 05/15/43	485,000	497,869
5.000%, 05/15/48	795,000	809,317

California Municipal Finance Authority, Series A 4.000%, 02/01/51	240,000	217,336

Riverside County Transportation Commission, Series B1 4.000%, 06/01/46	420,000	403,040

Riverside County Transportation Commission, Series C 4.000%, 06/01/47	555,000	529,970

San Diego County Regional Airport Authority, Series B 4.000%, 07/01/51	325,000	303,931

Total California		2,761,463

Colorado - 2.5%

Colorado Health Facilities Authority, Series A, 5.000%, 08/01/44	930,000	957,598
5.250%, 12/01/54	1,000,000	1,077,998

Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	1,275,000	1,562,491

Total Colorado		3,598,087

Connecticut - 0.9%

Connecticut State Health & Educational Facilities Authority, 4.000%, 07/01/39	485,000	475,361
4.000%, 07/01/40	555,000	535,213
4.000%, 07/01/42	285,000	266,767

Total Connecticut		1,277,341

Florida - 11.7%

Brevard County Health Facilities Authority, Series A 5.000%, 04/01/47	1,185,000	1,240,658

City of Tampa, Series B 5.000%, 07/01/50	495,000	509,295

County of Miami-Dade Florida Seaport Department, Series 1, (AGM) 4.000%, 10/01/45	2,265,000	2,113,421

County of Miami-Dade Florida Seaport Department, Series A 5.250%, 10/01/52	365,000	385,653

County of Miami-Dade Florida Water & Sewer System 4.000%, 10/01/48	1,675,000	1,623,140

	Principal Amount	Value

Escambia County Health Facilities Authority 4.000%, 08/15/50	$985,000	$867,514

Florida Development Finance Corp., 4.000%, 02/01/52	485,000	367,714
5.000%, 02/01/52	325,000	309,566
5.250%, 08/01/55	1,750,000	1,827,045

Florida Housing Finance Corp., Series 3, (GNMA FNMA FHLMC) 4.750%, 07/01/54	3,500,000	3,500,860

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	815,000	732,417

Miami Beach Health Facilities Authority, 4.000%, 11/15/46	2,370,000	2,250,194
4.000%, 11/15/51	1,250,000	1,166,664

Total Florida		16,894,141

Georgia - 1.0%

Columbia County Hospital Authority, Series A 5.750%, 04/01/53	1,250,000	1,396,814

Illinois - 6.0%

Chicago O’Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	1,100,000	1,112,860

Metropolitan Pier & Exposition Authority, 4.000%, 12/15/42	325,000	320,264
4.000%, 06/15/52	485,000	448,794
5.000%, 06/15/50	815,000	842,216

State of Illinois, 5.500%, 05/01/39	650,000	711,537
5.750%, 05/01/45	485,000	526,760

State of Illinois, Series A, 4.000%, 03/01/40	1,240,000	1,202,328
5.000%, 03/01/46	355,000	370,165

State of Illinois, Series B, 5.250%, 05/01/48	1,000,000	1,081,626
5.250%, 05/01/49	1,000,000	1,079,085
5.500%, 05/01/47	815,000	886,847

Total Illinois		8,582,482

Louisiana - 2.0%

Louisiana Stadium & Exposition District, Series A 5.250%, 07/01/53	2,615,000	2,821,282

Massachusetts - 2.8%

Massachusetts Development Finance Agency, 4.000%, 07/01/51	970,000	817,848
5.250%, 07/01/52	3,040,000	3,246,571

Total Massachusetts		4,064,419

Michigan - 1.8%

Great Lakes Water Authority Water Supply System Revenue, Series B 5.250%, 07/01/53	2,405,000	2,644,698

The accompanying notes are an integral part of these financial statements.

2

AMG GW&K Municipal Enhanced SMA Shares Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Minnesota - 1.2%

Duluth Economic Development Authority, Series A 5.000%, 02/15/48	$410,000	$414,592

Minnesota Agricultural & Economic Development Board, Series 2024 5.250%, 01/01/54	1,250,000	1,348,219

Total Minnesota		1,762,811

Missouri - 1.0%

Health & Educational Facilities Authority of the State of Missouri 4.000%, 06/01/53	1,500,000	1,431,279

Nebraska - 0.8%

Central Plains Energy Project #3, Series A 5.000%, 09/01/42	1,025,000	1,114,313

New Jersey - 5.8%

New Jersey Economic Development Authority, Series QQQ, 4.000%, 06/15/46	240,000	234,588
4.000%, 06/15/50	400,000	382,085

New Jersey Transportation Trust Fund Authority 5.250%, 06/15/46	325,000	355,665

New Jersey Transportation Trust Fund Authority, Series AA, 4.000%, 06/15/45	340,000	328,983
4.000%, 06/15/50	325,000	309,465
5.000%, 06/15/50	240,000	252,028

New Jersey Transportation Trust Fund Authority, Series BB 5.250%, 06/15/50	2,000,000	2,185,698

South Jersey Transportation Authority, 4.625%, 11/01/47	2,070,000	2,109,100
5.250%, 11/01/52	820,000	871,648

Tobacco Settlement Financing Corp., Series A, 5.000%, 06/01/46	405,000	413,640
5.250%, 06/01/46	530,000	547,952

Tobacco Settlement Financing Corp., Series B 5.000%, 06/01/46	290,000	292,653

Total New Jersey		8,283,505

New York - 14.4%

City of New York, Series C 4.125%, 03/01/54	1,000,000	984,459

Metropolitan Transportation Authority, Series 1, 4.750%, 11/15/45	3,625,000	3,719,888
5.000%, 11/15/50	1,000,000	1,041,546
5.250%, 11/15/55	490,000	515,372

New York City Transitional Finance Authority Future Tax Secured, Series 1 5.000%, 05/01/48	1,000,000	1,081,521

New York State Dormitory Authority 5.000%, 05/01/52	485,000	508,639

	Principal Amount	Value

New York State Dormitory Authority, Series A, 4.000%, 07/01/47	$550,000	$527,474
4.000%, 07/01/52	340,000	318,731

New York State Thruway Authority, Series B 4.000%, 01/01/45	325,000	316,102

New York State Urban Development Corp., Series A 4.000%, 03/15/48	1,175,000	1,135,662

New York Transportation Development Corp., 4.000%, 12/01/39	295,000	295,163
4.000%, 04/30/53	1,125,000	933,597
5.000%, 12/01/40	845,000	888,765
5.000%, 12/01/41	815,000	853,759
5.500%, 06/30/54	1,000,000	1,059,938
5.625%, 04/01/40	1,000,000	1,087,418
6.000%, 04/01/35	500,000	565,112
6.000%, 06/30/54	2,500,000	2,745,573

New York Transportation Development Corp. (AGM) 5.000%, 06/30/49	1,110,000	1,150,533

Suffolk Regional Off-Track Betting Co. 6.000%, 12/01/53	1,000,000	1,042,304

Total New York		20,771,556

North Carolina - 2.6%

North Carolina Turnpike Authority, Series A, (AGM) 5.000%, 01/01/58	3,500,000	3,696,081

Ohio - 1.0%

Ohio Housing Finance Agency, Series A, (GNMA FNMA FHLMC) 4.550%, 09/01/49	1,500,000	1,505,300

Pennsylvania - 7.9%

Allegheny County Airport Authority, Series A 5.000%, 01/01/51	815,000	839,446

Geisinger Authority 4.000%, 04/01/50	1,340,000	1,264,400

Montgomery County Higher Education and Health Authority, Series B 5.000%, 05/01/52	770,000	795,094

Pennsylvania Economic Development Financing Authority 5.250%, 06/30/53	2,185,000	2,266,711

Pennsylvania Economic Development Financing Authority, (AGM) 5.000%, 12/31/57	3,980,000	4,107,781

Pennsylvania Turnpike Commission, Series A 4.000%, 12/01/50	1,135,000	1,062,475

Philadelphia Authority for Industrial Development 5.250%, 11/01/52	1,010,000	1,059,041

Total Pennsylvania		11,394,948

The accompanying notes are an integral part of these financial statements.

3

AMG GW&K Municipal Enhanced SMA Shares Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Rhode Island - 4.4%

Rhode Island Health and Educational Building Corp., 5.000%, 11/01/53	$1,020,000	$1,081,049
5.250%, 05/15/54	4,500,000	4,775,165

Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/40	530,000	532,929

Total Rhode Island		6,389,143

South Carolina - 2.4%

Richland County School District No 2, Series A, (South Carolina School District) 1.875%, 03/01/38	1,600,000	1,174,058

South Carolina Jobs-Economic Development Authority, Series A 5.500%, 11/01/54	2,000,000	2,220,124

Total South Carolina		3,394,182

Tennessee - 3.7%

City of Chattanooga Electric 2.000%, 09/01/40	1,400,000	993,959

Knox County Health Educational & Housing Facility Board, Series 1, (BAM) 5.125%, 07/01/59	1,545,000	1,618,542

Knox County Health Educational & Housing Facility Board, Series A1, (BAM) 5.250%, 07/01/49	1,000,000	1,071,158
5.500%, 07/01/59	1,000,000	1,082,832

Metropolitan Government Nashville & Davidson County Health & Educational Facilities 5.250%, 05/01/53	520,000	552,965

Total Tennessee		5,319,456

Texas - 7.8%

Central Texas Regional Mobility Authority, Series B, 4.000%, 01/01/51	2,000,000	1,907,706
5.000%, 01/01/45	1,590,000	1,666,554

City of Houston Airport System, Series A 4.000%, 07/01/48	240,000	225,226

Lower Colorado River Authority 5.000%, 05/15/51	1,365,000	1,446,143

Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	4,050,000	4,130,606
5.500%, 12/31/58	650,000	704,704

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the value of this security amounted to $1,265,139 or 0.9% of net assets.

AGM	Assured Guaranty Municipal Corp.

	Principal Amount	Value

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	$1,180,000	$1,174,645

Total Texas		11,255,584

Virginia - 3.8%

Lynchburg Economic Development Authority 4.000%, 01/01/55	240,000	224,112

Virginia Small Business Financing Authority, 4.000%, 01/01/39	485,000	479,232
4.000%, 01/01/40	485,000	473,991
5.000%, 12/31/47	1,755,000	1,816,223
5.000%, 12/31/49	1,905,000	1,929,829
5.000%, 12/31/52	515,000	520,706

Total Virginia		5,444,093

Washington - 1.8%

Washington State Housing Finance Commission, 5.000%, 07/01/54	1,500,000	1,538,346
5.500%, 07/01/49	1,000,000	1,072,392

Total Washington		2,610,738

West Virginia - 0.8%

West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/53	1,000,000	1,127,827

Wisconsin - 0.9%

Public Finance Authority, Series A 5.000%, 06/01/41[1]	1,250,000	1,265,139

Total Municipal Bonds (Cost $133,226,783)		135,947,176

Short-Term Investments - 4.0%

Repurchase Agreements - 4.0%

Fixed Income Clearing Corp., dated 06/28/24, due 07/01/24, 5.150% total to be received $5,770,475 (collateralized by a U.S. Treasury Note, 0.125%, 04/15/25, totaling $5,883,419)	5,768,000	5,768,000

Total Short-Term Investments (Cost $5,768,000)		5,768,000

Total Investments - 98.5% (Cost $138,994,783)		141,715,176

Other Assets, less Liabilities - 1.5%		2,110,442

Net Assets - 100.0%		$143,825,618

BAM	Build America Mutual Assurance Co.

FHLMC	Freddie Mac

FNMA	Fannie Mae

GNMA	Ginnie Mae

The accompanying notes are an integral part of these financial statements.

4

AMG GW&K Municipal Enhanced SMA Shares Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2024:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds†	—	$135,947,176	—	$135,947,176

Short-Term Investments

Repurchase Agreements	—	5,768,000	—	5,768,000

Total Investments in Securities	—	$141,715,176	—	$141,715,176

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities (unaudited) June 30, 2024

AMG GW&K Municipal Enhanced SMA Shares

Assets:

Investments at value[1]	$141,715,176

Cash	685

Receivable for delayed delivery investments sold	637,605

Interest receivables	1,910,801

Receivable for Fund shares sold	187,591

Receivable from affiliate	9,503

Prepaid expenses and other assets	9,795

Total assets	144,471,156

Liabilities:

Payable for delayed delivery investments purchased	610,890

Accrued expenses:

Other	34,648

Total liabilities	645,538

Commitments and Contingencies (Notes 2 & 5)

Net Assets	$143,825,618

[1] Investments at cost	$138,994,783

Net Assets Represent:

Paid-in capital	$140,768,446

Total distributable earnings	3,057,172

Net Assets	$143,825,618

Net assets	$143,825,618

Shares outstanding	13,818,307

Net asset value, offering and redemption price per share	$10.41

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations (unaudited) For the six months ended June 30, 2024

AMG GW&K Municipal Enhanced SMA Shares

Investment Income:

Interest income	$2,798,141

Total investment income	2,798,141

Expenses:

Professional fees	21,759

Registration fees	11,536

Custodian fees	10,931

Reports to shareholders	5,099

Trustee fees and expenses	3,982

Transfer agent fees	1,408

Miscellaneous	1,491

Total expenses before offsets	56,206

Expense reimbursements	(56,206)

Net expenses	—

Net investment income	2,798,141

Net Realized and Unrealized Loss:

Net realized gain on investments	385,419

Net change in unrealized appreciation/depreciation on investments	(1,260,592)

Net realized and unrealized loss	(875,173)

Net increase in net assets resulting from operations	$1,922,968

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets For the six months ended June 30, 2024 (unaudited) and the fiscal period ended December 31, 2023

	AMG GW&K Municipal Enhanced SMA Shares

	June 30, 2024	December 31, 2023

Increase in Net Assets Resulting From Operations:

Net investment income	$2,798,141	$2,004,979

Net realized gain (loss) on investments	385,419	(93,911)

Net change in unrealized appreciation/depreciation on investments	(1,260,592)	3,980,985

Net increase in net assets resulting from operations	1,922,968	5,892,053

Distributions to Shareholders:	(2,832,870)	(1,924,979)

Capital Share Transactions:[1]

Net increase from capital share transactions	46,805,210	93,963,236

Total increase in net assets	45,895,308	97,930,310

Net Assets:

Beginning of period	97,930,310	—

End of period	$143,825,618	$97,930,310

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

8

AMG GW&K Municipal Enhanced SMA Shares Financial Highlights For a share outstanding throughout each fiscal period

		For the fiscal
	For the six	period ended
	months ended	December 31,
	June 30, 2024 (unaudited)	2023[1]

Net Asset Value, Beginning of Period	$10.51	$10.00
Income (loss) from Investment Operations:

Net investment income[2,3]	0.23	0.38

Net realized and unrealized gain (loss) on investments	(0.10)	0.48

Total income from investment operations	0.13	0.86
Less Distributions to Shareholders from:

Net investment income	(0.23)	(0.35)
Net Asset Value, End of Period	$10.41	$10.51
Total Return[3,4]	1.27%[5]	8.81%[5]

Ratio of net expenses to average net assets	0.00%[6]	0.00%[6]

Ratio of gross expenses to average net assets[7]	0.09%[6]	0.20%[6]

Ratio of net investment income to average net assets[3]	4.50%[6]	4.55%[6]

Portfolio turnover	8%[5]	12%[5,8]

Net assets end of period (000’s) omitted	$143,826	$97,930

[1]	Commencement of operations was February 28, 2023.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Portfolio turnover rate excludes securities received from processing a subscription in-kind.

9

Notes to Financial Statements (unaudited) June 30, 2024

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG GW&K Municipal Enhanced SMA Shares (the “Fund”).

The Fund offers a single class of shares for purchase. Shares of the Fund may be purchased only by or on behalf of separately managed account clients where GW&K Investment Management, LLC (“GW&K”), the Fund’s subadviser, has an agreement with sponsors of separately managed account programs (“Program Sponsors”), or directly with the client, to provide management or advisory services to the managed account or to the Program Sponsor for its use in managing such account.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

10

Notes to Financial Statements (continued)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend income is recorded on the ex-dividend date and other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income, if any, will normally be declared and paid monthly. Fund distributions resulting from net realized capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent or temporary differences.

At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$138,994,783	$2,961,852	$(241,459)	$2,720,393

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2023, the Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Short-Term	Long-Term	Total
$93,911	—	$93,911

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. For the fiscal period ended December 31, 2023, the Fund received securities and cash in connection with subscriptions in-kind transactions in the amount of $46,736,183 from a redemption in-kind from the AMG GW&K Municipal Enhanced Yield Fund, an affiliated fund, and a related party. For the purposes of U.S. GAAP, the transactions were treated as purchases of securities at a cost equal to the market value of the securities on the date of the transfer.

11

Notes to Financial Statements (continued)

For the six months ended June 30, 2024 (unaudited) and the fiscal period ended December 31, 2023, the capital stock transactions for the Fund were as follows:

	June 30, 2024		December 31, 2023

	Shares	Amount	Shares	Amount

Shares sold	5,088,603	$52,987,124	9,760,519	$98,358,593	[1]

Shares issued in reinvestment of distributions	157,654	1,631,738	168,047	1,683,854

Shares redeemed	(749,084)	(7,813,652)	(607,432)	(6,079,211)

Net increase	4,497,173	$46,805,210	9,321,134	$93,963,236

1 Includes subscriptions in-kind in the amount of $46,736,183.

h. REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes. The value of the underlying collateral, including accrued interest, must equal or exceed the value of the repurchase agreements during the term of the agreement. The underlying collateral for all repurchase agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2024, the market value of repurchase agreements outstanding was $5,768,000.

i. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Fund may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Portfolio Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as an investment in securities and a forward sale commitment in the Fund’s Statement of Assets and Liabilities. For financial reporting purposes, the Fund does offset the receivable and payable for delayed delivery investments purchased and sold. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

During the six months ended June 30, 2024, the Fund entered into securities transactions on a delayed delivery or when issued basis. At June 30, 2024, there were no delayed delivery or when issued securities held by the Fund.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the Fund’s subadviser and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by GW&K, who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

The Fund does not pay advisory fees to the Investment Manager or GW&K. Shareholders should be aware, however, that the Fund is an integral part of separately managed account programs, and the Investment Manager or GW&K will be compensated directly or indirectly by Program Sponsors or program participants for managed account advisory services.

The Investment Manager has contractually agreed, through at least May 1, 2025, to waive fees and/or pay or reimburse the Fund’s expenses in order to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.00% of the average daily net assets attributable to the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the six months ended June 30, 2024, the Investment Manager reimbursed the Fund $56,206.

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund does not pay administrative fees to the Investment Manager for these services.

12

Notes to Financial Statements (continued)

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund may be purchased only by or on behalf of separately managed account clients where GW&K has an agreement with the Program Sponsor (typically, a registered investment adviser or broker-dealer), or directly with the client, to provide management or advisory services to the managed account. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2024, the Fund had no interfund loans outstanding. The Fund did not borrow during the six months ended June 30, 2024.

The Fund utilized the interfund loan program during the six months ended June 30, 2024 as follows:

Average Lent	Number of Days	Interest Earned	Average Interest Rate

$2,290,437	5	$1,953	6.225%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2024, were $53,890,532 and $9,245,007, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2024.

4. FUND RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy;

(ii) the overall market; or (iii) price fluctuations. Please refer to the Fund’s current prospectus for additional information about the Fund’s principal risks.

Market Risk: Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies.

Management Risk: Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that GW&K’s investment techniques and risk analysis will produce the desired result.

Municipal Market Risk: Factors unique to the municipal bond market may negatively affect the value of the Fund’s investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. The Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. A portion of the Fund’s assets may be invested in fixed income securities that would tend to respond similarly to particular economic or political developments or the interest on which is based on revenues or otherwise related to similar types of projects. An example would be securities of issuers whose revenues are paid from similar types of projects, such as health care (including hospitals) or transportation.

Debt Securities Risk: The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Interest Rate Risk: Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.

Credit and Counterparty Risk: The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.

Prepayment Risk: A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

Extension Risk: During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

13

Notes to Financial Statements (continued)

Liquidity Risk: The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

High Yield Risk: Below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities.

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2024:

		Gross Amount Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Fixed Income Clearing Corp.	$5,768,000	—	$5,768,000	$5,768,000	—

7. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

14

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended June 30, 2024, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended June 30, 2024, was $3,982, which is reflected as “Trustee fees and expenses” on the Statement of Operations. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended June 30, 2024.

15

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG GW&K Municipal Enhanced SMA Shares: Approval of Investment Management Agreement and Subadvisory Agreement on June 12, 2024

At an in-person meeting held on June 12, 2024, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons”, of AMG Funds (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG GW&K Municipal Enhanced SMA Shares (the “Fund”) ( the “Investment Management Agreement”); and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting (the “Subadvisory Agreement”), with GW&K Investment Management, LLC, the Fund’s subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadviser, including information regarding the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for the Fund (the “Peer Group”), performance information for the relevant benchmark index for the Fund (the “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Fund, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services to be provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 12, 2024 meeting and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and the Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and

16

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

approach, and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Fund and its discussions with the management of the Fund’s subadviser during the period regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the performance of the Fund’s sole share class for the 1-year period and the period from the Fund’s inception on February 28, 2023 through March 31, 2024, was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Bloomberg U.S. Municipal Bond BAA Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance and the fact that the Fund ranked in the top quintile relative to the Peer Group for the period from the Fund’s inception through March 31, 2024. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

The Trustees noted that the Fund pays no advisory fee to the Investment Manager for the services provided under the Investment Management Agreement and that the Investment Manager pays no subadvisory fee to the Subadviser in exchange for the services provided under the Subadvisory Agreement. The Trustees noted that the Fund is an integral part of separately managed account programs, and the Investment Manager or the Subadviser is compensated directly or indirectly by program sponsors or program participants. The Trustees noted that the Investment Manager indirectly benefits from compensation received by the Subadviser because the Investment Manager and the Subadviser are affiliated. The Trustees reviewed information provided by the Investment Manager at the June 12, 2024 meeting and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as

Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted payments made from the Subadviser to the Investment Manager. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. The Board also took into account the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time.

The Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to the Fund and the resulting profitability from the relationship. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the Subadviser would receive no subadvisory fee from the Investment Manager with respect to the Fund, but that it would be separately compensated by program sponsors and program participants. The Trustees also took into account management’s discussion of the services the Subadviser provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2024, were both rated in the Low rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.00%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders.

Accordingly, on June 12, 2024, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

17

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at wealth.amg.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at wealth.amg.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

Item 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

Item 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)(1)	Not applicable.

(a)(3)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: September 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: September 9, 2024

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: September 9, 2024